OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	August 31, 2011
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue New York, New York			10003
(Address of principal executive offices)			(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1.  REPORT(S) TO STOCKHOLDERS.

Alger Capital Appreciation Fund | Alger LargeCap Growth Fund | Alger MidCap Growth Fund | Alger SMidCap Growth Fund | Alger SmallCap Growth Fund | Alger Growth Opportunities Fund | Alger Health Sciences Fund | Alger Balanced Fund | Alger Convertible Fund | Alger Money Market Fund

The Alger Funds

SEMI-ANNUAL REPORT
April 30, 2009
(Unaudited)

Table of Contents

THE ALGER FUNDS

Letter to Our Shareholders	1

Fund Highlights	12

Portfolio Summary	22

Schedules of Investments	24

Statements of Assets and Liabilities	72

Statements of Operations	74

Statements of Changes in Net Assets	76

Financial Highlights	84

Notes to Financial Statements	108

Additional Information	125

Go Paperless With Alger Electronic Delivery Service

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we’ll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at www.icsdelivery.com/alger.

Dear Shareholders,	May 25, 2009

We can look at the last six months as the melting away of an illusion; as a time when reality has come painfully back into play. Many philosophers built vast realms of study on the idea that misguided reason can twist reality into something that perhaps suits us in the moment but ultimately only serves to keep us in an illusory state—and, in our current case, wreak havoc on our economy and our confidence.

The housing and credit crises and ensuing financial breakdown began with an illusion based on flawed ideas held by many financial lenders and insurers: the latent belief that growth in the housing market would continue unhampered on its upward trajectory. Underlying the assumption of unimpeded growth was the idea that financial derivatives could not only provide the increase in debt necessary to support the financial system but also manage the associated risk. In the mid-2000s, the illusion grew as more and more lenders extended more and more credit to “subprime” borrowers who, if their circumstances declined, were less and less likely to be able to pay the loans back. Although the practice was based on a belief that growth would continue, experience has shown again and again that the upward trend of growth over time is much more jagged than we like to recall.

When the illusion disintegrated, not only did the borrowers suffer from foreclosures, but the resulting housing crisis created a massive ripple effect that crippled the U.S.’s major financial firms. Along with the weakening of the financial sector, so went credit availability, consumer spending, jobs, and, ultimately, consumer confidence. By the fourth quarter of 2008, the scale of the crisis had ceased to be solely “subprime”—it had gone global. Into the first quarter of 2009, the volatility continued with the Dow Jones Industrial Average(i) climbing as high as 9,034 points and falling as low as 6,547 points.

Toward the end of the first quarter and into the second quarter of the calendar year, economic indicators were struggling to recover. Retail sales fell 1.3% in March and a further 0.4% in April—a larger dip than expected. The Consumer Price Index declined 0.7% on an annual basis in April, only the second year-over-year decline in nearly 54 years following March’s 0.4% drop(ii). Industrial production decreased 0.5% in April after having fallen 1.7% in March(iii). And GDP for the first quarter of 2009 decreased 6.1% compared to the fourth quarter of 2008, which experienced a decline of 6.3%.

Europe did not fare much better. GDP fell 2.5 % in the first quarter of 2009 versus the last quarter of 2008, which experienced a decline of 1.5%—the figures were for both the 16-country euro currency zone and the broader 27-country European Union bloc(iv). China is anticipated to fare less poorly, and although its export growth is expected to slow, the country is taking measures to focus on innovation rather than outright cost-efficiency.

Emerging from the Darkness

Plato famously dealt with illusion in what came to be called Plato’s Cave. He described people in a cave whose notion of reality was entirely comprised of shadows projected on a wall. Similarly, one could say that we were in such a cave, deceived by the shadows of easy credit, with no real idea of the hows or whys of what we were seeing.

Now, however, we are beginning to see clearly where things unraveled. Actions are being taken by the Obama administration as well as the housing, financial, and automotive industries to stave off a repetition of the disaster; whether or not those actions will succeed remains to be seen.

What we do know is that, as of the date of this writing, some light has begun to shine in growth investing. In the first quarter, growth funds beat their value rivals by the largest margin in nine years. As of April 28, mid-cap growth funds were up 4.3%, small-cap growth funds were up 0.8%, and large-cap growth funds were up 2.6%, according to investment researcher Morningstar Inc.—a sign that investors are beginning to shed their aversion to risk and test the market.

Then and Now

Much has been made of the similarities between the current downturn and the Great Depression. During the “Roaring Twenties,” people were busy buying automobiles and appliances on credit and eagerly speculating in the stock market, feeding the illusion that the good times would continue to roll.

Then, like now, thought—in terms of easy credit and unimpeded growth—was divorced from reality. Back then, however, government policy either declined to intervene or, worse, intervened in ways that exacerbated rather than alleviated the financial crisis, thus allowing the devastation to spread across the U.S. economy. Things today move much more quickly. The current economy has turned downward faster in a shorter period of time than in any prior period, including the Depression. Fortunately, our government has responded with alacrity and, in a broad sense, moved in the right direction both by injecting massive amounts of liquidity into the financial system and by proactively assuring consumers of the safety of their savings and deposit accounts. As a result, we are likely to emerge faster from this crisis, and certainly much faster than in the 1930s. Government cannot be the only driver of recovery. Today, the depth and breadth of investors in markets across the globe is much stronger than ever before, and their actions will likely speed and strengthen the shape of recovery in both equity and debt markets.

As we have noted in our Alger Market Commentaries (see www.alger.com), companies were quick to respond to the downturn in the second half of 2008 by moving rapidly to cut expenses. At the end of the first quarter of 2009, as we tracked the corporate earnings results of the companies we follow, we discovered a pattern: Despite the rapidity of the economic downturn, we saw companies reporting free cash flow of both absolute strength and relative resilience. We expect the continued stabilization of the U.S. economy and company fundamentals to support the market’s rally from March lows.

We are already seeing signs of a bottoming in the housing market in the earliest-hit and hardest-hit areas of the U.S. where declines in foreclosures and short sales have begun to occur. Looking at Orange County, California, home prices increased 2.5% in March from February; sales jumped 27.5% in March from February and 47.4% from last year, according to the California Association of Realtors. The county had about four months of inventory as of May, a level not seen since April 2006. Inventory was at eight months a year ago and peaked at 11 months in 2007.

As a lagging indicator, the unemployment rate won’t yield for a while as companies are expected to be slow to add new jobs, but the market can rebound long before the level of employment does. The unemployment rate hit a 25-year high in April, but there were signs of hope as the monthly job loss total for April fell to 539,000, down from 699,000 jobs lost in March and the lowest level in six months since—October, when the economy shed 380,000 jobs.

The Institute for Supply Management’s manufacturing index, a key measure of manufacturing activity, rose for the fourth straight month in April, suggesting the sector may be stabilizing even though the indicator has been at the contraction level for 15 months in a row. And the Consumer Confidence Index, which had posted a slight increase in March, improved considerably in April. The Index now stands at 39.2 (1985=100), up from 26.9 in March.

Apart from the Crowd

Looking forward, we are grounded in a more complete picture of reality—for the overall economy and our firm. Danish philosopher Søren Kierkegaard, too, examined illusion in a way, writing that crowds limit and stifle the unique individual. Like any economic bubble, we can, of course, now say in hindsight that the adjoining crises were a result of exactly this kind of crowd mentality. The resulting economic disaster, while painful, has effectively broken up the crowd, razing the illusion and once again opening the investing field up to new and creative opportunities. There is, after all, a stunning amount of cash on the sidelines. The savings rate is up to 5%, meaning that there is about $500 billion currently being held in cash. As consumer confidence repairs itself, the sidelined cash will be invested. While we believe that the economy will technically be in recession for most of 2009, negative GDP figures will gradually become less severe.

The stock market, however, is a discounting mechanism; investors look forward toward the potential range of economic, sector, and company-specific outcomes in terms of revenues, margins, profits, and growth to assess the value of equity. At Alger, our investment process includes valuation analysis that considers outcomes that are both highly pessimistic and optimistic. Most of the time, we observe stocks selling within ranges that reflect varying but ultimately balanced views between the divergent possibilities.

Occasionally, however, the crowd mentality of the market overwhelms such rational behavior and investors see something entirely different: equities of companies, even the strongest, suddenly priced to fail. We believe the S&P 500 Index(v) lows in March reflected such an event and, thus, we are increasingly confident that those lows will mark the bottom. Because we do not expect the economy—and, in particular, investor sentiment about economic recovery and future growth—to recover in a straight line, we think continued market volatility is likely. The inevitable sell-offs in the stock market that will accompany such uncertain economic progress will offer excellent buying opportunities for patient, long-term investors.

During the last six months, we had limited exposure to the hardest-hit areas of the financial sector, and our performance was largely a result of the market’s broad and indiscriminate decline. Even in the best of times investing is a challenge; however, it is during bad times that an investment firm proves its capability to manage through crisis, focus on improving performance, and not only endure but also improve upon its strengths. Alger investment professionals have remained focused and disciplined in executing upon our consistent investment philosophy and process. Now in 2009, our 45th year in the business of investing, we have successfully passed through many shadowy times and found new opportunities amidst economic and generational change.

Kierkegaard once wrote, “The task must be made difficult, for only the difficult inspires the noble-hearted.” We have perhaps encountered the most difficult task our generation will see, and our firm has come out of it more inspired than ever to deliver exceptional investment results for an exceptional group of individuals and institutions: our clients.

Portfolio Matters

Alger Capital Appreciation Fund

The Alger Capital Appreciation Fund returned 0.15% for the six months ended April 30, 2009, compared to the Russell 3000 Growth Index(vi) return of -1.70%.

During the period, the largest portfolio weightings in the Alger Capital Appreciation Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Information Technology sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Consumer Discretionary and Materials.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Apple Inc., Transocean Ltd., Chesapeake Energy Corp., Google Inc. (Cl A), and Marvell Technology Group Ltd. Conversely, detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Gildan Activewear Inc., Abbott Laboratories, Covidien Ltd., and Activision Blizzard Inc.

Alger LargeCap Growth Fund

The Alger LargeCap Growth Fund returned -0.76% for the six months ended April 30, 2009, compared with a return of -1.54% for the Russell 1000 Growth Index(vii).

During the period, the largest portfolio weightings in the Alger LargeCap Growth Fund were in the Information Technology and Consumer Staples sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Information Technology sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Industrials and Financials.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Wyeth, Weatherford International Ltd., Research In Motion Ltd., Chesapeake Energy Corp., and QUALCOMM Inc. Conversely, detracting from overall results on a relative basis were McDermott International Inc., General Electric Co., JPMorgan Chase & Co., Devon Energy Corp., and Bank of America Corp.

Alger MidCap Growth Fund

For the six months ended April 30, 2009, the Alger MidCap Growth Fund returned 2.16% compared to the Russell MidCap Growth Index(viii), which had a return of 2.70%.

During the period, the largest portfolio weightings in the Alger MidCap Growth Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Financials sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Information Technology and Health Care.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Mylan Inc., Chico’s FAS Inc., SPX Corp., Optimer Pharmaceuticals Inc., and Regal Entertainment Group. Conversely, detracting from overall results on a relative basis were Satyam Computer Services Ltd. (ADS), Gildan Activewear Inc., McDermott International Inc., United Therapeutics Corp., and Tessera Technologies Inc.

Alger SMidCap Growth Fund

The Alger SMidCap Growth Fund returned 0.41% for the six months ended April 30, 2009, compared to the Russell 2500 Growth Index(ix) return of 0.68%.

During the period, the largest portfolio weightings in the Alger SMidCap Growth Fund were in the Health Care and Information Technology sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Industrials and Energy sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Consumer Discretionary and Consumer Staples.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Darden Restaurants Inc., Marvell Technology Group Ltd., Mylan Inc., AirTran Holdings Inc., and AECOM Technology Corp. Conversely, detracting from overall results on a relative basis were Gildan Activewear Inc., Satyam Computer Services Ltd. (ADS), Tenet Healthcare Corp., Icon PLC (ADS), and Microsemi Corp.

Alger SmallCap Growth Fund

For the six months ending April 30, 2009, the Alger SmallCap Growth Portfolio returned 2.19% compared to the Russell 2000 Growth Index(x), which returned -3.78%.

During the period, the largest portfolio weightings in the Alger SmallCap Growth Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Information Technology. The largest sector underweight for the period was in Industrials. Relative outperformance in the Industrials and Health Care sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Telecommunications Services and Consumer Staples.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Optimer Pharmaceuticals Inc., AECOM

Technology Corp., VistaPrint Ltd., priceline.com Inc., and URS Corp. Conversely, detracting from overall results on a relative basis were Tenet Healthcare Corp., Icon PLC (ADS), Microsemi Corp., Ann Taylor Stores Corp., and International Coal Group Inc.

The Alger Growth Opportunities Fund

The Alger Growth Opportunities Fund returned 0.70% for the six months ended April 30, 2009, compared to the Russell 2500 Growth Index return of 0.68%.

During the period, the largest portfolio weightings in the Alger Growth Opportunities Fund were in the Information Technology and Health Care sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Industrials. Relative outperformance in the Energy and Financials sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Consumer Discretionary and Health Care.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Optimer Pharmaceuticals Inc., VistaPrint Ltd., Darden Restaurants Inc., Mylan Inc., and Marvell Technology Group Ltd.. Conversely, detracting from overall results on a relative basis were Gildan Activewear Inc., NCR Corp., American Apparel Inc., Tenet Healthcare Corp., and Ness Technologies Inc.

Alger Health Sciences Fund

The Alger Health Sciences Fund returned -0.53% for the six months ended April 30, 2009, compared to the S&P 500 Index return of -9.09%.

During the period, the largest portfolio weightings in the Alger Health Sciences Fund were in the Pharmaceuticals and Biotechnology sectors. The largest sector overweight for the period was in Biotechnology. The largest sector underweight for the period was in Pharmaceuticals. Relative outperformance in the Pharmaceuticals and Health Care Equipment & Supplies sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Biotechnology and Health Care Equipment & Supplies.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Optimer Pharmaceuticals Inc., Inverness Medical Innovations Inc., Johnson & Johnson, Pfizer Inc., and Medicis Pharmaceutical Corp. Conversely, detracting from overall results on a relative basis were XenoPort Inc., UnitedHealth Group Inc., United Therapeutics Corp., BioMarin Pharmaceutical Inc., and Boston Scientific Corp.

Alger Balanced Fund

The Alger Balanced Fund returned -1.68% for the six months ended April 30, 2009, compared to the Russell 1000 Growth Index return of -1.54%.

In a market left reeling in the wake of Lehman bankruptcy, investors could hide in the Treasury sector to deliver returns. As we enter 2009, what had been a safe haven for investors worldwide is now slowly unwinding itself. Market participants have increased their risk appetite as the fear of systemic risk has been taken off the table and corporate bond valuations are extremely attractive. For most non-financial sectors, key credit metrics on leverage, interest coverage, margins and cash flows are stronger than the last recession yet credit spreads remain wider than in 2002. These attractive valuations have been the return drivers in the first quarter of 2009.

During the period, the largest portfolio weightings in the Alger Balanced Fund equity portfolio were in the Information Technology and Consumer Staples sectors. The largest sector overweight for the period was in Financials. The largest sector underweight for the period was in Information Technology. Relative outperformance in the Health Care and Consumer Staples sectors were the most important contributors to performance. Sectors that detracted from the portfolio included Financials and Materials.

Among the most important relative contributors to the portfolio during the six months ended April 30, 2009, were Yamana Gold Inc., Cheesecake Factory Inc., J. Crew Group Inc., Mylan Inc., and Celgene Corp. Conversely, detracting from overall results on a relative basis were General Electric Co., JPMorgan Chase & Co., Schlumberger Ltd., Wells Fargo & Co., and General Dynamics Corp.

The fixed-income portion of the Alger Balanced Fund returned 7.34% versus the Lehman Government/Credit Bond Index(xi) return of 6.73%. As of April 30, 2009, 52.40% of the fixed-income portion of the portfolio was in corporate securities, 25.90% in mortgage/asset-backed securities, 15.50% in U.S. Treasuries, 5.40% in government agencies, and -0.30% in cash.

Alger Convertible Fund

Enduring 2008’s severe market downturn, convertibles as an asset class suffered from a case of intense supply/demand imbalance for the six-month period ending April 30, 2009. As accounts scrambled to raise cash and cover redemptions, it caused a massive overreaction to the downside in convertibles. Turn the page to 2009 and the asset class is proving resilient, offering stellar first-quarter returns. The built-in risk premium has been one of the best drivers of return. As investors have become more comfortable with risk, this premium has begun to compress from historically wide levels. In addition, convertible new issuance that had been at a complete standstill until February 2009 has seen a healthy resurgence, providing opportunities for both traditional and non-traditional convertible investors.

The Alger Convertible Fund posted a NAV return of 4.23% for the six-months ending April 30, 2009, versus the Merrill Lynch All Convertible Index(xii) return of 11.50% and the Lipper Convertible Securities Fund Index(xiii) return of 8.95%. Standardized returns are located in the following pages.

Alger Money Market Fund

Money market funds were faced with challenges in the last quarter of 2008 and into the first quarter 2009. Liquidity had been effectively removed from an asset class that in and of itself was supposed to represent liquidity. The freezing of money markets prompted the Fed to initiate several back-stop facilities to re-liquefy the system. In addition, the Fed reduced its overnight target lending rate to zero, effectively making in very hard for funds to maintain attractive yields. The conundrum created rising assets and steeply falling yields on the highest quality money market instruments. Funds have had to either begin reimbursing clients on a portion of the fee structure or have begun investing further down the credit spectrum to capture higher yields.

The Fund invests in money market securities that are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers’ acceptances, and corporate bonds having less than 397 days remaining until maturity.

The Alger Money Market Fund posted a return of 0.04% for the six-month period ending April 30, 2009.

Respectfully submitted,

Daniel C. Chung
Chief Investment Officer

(i)

The Dow Jones Industrial Average is an index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. It is frequently used as a general measure of stock market performance.

(ii)	Labor Department
(iii)	Federal Reserve
(iv)	EU statistics office
(v)	Standard & Poor’s 500 Index is an index of the 500 largest and most profitable companies in the United States.
(vi)	The Russell 3000 Growth Index is an unmanaged index designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
(vii)

The Russell 1000 Growth Index is an unmanaged index designed to measure the performance of the largest 1,000 companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization, which represents 98% of the U.S. Equity Market.

(viii)

The Russell Midcap Growth Index is an unmanaged index designed to measure the performance of the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

(ix)

The Russell 2500 Growth Index is an unmanaged index designed to measure the performance of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(x)

The Russell 2000 Growth Index is an unmanaged index designed to measure the performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

(xi)	Lehman Brothers Government/Credit Bond Index is an index designed to track performance of government and corporate bonds.
(xii)	The Merrill Lynch All-Convertible Index is an index of convertible securities that is commonly used as a general measure of performance for the convertible securities market.
(xiii)

The Lipper Convertible Securities Fund Index is an unmanaged index of the ten-largest funds in the Lipper Convertible Securities fund category, which consists of funds that invest primarily in convertible bonds and convertible preferred stock.

Investors cannot invest directly in an index. Index performance does not reflect the deduction for fees, expenses, or taxes.

This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Funds unless proceeded or accompanied by an effective prospectus for the Funds. Funds returns represent the fiscal six-month period return of Class B shares. The performance data quoted represents past performance, which is not an indication or guarantee of future results.

Standard performance results can be found on the following pages. The investment return and principal value of an investment in a fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at www.alger.com, or call us at (800) 992-3863.

The views and opinions of the Fund’s management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable; however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark, and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2009. Securities mentioned in the Shareholders letter, if not found in the Schedule of Investments, may have been held by the Funds during the six-month fiscal period.

A Word About Risk

Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Funds that invest in fixed-income securities, such as the Balanced Fund and Convertible Fund, are subject to the fixed-income securities’ sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall. These funds are also subject to the risk of a decline in the value of the fund’s securities in the event of an issue’s falling credit rating or actual default. Funds that participate in leveraging, such as the Capital Appreciation, SMidCap, and Health Sciences Funds, are subject to the risk that borrowing money to leverage will exceed the returns for securities purchased or that the securities purchased may actually go down in value; thus, the funds’ net asset value can decrease more quickly than if the fund had not borrowed. For a more detailed discussion of the risks associated with a Fund, please see the Fund’s Prospectus.

Before investing, carefully consider a fund’s investment objective, risks, charges, and expenses. For a prospectus containing this and other information about The Alger Funds call us at (800) 992-3863 or visit us at www.alger.com. Read it carefully before investing. Fred Alger & Company, Incorporated, Distributor. Member NYSE Euronext, SIPC.

NOT FDIC INSURED. NOT BANK GUARANTEED. MAY LOSE VALUE.

FUND PERFORMANCE AS OF 3/31/09 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS

	1	5	10	SINCE
	YEAR	YEARS	YEARS	INCEPTION
Alger Capital Appreciation Class A (Inception 1/1/97)	(38.96)%	(0.59)%	(2.84)%	3.46%
Alger Capital Appreciation Class B (Inception 11/11/86)	(39.35)%	(0.69)%	(2.90)%	8.38%
Alger Capital Appreciation Class C (Inception 8/1/97)	(36.74)%	(0.29)%	(3.05)%	1.13%

Alger LargeCap Growth Class A (Inception 1/1/97)	(41.02)%	(5.86)%	(4.87)%	1.65%
Alger LargeCap Growth Class B (Inception 11/11/86)	(41.34)%	(5.90)%	(4.93)%	7.77%
Alger LargeCap Growth Class C (Inception 8/1/97)	(38.81)%	(5.52)%	(5.05)%	(0.68)%

Alger MidCap Growth Class A (Inception 1/1/97)	(51.69)%	(7.79)%	(0.38)%	3.64%
Alger MidCap Growth Class B (Inception 5/24/93)	(51.92)%	(7.72)%	(0.45)%	7.92%
Alger MidCap Growth Class C (Inception 8/1/97)	(49.89)%	(7.50)%	(0.61)%	1.93%

Alger SMidCap Growth Class A (Inception 5/8/02)	(41.81)%	(1.29)%	n/a	0.28%
Alger SMidCap Growth Class B (Inception 5/8/02)	(42.13)%	(1.12)%	n/a	0.19%
Alger SMidCap Growth Class C (Inception 5/8/02)	(39.66)%	(0.94)%	n/a	0.35%
Alger SMidCap Growth Class I (Inception 8/6/07)*	(38.55)%	(0.15)%	n/a	1.12%

Alger SmallCap Growth Class A (Inception 1/1/97)	(39.65)%	(2.81)%	(5.13)%	(2.18)%
Alger SmallCap Growth Class B (Inception 11/11/86)	(40.06)%	(2.92)%	(5.15)%	6.66%
Alger SmallCap Growth Class C (Inception 8/1/97)	(37.36)%	(2.47)%	(5.26)%	(3.56)%

Alger Growth Opportunities Class A (Inception 3/3/08)	(43.02)%	n/a	n/a	(41.43)%
Alger Growth Opportunities Class C (Inception 3/3/08)	(41.28)%	n/a	n/a	(39.05)%
Alger Growth Opportunities Class I (Inception 3/3/08)	(40.80)%	n/a	n/a	(38.47)%

Alger Health Sciences Class A (Inception 5/1/02)	(23.11)%	2.15%	n/a	6.63%
Alger Health Sciences Class B (Inception 5/1/02)	(23.52)%	2.32%	n/a	6.58%
Alger Health Sciences Class C (Inception 5/1/02)	(20.30)%	2.49%	n/a	6.68%

Alger Balanced Class A (Inception 1/1/97)	(29.95)%	(3.58)%	(0.68)%	4.07%
Alger Balanced Class B (Inception 6/1/92)	(30.31)%	(3.67)%	(0.74)%	5.52%
Alger Balanced Class C (Inception 8/1/97)	(27.34)%	(3.27)%	(0.89)%	2.29%

Alger Convertible Class A (Inception 11/1/71)**	(40.10)%	(3.88)%	(0.09)%	n/a

*                 Historical performance prior to August 6, 2007, inception of the class, is that of the Fund’s Class A Shares, which has been adjusted to remove the front-end sales charge imposed by Class A Shares.

**          Performance prior to January 9, 2009 represents the performance of the Predecessor Fund’s common stock, Castle Convertible Fund. The calculation of total return assumes dividends were reinvested at market value.

ALGER CAPITAL APPRECIATION FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. Figures for the Alger Capital Appreciation Class B shares and the Russell 3000 Growth Index include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 1/1/97)	(37.06)%	2.20%	(2.04)%	4.21%
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	1.56%
Class B (Inception 11/11/86)	(37.44)%	2.17%	(2.09)%	8.97%
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	4.83%
Class C (Inception 8/1/97)	(34.73)%	2.56%	(2.23)%	1.91%
Russell 3000 Growth Index	(31.47)%	(2.33)%	(4.16)%	(0.48)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER LARGECAP GROWTH FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. Figures for the Alger LargeCap Growth Class B shares and the Russell 1000 Growth Index include reinvestment of dividends. Performance for the Alger LargeCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 1/1/97)	(39.36)%	(3.36)%	(4.03)%	2.33%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	1.69%
Class B (Inception 11/11/86)	(39.65)%	(3.42)%	(4.09)%	8.14%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	7.52%
Class C (Inception 8/1/97)	(37.11)%	(3.01)%	(4.22)%	0.03%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	(0.48)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER MIDCAP GROWTH FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and Russell Midcap Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. Figures for the Alger MidCap Growth Class B shares and Russell Midcap Growth Index include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 1/1/97)	(48.65)%	(4.55)%	0.64%	4.56%
Russell Midcap Growth Index	(35.66)%	(0.76)%	0.02%	3.69%
Class B (Inception 5/24/93)	(48.91)%	(4.52)%	0.57%	8.64%
Russell Midcap Growth Index	(35.66)%	(0.76)%	0.02%	6.37%
Class C (Inception 8/1/97)	(46.89)%	(4.30)%	(0.38)%	2.87%
Russell Midcap Growth Index	(35.66)%	(0.76)%	0.02%	2.20%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER SMIDCAP GROWTH FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger SMidCap Growth Class B shares, with a contingent deferred sales charge of 1%, and the Russell 2500 Growth Index (an unmanaged index of common stocks) from May 8, 2002, the inception date of the Alger SMidCap Growth Fund, through April 30, 2009. Figures for both the Alger SMidCap Growth Class B shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger SMidCap Growth Class A, Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 5/8/02)	(38.68)%	1.85%	n/a	1.67%
Russell 2500 Growth Index	(32.98)%	(0.92)%	n/a	1.03%
Class B (Inception 5/8/02)	(39.05)%	2.03%	n/a	1.55%
Russell 2500 Growth Index	(32.98)%	(0.92)%	n/a	1.03%
Class C (Inception 5/8/02)	(36.46)%	2.22%	n/a	1.72%
Russell 2500 Growth Index	(32.98)%	(0.92)%	n/a	1.03%
Class I (Inception 8/6/07)*	(35.19)%	3.04%	n/a	2.51%
Russell 2500 Growth Index	(32.98)%	(0.92)%	n/a	1.03%

*                 Historical performance prior to August 6, 2007, inception of the class, is that of the Fund’s Class A shares, which has been adjusted to remove the front-end sales charge imposed by Class A shares.

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER SMALLCAP GROWTH FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index (an unmanaged index of common stocks) for the ten years ended April 30, 2009. Figures for both the Alger SmallCap Growth Class B shares and the Russell 2000 Growth Index include reinvestment of dividends. Performance for the Alger SmallCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 1/1/97)	(36.11)%	0.04%	(4.24)%	(1.35)%
Russell 2000 Growth Index	(30.36)%	(1.67)%	(1.06)%	0.78%
Class B (Inception 11/11/86)	(36.45)%	(0.01)%	(4.25)%	7.12%
Russell 2000 Growth Index	(30.36)%	(1.67)%	(1.06)%	4.97%
Class C (Inception 8/1/97)	(33.72)%	0.46%	(4.36)%	(2.68)%
Russell 2000 Growth Index	(30.36)%	(1.67)%	(1.06)%	(0.04)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER GROWTH OPPORTUNITIES FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Growth Opportunities Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Russell 2500 Growth Index (an unmanaged index of common stocks) on March 3, 2008, the inception date of the Alger Growth Opportunities Fund, through April 30, 2009. Figures for both the Alger Growth Opportunities Class A shares and the Russell 2500 Growth Index include reinvestment of dividends. Performance for the Alger Growth Opportunities Class C and Class I shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 3/3/08)	(39.90)%	n/a	n/a	(33.51)%
Russell 2500 Growth Index	(32.98)%	n/a	n/a	(26.30)%
Class C (Inception 3/3/08)	(37.98)%	n/a	n/a	(31.08)%
Russell 2500 Growth Index	(32.98)%	n/a	n/a	(26.30)%
Class I (Inception 3/3/08)	(36.80)%	n/a	n/a	(30.44)%
Russell 2500 Growth Index	(32.98)%	n/a	n/a	(26.30)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class C shares.

ALGER HEALTH SCIENCES FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Health Sciences Class B shares, with a contingent deferred sales charge of 1%, and the Standard & Poor’s 500 Index (an unmanaged index of common stocks) on May 1, 2002, the inception date of the Alger Health Sciences Fund, through April 30, 2009. Figures for both the Alger Health Sciences Class B shares and the Standard & Poor’s 500 Index include reinvestment of dividends. Performance for the Alger Health Sciences Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 5/1/02)	(23.65)%	2.29%	n/a	6.81%
S&P 500 Index	(35.31)%	(2.70)%	n/a	(1.05)%
Class B (Inception 5/1/02)	(24.00)%	2.46%	n/a	6.75%
S&P 500 Index	(35.31)%	(2.70)%	n/a	(1.05)%
Class C (Inception 5/1/02)	(20.80)%	2.63%	n/a	6.85%
S&P 500 Index	(35.31)%	(2.70)%	n/a	(1.05)%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER BALANCED FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES

The chart above illustrates the change in value of a hypothetical $10,000 investment made in Alger Balanced Class B shares, the Russell 1000 Growth Index (an unmanaged index of common stocks) and the Barclay’s Government/Credit Bond Index (an unmanaged index of government and corporate bonds) for the ten years ended April 30, 2009. Figures for the Alger Balanced Class B shares, the Russell 1000 Growth Index and the Barclay’s Government/Credit Bond Index include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 1/1/97)	(28.04)%	(1.63)%	(0.18)%	4.54%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	1.69%
Barclay’s Gov’t/Credit Bond Index	2.57%	4.43%	5.63%	6.02%
Class B (Inception 6/1/92)	(28.42)%	(1.71)%	(0.24)%	5.86%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	5.28%
Barclay’s Gov’t/Credit Bond Index	2.57%	4.43%	5.63%	6.45%
Class C (Inception 8/1/97)	(25.39)%	(1.31)%	(0.39)%	2.77%
Russell 1000 Growth Index	(31.56)%	(2.38)%	(4.40)%	(0.48)%
Barclay’s Gov’t/Credit Bond Index	2.57%	4.43%	5.63%	5.82%

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s average annual total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares and applicable contingent deferred sales charges on Class B and Class C shares.

ALGER CONVERTIBLE FUND

Fund Highlights Through April 30, 2009 (Unaudited)

HYPOTHETICAL $10,000 INVESTMENT IN CLASS A SHARES

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Convertible Class A shares, with an initial sales charge of 5.25% maximum sales charge, and the Merrill Lynch All Convertible Index (an unmanaged index of convertible bonds) for the ten years ended April 30, 2009. Figures for both the Alger Convertible Class A shares and the Merrill Lynch All Convertible Index include reinvestment of dividends. Performance prior to 1/9/09, inception of the Fund, is that of its predecessor fund, The Castle Convertible Fund.

PERFORMANCE COMPARISON AS OF 4/30/09†

AVERAGE ANNUAL TOTAL RETURNS

				SINCE
	1 YEAR	5 YEARS	10 YEARS	INCEPTION
Class A (Inception 11/1/71)**	(38.66)%	(4.46)%	0.32%	n/a
Merrill Lynch All Convertible Index	(27.25)%	(1.50)%	1.83%	n/a

The performance data quoted represents past performance, which is not an indication or a guarantee of future results. The Fund’s total returns include changes in share price and reinvestment of dividends and capital gains. The chart and table above do not reflect the deduction of taxes that a shareholder would have paid on fund distributions or on the redemption of fund shares. Investment return and principal will fluctuate and the Fund’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month end, visit us at www.alger.com or call us at (800) 992-3863.

†                  Returns reflect maximum initial sales charges on Class A shares.

**          Performance prior to January 9, 2009 represents the performance of the Predecessor Fund’s common stock, Castle Convertible Fund. The calculation of total return assumes dividends were reinvested at market value.

(This page intentionally left blank)

PORTFOLIO SUMMARY†

April 30, 2009 (Unaudited)

	CAPITAL	LARGECAP		SMIDCAP	SMALLCAP
SECTORS	APPRECIATION	GROWTH	MIDCAP GROWTH	GROWTH	GROWTH
Consumer Discretionary	10.2%	8.4%	18.1%	16.5%	15.0%
Consumer Staples	11.7	15.3	5.0	4.2	3.8
Energy	7.3	8.6	7.8	6.6	6.0
Financials	5.9	4.4	6.2	9.1	6.3
Health Care	18.0	15.2	19.5	20.2	22.5
Industrials	9.3	9.5	9.5	13.2	12.4
Information Technology	29.5	31.9	27.0	20.8	26.5
Materials	4.8	3.4	3.4	2.9	1.6
Telecommunication Services	1.2	0.7	2.7	1.2	1.9
Utilities	1.2	0.0	1.0	1.2	1.3
Short-Term and Net Other Assets	0.9	2.6	(0.2)	4.1	2.7
	100.0%	100.0%	100.0%	100.0%	100.0%

	GROWTH	HEALTH
SECTORS	OPPORTUNITIES	SCIENCES	CONVERTIBLE
Consumer Discretionary	15.2%	0.0%	6.3%
Consumer Staples	5.0	1.5	4.1
Energy	6.2	0.0	12.3
Financials	8.7	0.0	20.1
Health Care	20.4	89.7	19.5
Industrials	13.2	0.0	11.3
Information Technology	24.5	0.0	10.4
Materials	2.4	0.0	3.4
Telecommunication Services	1.3	0.0	4.2
Utilities	1.1	0.0	3.0
Short-Term and Net Other Assets	2.0	8.8	5.4
	100.0%	100.0%	100.0%

SECTORS/SECURITY TYPES	BALANCED
Consumer Discretionary	6.2%
Consumer Staples	7.6
Energy	3.7
Financials	3.9
Health Care	7.8
Industrials	6.1
Information Technology	14.5
Materials	1.6
Telecommunication Services	0.5
Total Equity Securities	51.9%
Convertible Corporate Bonds	4.0%
Corporate Bonds	22.9
Preferred Stocks	0.4
U.S. Agency Obligations	12.5
U.S. Governments	7.3
Total Bonds	47.1%
Short-Term and Net Other Assets	1.0%
100.0%

DAYS TO MATURITY	MONEY MARKET
0 to 30	66.9%
31 to 60	23.4
91 to 180	9.7
100.0%

† Based on net assets for each Fund, except for Money Market Fund which is based on total investments.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.2%
AEROSPACE & DEFENSE—5.6%
BE Aerospace Inc. *	1,020,900	$11,015,511
General Dynamics Corp.	87,545	4,523,450
Lockheed Martin Corp.	155,900	12,242,827
		27,781,788
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service Inc., Cl. B	31,600	1,653,944

APPAREL RETAIL—0.5%
Gap Inc., /The	163,300	2,537,682

APPLICATION SOFTWARE—1.1%
Net 1 UEPS Technologies Inc. *	28,905	476,932
Solera Holdings Inc. *	171,435	3,912,147
Synopsys Inc. *	46,400	1,010,592
		5,399,671
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
AllianceBernstein Holding LP	51,115	895,535
Invesco Ltd.	123,100	1,812,032
		2,707,567
AUTOMOBILE MANUFACTURERS—0.3%
Honda Motor Co., Ltd.	52,200	1,509,468

BIOTECHNOLOGY—3.8%
Alexion Pharmaceuticals Inc. *	56,400	1,884,888
Biogen Idec Inc. *	57,400	2,774,716
Celgene Corp. *	154,900	6,617,328
Cephalon Inc. *	84,489	5,543,323
Genzyme Corp. *	33,100	1,765,223
		18,585,478
CABLE & SATELLITE—0.4%
DIRECTV Group Inc., /The*	77,800	1,923,994

CASINOS & GAMING—0.7%
Las Vegas Sands Corp.*	462,600	3,617,532

COMMUNICATIONS EQUIPMENT—3.6%
Cisco Systems Inc. *	301,100	5,817,252
Corning Inc.	32,000	467,840
Nice Systems Ltd. #*	33,000	845,130
Qualcomm Inc.	177,700	7,520,264
Research In Motion Ltd. *	45,260	3,145,570
		17,796,056
COMPUTER & ELECTRONICS RETAIL—0.7%
Best Buy Co., Inc.	84,500	3,243,110

COMPUTER HARDWARE—6.8%
Apple Inc. *	132,245	16,640,388
Hewlett-Packard Co.	256,500	9,228,870
International Business Machines Corp.	78,200	8,071,022
		33,940,280
COMPUTER STORAGE & PERIPHERALS—1.0%
EMC Corp.*	378,300	4,740,099

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—0.1%
Foster Wheeler AG*	23,200	$499,496

DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Mastercard Inc.	72,800	13,355,160
Visa Inc., Cl. A	35,400	2,299,584
		15,654,744
DISTILLERS & VINTNERS—0.2%
Central European Distribution Corp.*	53,900	1,207,360

DIVERSIFIED METALS & MINING—0.3%
Cia Vale do Rio Doce#	90,800	1,499,108

DRUG RETAIL—3.5%
CVS Caremark Corp.	545,925	17,349,497

EDUCATION SERVICES—0.5%
ITT Educational Services Inc.*	25,800	2,599,866

ELECTRIC UTILITIES—0.6%
Northeast Utilities	133,200	2,799,864

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
General Cable Corp.*	55,900	1,517,126

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Mosaic Co., /The	54,300	2,196,435

FOOD RETAIL—1.6%
Kroger Co., /The	366,700	7,928,054

FOOTWEAR—0.2%
NIKE Inc., Cl. B	20,500	1,075,635

GOLD—0.5%
Goldcorp Inc.	83,100	2,286,912

HEALTH CARE EQUIPMENT—1.5%
Covidien Ltd.	141,900	4,679,862
Insulet Corp. *	155,300	892,975
Medtronic Inc.	38,400	1,228,800
Varian Medical Systems Inc. *	14,300	477,191
		7,278,828
HEALTH CARE FACILITIES—0.8%
Community Health Systems Inc. *	47,300	1,080,332
Universal Health Services Inc., Cl. B	61,000	3,074,400
		4,154,732
HEALTH CARE SERVICES—0.4%
Medco Health Solutions Inc.*	40,800	1,776,840

HEALTH CARE SUPPLIES—1.1%
Inverness Medical Innovations Inc.*	171,700	5,544,193

HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard Inc. *	62,800	676,356
Nintendo Co., Ltd. #	55,423	1,864,984
		2,541,340
HOME IMPROVEMENT RETAIL—1.0%
Lowe’s Companies, Inc.	220,400	4,738,600

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOMEBUILDING—0.5%
KB Home	43,500	$786,045
Toll Brothers Inc. *	88,400	1,790,984
		2,577,029
HOTELS RESORTS & CRUISE LINES—0.3%
Carnival Corp.	44,600	1,198,848

HOUSEWARES & SPECIALTIES—0.2%
Newell Rubbermaid Inc.	46,200	482,790
Tupperware Brands Corp.	27,400	685,822
		1,168,612
HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores Inc.	95,200	4,798,080

INDUSTRIAL CONGLOMERATES—2.2%
Tyco International Ltd.	449,400	10,677,744

INDUSTRIAL MACHINERY—0.8%
SPX Corp.	86,400	3,989,088

INTEGRATED OIL & GAS—0.8%
Total SA#	81,700	4,062,124

INTEGRATED TELECOMMUNICATION SERVICES—0.7%
AT&T Inc.	140,300	3,594,486

INTERNET RETAIL—1.5%
Amazon.com Inc. *	6,000	483,120
Expedia Inc. *	523,300	7,122,113
		7,605,233
INTERNET SOFTWARE & SERVICES—4.6%
eBay Inc. *	224,710	3,700,974
Google Inc., Cl. A *	14,200	5,622,774
IAC/InterActiveCorp. *	479,615	7,683,432
Netease.com #*	127,800	3,857,004
Yahoo! Inc. *	150,300	2,147,787
		23,011,971
INVESTMENT BANKING & BROKERAGE—1.3%
Goldman Sachs Group Inc., /The	23,900	3,071,150
Morgan Stanley	136,000	3,215,040
		6,286,190
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	243,000	6,023,970

LEISURE PRODUCTS—0.3%
Gildan Activewear Inc.*	115,100	1,317,895

LIFE SCIENCES TOOLS & SERVICES—2.1%
Icon PLC #*	237,400	3,760,416
Life Technologies Corp. *	112,800	4,207,440
Thermo Fisher Scientific Inc. *	73,200	2,567,856
		10,535,712
MANAGED HEALTH CARE—2.3%
Aetna Inc.	67,600	1,487,876

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—(CONT.)
WellPoint Inc. *	234,900	$10,044,324
		11,532,200
METAL & GLASS CONTAINERS—2.6%
Crown Holdings Inc. *	291,600	6,429,780
Owens-Illinois Inc. *	276,000	6,731,640
		13,161,420
MOVIES & ENTERTAINMENT—1.0%
Regal Entertainment Group, Cl. A	247,800	3,236,268
Walt Disney Co., /The	69,300	1,517,670
		4,753,938
MULTI-UTILITIES—0.6%
Veolia Environnement#	120,000	3,277,200

OIL & GAS DRILLING—1.2%
Transocean Ltd.*	89,600	6,046,208

OIL & GAS EQUIPMENT & SERVICES—0.9%
Weatherford International Ltd.*	250,450	4,164,984

OIL & GAS EXPLORATION & PRODUCTION—3.7%
Chesapeake Energy Corp.	459,300	9,052,803
Newfield Exploration Co. *	42,600	1,328,268
Nexen Inc.	420,641	8,034,243
		18,415,314
OIL & GAS REFINING & MARKETING—0.5%
NuStar Energy LP	46,400	2,338,096

OIL & GAS STORAGE & TRANSPORTATION—0.2%
Magellan Midstream Holdings LP	24,900	494,016
Plains All American Pipeline LP	12,000	508,080
		1,002,096
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
BM&F BOVESPA SA	820,300	3,354,801
JPMorgan Chase & Co.	14,700	485,100
		3,839,901
PACKAGED FOODS & MEATS—1.2%
General Mills Inc.	113,700	5,763,453

PAPER PACKAGING—0.1%
Temple-Inland Inc.	39,300	469,242

PHARMACEUTICALS—5.1%
Abbott Laboratories	375,120	15,698,772
Allergan Inc.	21,600	1,007,856
Bristol-Myers Squibb Co.	70,600	1,355,520
Johnson & Johnson	18,700	979,132
Shire PLC #	13,200	491,964
Teva Pharmaceutical Industries Ltd. #	10,800	474,012
Wyeth	119,800	5,079,520
		25,086,776
PROPERTY & CASUALTY INSURANCE—0.9%
Travelers Cos. Inc., /The	104,300	4,290,902

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PUBLISHING—1.4%
McGraw-Hill Cos. Inc., /The	225,600	$6,801,840

REAL ESTATE SERVICES—0.1%
Mack-Cali Realty Corp.	21,000	564,060

REGIONAL BANKS—0.1%
Keycorp	87,200	536,280

RESTAURANTS—0.7%
McDonald’s Corp.	44,200	2,355,418
Wendy’s/Arby’s Group Inc.	261,000	1,305,000
		3,660,418
SEMICONDUCTORS—3.7%
Atheros Communications Inc. *	265,207	4,566,865
Broadcom Corp., Cl. A *	104,600	2,425,674
Marvell Technology Group Ltd. *	398,500	4,375,530
National Semiconductor Corp.	135,500	1,676,135
ON Semiconductor Corp. *	632,400	3,427,608
Taiwan Semiconductor Manufacturing Co., Ltd. #	172,900	1,827,553
		18,299,365
SOFT DRINKS—0.9%
Coca-Cola Co., /The	97,800	4,210,290

SPECIALIZED FINANCE—1.0%
NYSE Euronext	215,100	4,983,867

SPECIALTY CHEMICALS—0.8%
Albemarle Corp.	36,000	965,520
Lubrizol Corp.	46,200	1,996,764
Rockwood Holdings Inc. *	84,600	1,040,580
		4,002,864
STEEL—0.1%
AK Steel Holding Corp.	24,400	317,444

SYSTEMS SOFTWARE—3.8%
Microsoft Corp.	795,935	16,125,643
Symantec Corp. *	158,500	2,734,125
		18,859,768
THRIFTS & MORTGAGE FINANCE—1.2%
People’s United Financial Inc.	119,400	1,865,028
TFS Financial Corp.	356,700	4,184,091
		6,049,119
TOBACCO—3.3%
Philip Morris International Inc.	454,960	16,469,552

WIRELESS TELECOMMUNICATION SERVICES—0.5%
American Tower Corp., Cl. A*	69,600	2,210,496

TOTAL COMMON STOCKS (Cost $520,418,298)		486,039,374

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—0.6%
PHARMACEUTICALS—0.6%
Mylan Inc., 6.50%, 11/15/10(a) (Cost $2,448,475)	3,493	$2,976,036

PRINCIPAL
AMOUNT
CONVERTIBLE CORPORATE BONDS—0.3%
LIFE SCIENCES TOOLS & SERVICES—0.3%
Invitrogen Corp., 3.25%, 6/15/25 (Cost $1,394,561)	1,594,000	1,607,947

SHORT-TERM INVESTMENTS—1.4%
TIME DEPOSITS—1.4%
Citibank London, 0.03%, 5/01/09 (Cost $6,873,105)	6,873,105	6,873,105

Total Investments (Cost $531,134,439)(b)	100.5%	497,496,462
Liabilities in Excess of Other Assets	(0.5)	(2,338,680)

NET ASSETS	100.0%	$495,157,782

*	Non-income producing security.
#	American Depositary Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $562,476,273 amounted to $64,979,811 which consisted of aggregate gross unrealized appreciation of $29,235,645 and aggregate gross unrealized depreciation of $94,215,456.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER LARGECAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.4%
AEROSPACE & DEFENSE—4.1%
Boeing Co., /The	47,940	$1,919,997
General Dynamics Corp.	42,490	2,195,459
Lockheed Martin Corp.	62,600	4,915,978
		9,031,434
AIR FREIGHT & LOGISTICS—1.0%
United Parcel Service Inc., Cl. B	42,300	2,213,982

APPAREL RETAIL—0.8%
Gap Inc., /The	116,300	1,807,302

ASSET MANAGEMENT & CUSTODY BANKS—1.0%
BlackRock Inc.	7,400	1,084,248
Invesco Ltd.	83,000	1,221,760
		2,306,008
BIOTECHNOLOGY—3.9%
Amgen Inc. *	19,100	925,777
Biogen Idec Inc. *	27,200	1,314,848
Celgene Corp. *	64,900	2,772,528
Genzyme Corp. *	31,700	1,690,561
Gilead Sciences Inc. *	43,700	2,001,460
		8,705,174
CABLE & SATELLITE—0.3%
Comcast Corp., Cl. A	38,600	566,648

COAL & CONSUMABLE FUELS—0.5%
Consol Energy Inc.	35,800	1,119,824

COMMUNICATIONS EQUIPMENT—5.4%
Cisco Systems Inc. *	286,000	5,525,520
Qualcomm Inc.	94,100	3,982,312
Research In Motion Ltd. *	35,675	2,479,413
		11,987,245
COMPUTER & ELECTRONICS RETAIL—0.6%
GameStop Corp., Cl. A*	45,400	1,369,264

COMPUTER HARDWARE—7.7%
Apple Inc. *	56,260	7,079,196
Hewlett-Packard Co.	162,265	5,838,294
International Business Machines Corp.	39,100	4,035,511
		16,953,001
COMPUTER STORAGE & PERIPHERALS—1.2%
EMC Corp.*	221,700	2,777,901

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Caterpillar Inc.	36,200	1,287,996
Deere & Co.	62,600	2,582,876
		3,870,872
DATA PROCESSING & OUTSOURCED SERVICES—2.8%
Mastercard Inc.	20,400	3,742,380
Visa Inc., Cl. A	17,700	1,149,792
Western Union Co., /The	78,000	1,306,500
		6,198,672

	SHARES	VALUE
COMMON STOCKS —(CONT.)
DIVERSIFIED CHEMICALS—0.7%
EI Du Pont de Nemours & Co.	58,800	$1,640,520

DRUG RETAIL—3.3%
CVS Caremark Corp.	127,300	4,045,594
Walgreen Co.	104,925	3,297,793
		7,343,387
FERTILIZERS & AGRICULTURAL CHEMICALS—1.7%
Monsanto Co.	27,380	2,324,288
Potash Corporation of Saskatchewan Inc.	15,100	1,305,999
		3,630,287
FOOD RETAIL—1.0%
Kroger Co., /The	98,400	2,127,408

FOOTWEAR—0.9%
NIKE Inc., Cl. B	39,000	2,046,330

GENERAL MERCHANDISE STORES—0.7%
Target Corp.	35,400	1,460,604

GOLD—1.0%
Barrick Gold Corp.	27,700	806,070
Goldcorp Inc.	47,600	1,309,952
		2,116,022
HEALTH CARE EQUIPMENT—3.3%
Baxter International Inc.	15,600	756,600
Boston Scientific Corp. *	116,900	983,129
Covidien Ltd.	74,200	2,447,116
Stryker Corp.	37,600	1,455,496
Zimmer Holdings Inc. *	36,400	1,601,236
		7,243,577
HOME ENTERTAINMENT SOFTWARE—3.0%
Activision Blizzard Inc. *	180,200	1,940,754
Electronic Arts Inc. *	93,800	1,908,830
Nintendo Co., Ltd. #	80,615	2,712,695
		6,562,279
HOTELS RESORTS & CRUISE LINES—1.1%
Carnival Corp.	56,800	1,526,784
Marriott International Inc., Cl. A	37,400	881,144
		2,407,928
HOUSEHOLD PRODUCTS—1.2%
Procter & Gamble Co., /The	55,060	2,722,166

HYPERMARKETS & SUPER CENTERS—2.2%
Costco Wholesale Corp.	18,800	913,680
Wal-Mart Stores Inc.	77,800	3,921,120
		4,834,800
INDUSTRIAL CONGLOMERATES—1.3%
Tyco International Ltd.	120,600	2,865,456

INTEGRATED OIL & GAS—3.1%
Chevron Corp.	33,700	2,227,570
Exxon Mobil Corp.	35,300	2,353,451

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTEGRATED OIL & GAS—(CONT.)
Petroleo Brasileiro SA #	30,000	$1,007,100
Total SA #	23,200	1,153,504
		6,741,625
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
AT&T Inc.	63,100	1,616,622

INTERNET RETAIL—0.7%
Amazon.com Inc.*	18,500	1,489,620

INTERNET SOFTWARE & SERVICES—4.9%
eBay Inc. *	170,155	2,802,453
Google Inc., Cl. A *	14,195	5,620,794
Yahoo! Inc. *	169,200	2,417,868
		10,841,115
INVESTMENT BANKING & BROKERAGE—0.8%
Goldman Sachs Group Inc., /The	6,500	835,250
Morgan Stanley	38,400	907,776
		1,743,026
IT CONSULTING & OTHER SERVICES—1.2%
Cognizant Technology Solutions Corp., Cl. A*	105,500	2,615,345

LIFE SCIENCES TOOLS & SERVICES—0.9%
Thermo Fisher Scientific Inc.*	58,500	2,052,180

MANAGED HEALTH CARE—0.6%
UnitedHealth Group Inc.	52,600	1,237,152

MOVIES & ENTERTAINMENT—1.3%
Regal Entertainment Group, Cl. A	109,500	1,430,070
Viacom Inc., Cl. B *	79,700	1,533,428
		2,963,498
OIL & GAS DRILLING—1.2%
Transocean Ltd.*	40,433	2,728,419

OIL & GAS EQUIPMENT & SERVICES—0.6%
Weatherford International Ltd.*	82,200	1,366,986

OIL & GAS EXPLORATION & PRODUCTION—3.2%
Anadarko Petroleum Corp.	68,100	2,932,386
Chesapeake Energy Corp.	127,700	2,516,967
Nexen Inc.	79,600	1,520,360
		6,969,713
OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Bank of America Corp.	51,300	458,109

PACKAGED FOODS & MEATS—1.2%
General Mills Inc.	20,200	1,023,938
Kraft Foods Inc., Cl. A	66,900	1,565,460
		2,589,398
PHARMACEUTICALS—6.5%
Abbott Laboratories	117,500	4,917,375
Allergan Inc.	35,100	1,637,766
Bristol-Myers Squibb Co.	42,900	823,680
Johnson & Johnson	67,100	3,513,356

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—(CONT.)
Novartis AG #	19,300	$731,663
Wyeth	63,900	2,709,360
		14,333,200
PROPERTY & CASUALTY INSURANCE—0.6%
Travelers Cos. Inc., /The	31,500	1,295,910

RAILROADS—1.4%
Burlington Northern Santa Fe Corp.	44,300	2,989,364

RESTAURANTS—2.0%
McDonald’s Corp.	49,300	2,627,197
Starbucks Corp. *	126,500	1,829,190
		4,456,387
SEMICONDUCTORS—2.6%
Broadcom Corp., Cl. A *	64,600	1,498,074
Intel Corp.	182,730	2,883,479
Taiwan Semiconductor Manufacturing Co., Ltd. #	121,800	1,287,426
		5,668,979
SOFT DRINKS—2.9%
Coca-Cola Co., /The	83,000	3,573,150
PepsiCo Inc.	58,500	2,910,960
		6,484,110
SPECIALIZED FINANCE—1.8%
CME Group Inc.	8,100	1,792,935
NYSE Euronext	91,600	2,122,372
		3,915,307
SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	338,195	6,851,831

TOBACCO—3.5%
Altria Group Inc.	194,285	3,172,674
Philip Morris International Inc.	124,685	4,513,597
		7,686,271
TOTAL COMMON STOCKS (Cost $264,244,569)		215,002,258

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—2.3%
TIME DEPOSITS—2.3%
Citibank London, 0.03%, 5/01/09 (Cost $5,001,568)	5,001,568	5,001,568

Total Investments (Cost $269,246,137)(a)	99.7%	220,003,826
Other Assets in Excess of Liabilities	0.3	730,080

NET ASSETS	100.0%	$220,733,906

*	Non-income producing security.
#	American Depositary Receipts.

(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $272,927,986 amounted to $52,924,160 which consisted of aggregate gross unrealized appreciation of $8,508,557 and aggregate gross unrealized depreciation of $61,432,717.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MIDCAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—1.0%
BE Aerospace Inc.*	243,050	$2,622,509

APPAREL RETAIL—1.3%
Chico’s FAS Inc. *	154,200	1,178,088
TJX Cos Inc.	84,700	2,369,059
		3,547,147
APPLICATION SOFTWARE—3.7%
Ansys Inc. *	30,500	842,410
Informatica Corp. *	197,000	3,132,300
Intuit Inc. *	74,800	1,730,124
Salesforce.com Inc. *	20,100	860,481
Solera Holdings Inc. *	69,800	1,592,836
Taleo Corp., Cl. A *	73,400	881,534
TIBCO Software Inc. *	200,400	1,266,528
		10,306,213
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
AllianceBernstein Holding LP	59,800	1,047,696
Invesco Ltd.	175,700	2,586,304
Northern Trust Corp.	60,600	3,294,216
		6,928,216
BIOTECHNOLOGY—5.2%
Alexion Pharmaceuticals Inc. *	75,200	2,513,184
Biogen Idec Inc. *	32,900	1,590,386
Celgene Corp. *	48,800	2,084,736
Cephalon Inc. *	31,000	2,033,910
Genzyme Corp. *	29,000	1,546,570
Metabolix Inc. *	385,000	3,041,500
OSI Pharmaceuticals Inc. *	48,700	1,634,859
		14,445,145
CASINOS & GAMING—1.5%
Las Vegas Sands Corp.*	535,600	4,188,392

COMMERCIAL PRINTING—0.5%
Warnaco Group Inc., /The*	45,900	1,323,756

COMMUNICATIONS EQUIPMENT—2.1%
Brocade Communications Systems Inc. *	256,900	1,484,882
F5 Networks Inc. *	28,400	774,468
Research In Motion Ltd. *	30,900	2,147,550
Starent Networks Corp. *	72,100	1,422,533
		5,829,433
COMPUTER & ELECTRONICS RETAIL—1.6%
Best Buy Co., Inc.	27,200	1,043,936
GameStop Corp., Cl. A *	110,900	3,344,744
		4,388,680
COMPUTER HARDWARE—1.9%
Apple Inc.*	42,500	5,347,775

COMPUTER STORAGE & PERIPHERALS—1.2%
Data Domain Inc. *	77,700	1,288,266

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
NetApp Inc. *	115,000	$2,104,500
		3,392,766
DATA PROCESSING & OUTSOURCED SERVICES—2.5%
Affiliated Computer Services Inc., Cl. A *	79,400	3,841,372
Mastercard Inc.	16,000	2,935,200
		6,776,572
EDUCATION SERVICES—2.2%
Corinthian Colleges Inc. *	220,000	3,388,000
ITT Educational Services Inc. *	28,100	2,831,637
		6,219,637
ELECTRIC UTILITIES—0.7%
Northeast Utilities	87,100	1,830,842

ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
AMETEK Inc.	68,100	2,193,501
First Solar Inc. *	7,100	1,329,759
General Cable Corp. *	63,300	1,717,962
		5,241,222
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Covanta Holding Corp.*	103,500	1,460,385

FOOD RETAIL—0.5%
Whole Foods Market Inc.	70,000	1,451,100

FOOTWEAR—1.5%
Iconix Brand Group Inc.*	282,600	4,029,876

GENERAL MERCHANDISE STORES—0.7%
Dollar Tree Inc.*	47,200	1,998,448

GOLD—0.3%
Yamana Gold Inc.	115,400	912,814

HEALTH CARE EQUIPMENT—2.0%
Covidien Ltd.	81,200	2,677,976
Insulet Corp. *	304,000	1,748,000
Intuitive Surgical Inc. *	8,600	1,236,078
		5,662,054
HEALTH CARE FACILITIES—2.0%
Community Health Systems Inc. *	68,900	1,573,676
Universal Health Services Inc., Cl. B	31,400	1,582,560
VCA Antech Inc. *	93,200	2,331,864
		5,488,100
HEALTH CARE SERVICES—2.7%
DaVita Inc. *	31,700	1,469,929
Express Scripts Inc. *	93,000	5,949,210
		7,419,139
HEAVY ELECTRICAL EQUIPMENT—1.0%
Vestas Wind Systems A/S*	42,200	2,788,960

HOME ENTERTAINMENT SOFTWARE—2.8%
Activision Blizzard Inc. *	229,800	2,474,946
Nintendo Co., Ltd. #	107,440	3,615,356

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME ENTERTAINMENT SOFTWARE—(CONT.)
Rosetta Stone Inc. *	50,900	$1,524,455
		7,614,757
HOMEBUILDING—1.7%
KB Home	99,800	1,803,386
Meritage Homes Corp. *	68,100	1,417,161
NVR Inc. *	2,700	1,364,499
		4,585,046
HOTELS RESORTS & CRUISE LINES—0.9%
Carnival Corp.	93,000	2,499,840

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	50,400	2,742,264

INDUSTRIAL GASES—1.6%
Praxair Inc.	58,300	4,349,763

INDUSTRIAL MACHINERY—2.2%
Clarcor Inc.	112,300	3,490,284
SPX Corp.	56,300	2,599,371
		6,089,655
INTERNET RETAIL—2.4%
Expedia Inc. *	368,000	5,008,480
Shutterfly Inc. *	131,700	1,687,077
		6,695,557
INTERNET SOFTWARE & SERVICES—5.2%
eBay Inc. *	224,200	3,692,574
IAC/InterActiveCorp. *	167,200	2,678,544
Netease.com #*	22,200	669,996
Omniture Inc. *	117,000	1,441,440
Vignette Corp. *	183,700	1,517,362
VistaPrint Ltd. *	55,900	1,920,165
Yahoo! Inc. *	165,800	2,369,282
		14,289,363
IT CONSULTING & OTHER SERVICES—2.1%
Cognizant Technology Solutions Corp., Cl. A*	234,500	5,813,255

LIFE SCIENCES TOOLS & SERVICES—2.0%
Charles River Laboratories International Inc. *	53,000	1,465,450
Icon PLC #*	254,600	4,032,864
		5,498,314
MANAGED HEALTH CARE—0.7%
Aetna Inc.	85,300	1,877,453

METAL & GLASS CONTAINERS—0.8%
Crown Holdings Inc. *	45,900	1,012,095
Silgan Holdings Inc.	26,100	1,213,389
		2,225,484
MOVIES & ENTERTAINMENT—0.7%
Regal Entertainment Group, Cl. A	142,900	1,866,274

MULTI-UTILITIES—0.3%
Veolia Environnement#	36,300	991,353

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS DRILLING—0.8%
Transocean Ltd.*	30,700	$2,071,636

OIL & GAS EQUIPMENT & SERVICES—0.7%
Smith International Inc.	76,200	1,969,770

OIL & GAS EXPLORATION & PRODUCTION—5.2%
Chesapeake Energy Corp.	103,600	2,041,956
Concho Resources Inc. *	46,900	1,285,998
Denbury Resources Inc. *	45,300	737,484
Linc Energy Ltd. *	584,000	1,076,953
Newfield Exploration Co. *	70,100	2,185,718
Nexen Inc.	143,000	2,731,300
Plains Exploration & Production Co. *	71,200	1,343,544
Quicksilver Resources Inc. *	350,100	2,846,313
		14,249,266
OIL & GAS REFINING & MARKETING—0.7%
NuStar Energy LP	13,700	690,343
Sunoco Inc.	51,100	1,354,661
		2,045,004
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
BM&F BOVESPA SA	528,527	2,161,530

PACKAGED FOODS & MEATS—2.9%
Flowers Foods Inc.	78,600	1,815,660
General Mills Inc.	69,900	3,543,231
Ralcorp Holdings Inc. *	45,600	2,606,496
		7,965,387
PHARMACEUTICALS—4.9%
Allergan Inc.	23,000	1,073,180
Ardea Biosciences Inc. *	48,800	602,192
Auxilium Pharmaceuticals Inc. *	83,100	1,902,990
Optimer Pharmaceuticals Inc. *	211,200	2,950,464
Perrigo Co.	76,900	1,993,248
Shire PLC #	33,700	1,255,999
Teva Pharmaceutical Industries Ltd. #	84,700	3,717,483
		13,495,556
PROPERTY & CASUALTY INSURANCE—0.4%
Travelers Cos. Inc., /The	23,600	970,904

PUBLISHING—0.7%
McGraw-Hill Cos. Inc., /The	69,500	2,095,425

RESEARCH & CONSULTING SERVICES—1.2%
FTI Consulting Inc.*	61,400	3,369,632

RESTAURANTS—1.7%
McCormick & Schmick’s Seafood Restaurants Inc. *	184,700	1,307,676
Starbucks Corp. *	227,600	3,291,096
		4,598,772
SECURITY & ALARM SERVICES—1.2%
Geo Group Inc., /The*	196,873	3,273,998

SEMICONDUCTORS—3.4%
Altera Corp.	102,800	1,676,668

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Atheros Communications Inc. *	130,365	$2,244,885
Broadcom Corp., Cl. A *	100,800	2,337,552
Marvell Technology Group Ltd. *	228,600	2,510,028
ON Semiconductor Corp. *	109,700	594,574
		9,363,707
SOFT DRINKS—0.6%
Hansen Natural Corp.*	41,600	1,695,616

SPECIALIZED FINANCE—1.0%
NYSE Euronext	119,700	2,773,449

SPECIALTY CHEMICALS—0.7%
Albemarle Corp.	50,100	1,343,682
Nalco Holding Co.	43,200	705,024
		2,048,706
SPECIALTY STORES—0.9%
PetSmart Inc.	106,800	2,443,584

SYSTEMS SOFTWARE—1.6%
Red Hat Inc. *	38,700	668,349
Symantec Corp. *	216,000	3,726,000
		4,394,349
TECHNOLOGY DISTRIBUTORS—0.5%
Mellanox Technologies Ltd.*	130,200	1,328,040

THRIFTS & MORTGAGE FINANCE—1.5%
People’s United Financial Inc.	141,100	2,203,982
TFS Financial Corp.	168,100	1,971,813
		4,175,795
WIRELESS TELECOMMUNICATION SERVICES—1.9%
American Tower Corp., Cl. A *	81,700	2,594,792
SBA Communications Corp. *	102,130	2,573,676
		5,168,468
TOTAL COMMON STOCKS (Cost $295,257,877)		272,396,153

PRINCIPAL
AMOUNT
CORPORATE BONDS—0.3%
CASINOS & GAMING—0.3%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 0.06%, 12/1/14 (Cost $830,475)	1,010,000	858,500

CONVERTIBLE CORPORATE BONDS—1.2%
OIL & GAS DRILLING—0.4%
Transocean Inc., 1.50%, 12/15/37	1,400,000	1,204,000

	PRINCIPAL
	AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—0.8%
SBA Communications Corp., 4.00%, 10/1/14(a)	$2,031,000	$2,099,546

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,466,435)		3,303,546

SHORT-TERM INVESTMENTS—1.1%
TIME DEPOSITS—1.1%
Citibank London, 0.03%, 5/01/09 (Cost $3,138,016)	3,138,016	3,138,016

Total Investments (Cost $302,692,803)(b)	101.3%	279,696,215
Liabilities in Excess of Other Assets	(1.3)	(3,558,320)

NET ASSETS	100.0%	$276,137,895

*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 0.8%, of the net assets of the Fund.

(b)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $335,361,520 amounted to $55,665,305 which consisted of aggregate gross unrealized appreciation of $15,615,343 and aggregate gross unrealized depreciation of $71,280,648.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMIDCAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—95.9%
AEROSPACE & DEFENSE—1.7%
Alliant Techsystems Inc. *	57,100	$4,548,015
BE Aerospace Inc. *	269,950	2,912,760
		7,460,775
AIRLINES—0.9%
Airtran Holdings Inc.*	616,580	4,285,231

APPAREL RETAIL—2.4%
Aeropostale Inc. *	161,700	5,492,949
J Crew Group Inc. *	150,100	2,583,221
Urban Outfitters Inc. *	136,050	2,651,614
		10,727,784
APPLICATION SOFTWARE—4.7%
Ansys Inc. *	133,925	3,699,009
Concur Technologies Inc. *	112,550	3,046,728
Informatica Corp. *	290,600	4,620,540
Solera Holdings Inc. *	224,506	5,123,227
Taleo Corp., Cl. A *	376,950	4,527,169
		21,016,673
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group Inc. *	46,862	2,664,105
AllianceBernstein Holding LP	112,650	1,973,628
		4,637,733
AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts Inc.	100,900	4,414,375

BIOTECHNOLOGY—4.4%
Alexion Pharmaceuticals Inc. *	136,100	4,548,462
Allos Therapeutics Inc. *	504,950	3,095,343
Cephalon Inc. *	64,550	4,235,126
Cubist Pharmaceuticals Inc. *	126,800	2,104,880
OSI Pharmaceuticals Inc. *	106,600	3,578,562
United Therapeutics Corp. *	35,050	2,201,490
		19,763,863
BROADCASTING & CABLE TV—1.2%
Discovery Communications Inc.*	275,500	5,231,745

CASINOS & GAMING—1.5%
Bally Technologies Inc. *	120,545	3,155,868
Las Vegas Sands Corp. *	444,750	3,477,945
		6,633,813
COMMUNICATIONS EQUIPMENT—2.7%
Brocade Communications Systems Inc. *	520,300	3,007,334
Nice Systems Ltd. #*	156,150	3,999,002
Polycom Inc. *	137,600	2,564,864
Starent Networks Corp. *	126,950	2,504,723
		12,075,923
COMPUTER & ELECTRONICS RETAIL—0.8%
GameStop Corp., Cl. A*	123,500	3,724,760

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—0.7%
NetApp Inc.*	176,000	$3,220,800

CONSTRUCTION & ENGINEERING—1.9%
Aecom Technology Corp. *	196,440	5,054,401
URS Corp. *	75,800	3,339,748
		8,394,149
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
Affiliated Computer Services Inc., Cl. A *	91,100	4,407,418
TeleTech Holdings Inc. *	330,250	4,382,417
VeriFone Holdings Inc. *	385,350	2,893,979
Wright Express Corp. *	176,250	4,032,600
		15,716,414
DISTILLERS & VINTNERS—1.0%
Central European Distribution Corp.*	204,550	4,581,920

DISTRIBUTORS—1.4%
LKQ Corp.*	359,650	6,106,857

EDUCATION SERVICES—1.5%
Corinthian Colleges Inc. *	142,050	2,187,570
ITT Educational Services Inc. *	45,650	4,600,151
		6,787,721
ELECTRIC UTILITIES—1.2%
ITC Holdings Corp.	122,850	5,347,661

ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
AMETEK Inc.	128,250	4,130,933
Roper Industries Inc.	84,150	3,836,398
SunPower Corp., Cl. A *	34,700	950,086
SunPower Corp., Cl. B *	32,900	834,344
		9,751,761
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
EnergySolutions Inc.	349,100	3,386,270
Waste Connections Inc. *	171,900	4,431,582
		7,817,852
FOOTWEAR—1.3%
Iconix Brand Group Inc.*	423,600	6,040,536

GENERAL MERCHANDISE STORES—0.8%
Dollar Tree Inc.*	85,220	3,608,215

HEALTH CARE EQUIPMENT—3.5%
Hologic Inc. *	183,100	2,720,866
Masimo Corp. *	139,400	4,028,660
NuVasive Inc. *	112,900	4,278,910
Thoratec Corp. *	170,250	4,947,465
		15,975,901
HEALTH CARE FACILITIES—1.3%
Community Health Systems Inc.*	258,550	5,905,282

HEALTH CARE SERVICES—0.7%
IPC The Hospitalist Co., Inc.*	166,376	3,049,672

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SUPPLIES—0.5%
Immucor Inc.*	131,750	$2,146,208

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	87,500	4,760,875

HOUSEWARES & SPECIALTIES—0.8%
Tupperware Brands Corp.	145,600	3,644,368

INDUSTRIAL GASES—1.1%
Airgas Inc.	119,200	5,139,904

INDUSTRIAL MACHINERY—1.4%
Clarcor Inc.	113,150	3,516,702
SPX Corp.	62,750	2,897,168
		6,413,870
INTERNET RETAIL—1.7%
Expedia Inc. *	311,500	4,239,515
NetFlix Inc. *	51,150	2,317,607
priceline. com Inc. *	12,150	1,179,643
		7,736,765
INTERNET SOFTWARE & SERVICES—2.7%
GSI Commerce Inc. *	346,900	4,929,449
Omniture Inc. *	168,800	2,079,616
VistaPrint Ltd. *	151,100	5,190,285
		12,199,350
INVESTMENT BANKING & BROKERAGE—1.5%
Investment Technology Group Inc. *	204,350	4,655,093
Lazard Ltd., Cl. A	69,400	1,894,620
		6,549,713
LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	237,050	4,447,058

LIFE SCIENCES TOOLS & SERVICES—3.9%
Icon PLC #*	277,050	4,388,472
Illumina Inc. *	130,450	4,872,308
Life Technologies Corp. *	98,250	3,664,725
Parexel International Corp. *	469,150	4,649,276
		17,574,781
MANAGED HEALTH CARE—1.1%
AMERIGROUP Corp.*	160,500	4,794,135

METAL & GLASS CONTAINERS—1.1%
Silgan Holdings Inc.	106,600	4,955,834

OFFICE REITS—0.8%
Digital Realty Trust Inc.	94,650	3,408,347

OIL & GAS EQUIPMENT & SERVICES—2.0%
Cal Dive International Inc. *	296,250	2,346,300
Cameron International Corp. *	85,200	2,179,416
IHS Inc., Cl. A *	109,500	4,528,920
		9,054,636
OIL & GAS EXPLORATION & PRODUCTION—4.6%
Concho Resources Inc. *	183,350	5,027,457

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—(CONT.)
Denbury Resources Inc. *	188,600	$3,070,408
Mariner Energy Inc. *	308,450	3,510,161
Plains Exploration & Production Co. *	114,300	2,156,841
Quicksilver Resources Inc. *	252,700	2,054,451
Range Resources Corp.	118,900	4,752,433
		20,571,751
PACKAGED FOODS & MEATS—2.2%
Flowers Foods Inc.	112,300	2,594,130
Hain Celestial Group Inc. *	266,050	4,440,375
Ralcorp Holdings Inc. *	46,950	2,683,662
		9,718,167
PHARMACEUTICALS—4.8%
Auxilium Pharmaceuticals Inc. *	162,400	3,718,960
Medicis Pharmaceutical Corp., Cl. A	264,000	4,242,480
Mylan Inc. *	378,940	5,020,955
Optimer Pharmaceuticals Inc. *	335,600	4,688,332
Perrigo Co.	153,850	3,987,792
		21,658,519
PROPERTY & CASUALTY INSURANCE—0.9%
First Mercury Financial Corp.*	322,150	4,258,823

REAL ESTATE SERVICES—0.1%
Mack-Cali Realty Corp.	19,050	511,683

REINSURANCE—0.9%
Platinum Underwriters Holdings Ltd.	138,550	3,986,083

RESEARCH & CONSULTING SERVICES—2.2%
FTI Consulting Inc. *	102,850	5,644,408
ICF International Inc. *	150,300	4,134,753
		9,779,161
RESTAURANTS—1.1%
Burger King Holdings Inc.	123,500	2,017,990
Darden Restaurants Inc.	78,550	2,903,993
		4,921,983
RETAIL REITS—0.5%
Regency Centers Corp.	60,800	2,276,960

SECURITY & ALARM SERVICES—1.2%
Geo Group Inc., /The*	313,200	5,208,516

SEMICONDUCTORS—4.5%
Atheros Communications Inc. *	261,400	4,501,308
Marvell Technology Group Ltd. *	412,000	4,523,760
Microsemi Corp. *	181,150	2,431,033
Monolithic Power Systems Inc. *	260,400	4,817,400
ON Semiconductor Corp. *	785,050	4,254,971
		20,528,472
SPECIALIZED REITS—0.7%
Host Hotels & Resorts Inc.	398,300	3,062,927

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY CHEMICALS—0.7%
Nalco Holding Co.	184,600	$3,012,672

SYSTEMS SOFTWARE—1.0%
Red Hat Inc.*	252,700	4,364,129

TECHNOLOGY DISTRIBUTORS—1.0%
Mellanox Technologies Ltd.*	434,855	4,435,521

THRIFTS & MORTGAGE FINANCE—2.7%
Brookline Bancorp Inc.	430,850	4,274,032
People’s United Financial Inc.	269,250	4,205,685
TFS Financial Corp.	319,200	3,744,216
		12,223,933
WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	216,450	5,454,540

TOTAL COMMON STOCKS (Cost $503,266,368)		431,077,100

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—5.1%
TIME DEPOSITS—5.1%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	6,008,630	6,008,630
Citibank London, 0.03%, 5/1/09	17,100,000	17,100,000

TOTAL TIME DEPOSITS (Cost $23,108,630)		23,108,630

Total Investments (Cost $526,374,998)(a)	101.0%	454,185,730
Liabilities in Excess of Other Assets	(1.0)	(4,624,620)

NET ASSETS	100.0%	$449,561,110

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $529,650,477 amounted to $75,464,747 which consisted of aggregate gross unrealized appreciation of $27,772,334 and aggregate gross unrealized depreciation of $103,237,081.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALLCAP GROWTH FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—97.3%
AEROSPACE & DEFENSE—2.2%
BE Aerospace Inc. *	173,745	$1,874,709
Esterline Technologies Corp. *	87,720	2,311,422
Orbital Sciences Corp. *	113,800	1,759,348
		5,945,479
AIRLINES—1.0%
Airtran Holdings Inc.*	376,545	2,616,988

APPAREL RETAIL—2.9%
Aeropostale Inc. *	100,000	3,397,000
Chico’s FAS Inc. *	204,000	1,558,560
Childrens Place Retail Stores Inc., /The *	46,600	1,325,304
J Crew Group Inc. *	83,300	1,433,593
		7,714,457
APPLICATION SOFTWARE—6.6%
Ansys Inc. *	85,395	2,358,610
Concur Technologies Inc. *	75,495	2,043,650
Informatica Corp. *	154,800	2,461,320
Pegasystems Inc.	144,300	2,520,921
Solera Holdings Inc. *	128,445	2,931,115
Taleo Corp., Cl. A *	254,000	3,050,540
TIBCO Software Inc. *	353,060	2,231,339
VanceInfo Technologies Inc. #*	35,600	283,376
		17,880,871
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
AllianceBernstein Holding LP	68,000	1,191,360

BIOTECHNOLOGY—5.1%
Alexion Pharmaceuticals Inc. *	96,600	3,228,372
Allos Therapeutics Inc. *	326,600	2,002,058
Cubist Pharmaceuticals Inc. *	59,565	988,779
Myriad Genetics Inc. *	66,800	2,591,172
OSI Pharmaceuticals Inc. *	65,700	2,205,549
Seattle Genetics Inc. *	169,400	1,563,562
United Therapeutics Corp. *	20,560	1,291,374
		13,870,866
CASINOS & GAMING—2.0%
Bally Technologies Inc. *	72,725	1,903,940
Penn National Gaming Inc. *	101,100	3,439,422
		5,343,362
COMMUNICATIONS EQUIPMENT—4.0%
Brocade Communications Systems Inc. *	314,000	1,814,920
F5 Networks Inc. *	71,700	1,955,259
Nice Systems Ltd. #*	118,325	3,030,303
Polycom Inc. *	78,475	1,462,774
Starent Networks Corp. *	129,900	2,562,927
		10,826,183
COMPUTER STORAGE & PERIPHERALS—0.9%
Synaptics Inc.*	73,377	2,383,285

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—2.1%
Aecom Technology Corp. *	106,995	$2,752,981
URS Corp. *	67,685	2,982,201
		5,735,182
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
NeuStar Inc., Cl. A *	92,850	1,765,079
TeleTech Holdings Inc. *	237,000	3,144,990
VeriFone Holdings Inc. *	166,945	1,253,757
Wright Express Corp. *	110,275	2,523,092
		8,686,918
DISTILLERS & VINTNERS—1.1%
Central European Distribution Corp.*	135,146	3,027,270

DISTRIBUTORS—1.3%
LKQ Corp.*	200,670	3,407,377

EDUCATION SERVICES—1.5%
American Public Education Inc. *	38,000	1,368,000
Corinthian Colleges Inc. *	165,700	2,551,780
		3,919,780
ELECTRIC UTILITIES—1.3%
ITC Holdings Corp.	79,600	3,464,988

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
SunPower Corp., Cl. A *	21,800	596,884
SunPower Corp., Cl. B *	20,300	514,808
Woodward Governor Co.	56,100	1,119,756
		2,231,448
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Waste Connections Inc.*	117,900	3,039,462

FOOD RETAIL—0.9%
Whole Foods Market Inc.	119,100	2,468,943

FOOTWEAR—1.3%
Iconix Brand Group Inc.*	255,625	3,645,213

HEALTH CARE DISTRIBUTORS—1.0%
Owens & Minor Inc.	53,600	1,858,848
PharMerica Corp. *	43,200	788,400
		2,647,248
HEALTH CARE EQUIPMENT—4.4%
Hologic Inc. *	104,470	1,552,424
Insulet Corp. *	147,000	845,250
Masimo Corp. *	91,900	2,655,910
NuVasive Inc. *	83,100	3,149,490
Thoratec Corp. *	106,028	3,081,174
Wright Medical Group Inc. *	33,800	464,750
		11,748,998
HEALTH CARE FACILITIES—1.2%
Community Health Systems Inc.*	147,200	3,362,048

HEALTH CARE SERVICES—0.5%
Gentiva Health Services Inc.*	78,500	1,250,505

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SUPPLIES—1.6%
Immucor Inc. *	76,900	$1,252,701
Inverness Medical Innovations Inc. *	99,250	3,204,782
		4,457,483
HOUSEWARES & SPECIALTIES—0.8%
Tupperware Brands Corp.	90,400	2,262,712

INDUSTRIAL MACHINERY—2.6%
Actuant Corp., Cl. A	182,740	2,240,392
Clarcor Inc.	83,500	2,595,180
RBC Bearings Inc. *	116,800	2,160,800
		6,996,372
INTERNET RETAIL—1.8%
NetFlix Inc. *	42,100	1,907,551
priceline.com Inc. *	30,715	2,982,119
		4,889,670
INTERNET SOFTWARE & SERVICES—4.4%
GSI Commerce Inc. *	217,349	3,088,529
Omniture Inc. *	92,875	1,144,220
SkillSoft PLC. #*	383,800	3,231,596
Vignette Corp. *	145,200	1,199,352
VistaPrint Ltd. *	95,900	3,294,165
		11,957,862
INVESTMENT BANKING & BROKERAGE—1.7%
GFI Group Inc.	119,100	485,928
Investment Technology Group Inc. *	123,300	2,808,774
Lazard Ltd., Cl. A	49,000	1,337,700
		4,632,402
IT CONSULTING & OTHER SERVICES—0.8%
Mantech International Corp., Cl. A*	56,300	2,037,497

LEISURE FACILITIES—1.0%
Life Time Fitness Inc.*	143,075	2,684,087

LIFE SCIENCES TOOLS & SERVICES—3.2%
Icon PLC #*	183,900	2,912,976
Illumina Inc. *	75,420	2,816,937
Parexel International Corp. *	283,108	2,805,600
		8,535,513
MANAGED HEALTH CARE—1.1%
AMERIGROUP Corp.*	100,700	3,007,909

METAL & GLASS CONTAINERS—1.0%
Silgan Holdings Inc.	60,285	2,802,650

MOVIES & ENTERTAINMENT—1.2%
Regal Entertainment Group, Cl. A	238,500	3,114,810

OIL & GAS EQUIPMENT & SERVICES—1.9%
Acergy SA #	98,800	761,748
Dril-Quip Inc. *	53,120	1,826,266
IHS Inc., Cl. A *	64,600	2,671,856
		5,259,870

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EXPLORATION & PRODUCTION—4.1%
Comstock Resources Inc. *	38,400	$1,323,264
Concho Resources Inc. *	111,271	3,051,051
Denbury Resources Inc. *	97,500	1,587,300
Mariner Energy Inc. *	214,659	2,442,819
Penn Virginia Corp.	133,800	1,882,566
Quicksilver Resources Inc. *	78,300	636,579
		10,923,579
PACKAGED FOODS & MEATS—1.8%
Flowers Foods Inc.	87,600	2,023,560
Hain Celestial Group Inc. *	162,220	2,707,452
		4,731,012
PHARMACEUTICALS—4.4%
Auxilium Pharmaceuticals Inc. *	98,000	2,244,200
Medicis Pharmaceutical Corp., Cl. A	169,200	2,719,044
Mylan Inc. *	230,000	3,047,500
Optimer Pharmaceuticals Inc. *	269,700	3,767,709
		11,778,453
PROPERTY & CASUALTY INSURANCE—1.0%
First Mercury Financial Corp.*	203,335	2,688,089

RAILROADS—0.2%
Genesee & Wyoming Inc., Cl. A*	14,900	447,000

REGIONAL BANKS—1.1%
Boston Private Financial Holdings Inc.	135,500	624,655
First Commonwealth Financial Corp.	210,500	1,825,035
Webster Financial Corp.	90,000	470,700
		2,920,390
REINSURANCE—1.0%
Platinum Underwriters Holdings Ltd.	91,600	2,635,332

RESEARCH & CONSULTING SERVICES—1.2%
FTI Consulting Inc. *	52,300	2,870,224
Resources Connection Inc. *	23,700	463,335
		3,333,559
RESTAURANTS—1.2%
Jack in the Box Inc. *	78,500	1,930,315
McCormick & Schmick’s Seafood Restaurants Inc. *	201,635	1,427,576
		3,357,891
SECURITY & ALARM SERVICES—1.2%
Geo Group Inc., /The*	190,870	3,174,168

SEMICONDUCTOR EQUIPMENT—0.2%
ATMI Inc.*	35,000	552,650

SEMICONDUCTORS—5.2%
Atheros Communications Inc. *	186,225	3,206,795
Cavium Networks Inc. *	75,800	953,564
Microsemi Corp. *	145,700	1,955,294
Monolithic Power Systems Inc. *	137,400	2,541,900
Netlogic Microsystems Inc. *	59,200	1,929,328
ON Semiconductor Corp. *	506,770	2,746,693

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
Volterra Semiconductor Corp. *	51,600	$592,884
		13,926,458
SPECIALTY CHEMICALS—0.6%
Nalco Holding Co.	89,800	1,465,536

TECHNOLOGY DISTRIBUTORS—1.2%
Mellanox Technologies Ltd.*	310,861	3,170,782

THRIFTS & MORTGAGE FINANCE—1.1%
Brookline Bancorp Inc.	309,500	3,070,240

WIRELESS TELECOMMUNICATION SERVICES—1.9%
SBA Communications Corp. *	130,376	3,285,475
Syniverse Holdings Inc. *	141,400	1,781,640
		5,067,115
TOTAL COMMON STOCKS (Cost $319,428,890)		262,289,322

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—4.3%
TIME DEPOSITS—4.3%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	1,290,470	1,290,470
Citibank London, 0.03%, 5/1/09	10,300,000	10,300,000

TOTAL TIME DEPOSITS (Cost $11,590,470)		11,590,470

Total Investments (Cost $331,019,360)(a)	101.6%	273,879,792
Liabilities in Excess of Other Assets	(1.6)	(4,429,210)

NET ASSETS	100.0%	$269,450,582

*                 Non-income producing security.

#                 American Depositary Receipts.

(a)       At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $331,255,845 amounted to $57,376,053 which consisted of aggregate gross unrealized appreciation of $20,494,968 and aggregate gross unrealized depreciation of $77,871,021.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—98.0%
AEROSPACE & DEFENSE—2.0%
Alliant Techsystems Inc. *	685	$54,560
BE Aerospace Inc. *	2,810	30,320
Esterline Technologies Corp. *	1,330	35,046
		119,926
APPAREL RETAIL—2.1%
Chico’s FAS Inc. *	4,005	30,598
Childrens Place Retail Stores Inc., /The *	1,915	54,463
Coldwater Creek Inc. *	11,960	41,262
		126,323
APPLICATION SOFTWARE—7.0%
Ansys Inc. *	1,780	49,164
Concur Technologies Inc. *	1,780	48,185
Informatica Corp. *	4,840	76,956
Pegasystems Inc.	2,930	51,187
Solera Holdings Inc. *	2,625	59,902
Taleo Corp., Cl. A *	4,430	53,204
VanceInfo Technologies Inc. #*	10,365	82,505
		421,103
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
Affiliated Managers Group Inc. *	785	44,627
AllianceBernstein Holding LP	1,680	29,434
Riskmetrics Group Inc. *	3,975	69,125
		143,186
AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts Inc.	1,395	61,031

BIOTECHNOLOGY—4.4%
Alexion Pharmaceuticals Inc. *	1,750	58,485
Allos Therapeutics Inc. *	6,722	41,206
Cephalon Inc. *	725	47,567
Cubist Pharmaceuticals Inc. *	1,560	25,896
Myriad Genetics Inc. *	755	29,287
Seattle Genetics Inc. *	3,395	31,336
United Therapeutics Corp. *	415	26,066
		259,843
BROADCASTING & CABLE TV—0.5%
Discovery Communications Inc.*	1,545	29,340

CASINOS & GAMING—1.2%
Penn National Gaming Inc.*	2,170	73,823

COMMUNICATIONS EQUIPMENT—2.8%
Nice Systems Ltd. #*	2,460	63,000
Polycom Inc. *	2,575	47,998
Starent Networks Corp. *	2,775	54,751
		165,749
COMPUTER & ELECTRONICS RETAIL—0.8%
GameStop Corp., Cl. A*	1,550	46,748

COMPUTER STORAGE & PERIPHERALS—1.6%
Data Domain Inc. *	3,355	55,626

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
NetApp Inc. *	2,230	$40,809
		96,435
CONSTRUCTION & ENGINEERING—2.1%
Aecom Technology Corp. *	2,590	66,641
URS Corp. *	1,270	55,956
		122,597
DATA PROCESSING & OUTSOURCED SERVICES—2.7%
Affiliated Computer Services Inc., Cl. A *	1,055	51,041
TeleTech Holdings Inc. *	5,205	69,070
VeriFone Holdings Inc. *	3,560	26,736
Wright Express Corp. *	625	14,300
		161,147
DISTILLERS & VINTNERS—1.4%
Central European Distribution Corp.*	3,675	82,320

DISTRIBUTORS—1.2%
LKQ Corp.*	4,105	69,703

EDUCATION SERVICES—1.3%
Corinthian Colleges Inc. *	3,285	50,589
ITT Educational Services Inc. *	285	28,720
		79,309
ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	1,485	64,642

ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
AMETEK Inc.	1,885	60,716
SunPower Corp., Cl. B *	500	12,680
Woodward Governor Co.	1,440	28,742
		102,138
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Waste Connections Inc.*	2,230	57,489

FOOD RETAIL—0.7%
Whole Foods Market Inc.	2,180	45,191

GENERAL MERCHANDISE STORES—0.7%
Dollar Tree Inc.*	1,035	43,822

HEALTH CARE EQUIPMENT—2.5%
Hologic Inc. *	1,755	26,079
Insulet Corp. *	6,135	35,276
NuVasive Inc. *	865	32,783
Thoratec Corp. *	1,015	29,496
Wright Medical Group Inc. *	1,930	26,538
		150,172
HEALTH CARE FACILITIES—1.1%
Community Health Systems Inc.*	2,990	68,292

HEALTH CARE SERVICES—1.2%
Gentiva Health Services Inc. *	1,520	24,213
IPC The Hospitalist Co., Inc. *	2,505	45,917
		70,130

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SUPPLIES—0.5%
Inverness Medical Innovations Inc.*	920	$29,707

HOME ENTERTAINMENT SOFTWARE—0.6%
Rosetta Stone Inc.*	1,100	32,945

HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	1,065	57,947

INDUSTRIAL GASES—0.8%
Airgas Inc.	1,105	47,648

INDUSTRIAL MACHINERY—2.5%
Clarcor Inc.	2,130	66,200
RBC Bearings Inc. *	2,400	44,400
SPX Corp.	785	36,244
		146,844
INTERNET RETAIL—2.2%
Expedia Inc. *	5,790	78,802
Shutterfly Inc. *	3,910	50,087
		128,889
INTERNET SOFTWARE & SERVICES—4.2%
GSI Commerce Inc. *	5,510	78,297
SkillSoft PLC. #*	8,200	69,044
Vignette Corp. *	3,265	26,969
VistaPrint Ltd. *	2,185	75,055
		249,365
INVESTMENT BANKING & BROKERAGE—1.4%
Investment Technology Group Inc. *	2,480	56,494
Lazard Ltd., Cl. A	930	25,389
		81,883
LEISURE FACILITIES—1.1%
Life Time Fitness Inc.*	3,520	66,035

LIFE SCIENCES TOOLS & SERVICES—3.4%
Icon PLC #*	2,500	39,600
Illumina Inc. *	1,705	63,682
Life Technologies Corp. *	1,325	49,422
Parexel International Corp. *	5,245	51,978
		204,682
MANAGED HEALTH CARE—1.0%
AMERIGROUP Corp.*	1,940	57,948

METAL & GLASS CONTAINERS—1.1%
Silgan Holdings Inc.	1,360	63,226

MOVIES & ENTERTAINMENT—1.0%
Regal Entertainment Group, Cl. A	4,605	60,141

OFFICE REITS—0.7%
Digital Realty Trust Inc.	1,115	40,151

OIL & GAS EQUIPMENT & SERVICES—2.3%
Cameron International Corp. *	880	22,510
Dril-Quip Inc. *	1,610	55,352

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS EQUIPMENT & SERVICES—(CONT.)
IHS Inc., Cl. A *	1,425	$58,938
		136,800
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Concho Resources Inc. *	2,390	65,534
Penn Virginia Corp.	2,655	37,356
Plains Exploration & Production Co. *	1,565	29,532
Quicksilver Resources Inc. *	4,765	38,739
Range Resources Corp.	1,570	62,753
		233,914
PACKAGED FOODS & MEATS—1.9%
Flowers Foods Inc.	1,500	34,650
Hain Celestial Group Inc. *	3,175	52,991
TreeHouse Foods Inc. *	1,010	26,856
		114,497
PHARMACEUTICALS—6.3%
Ardea Biosciences Inc. *	4,860	59,972
Auxilium Pharmaceuticals Inc. *	2,185	50,036
Cadence Pharmaceuticals Inc. *	6,000	60,720
Mylan Inc. *	5,095	67,509
Optimer Pharmaceuticals Inc. *	5,840	81,585
Perrigo Co.	2,205	57,154
		376,976
RAILROADS—0.5%
Genesee & Wyoming Inc., Cl. A*	1,000	30,000

REGIONAL BANKS—0.5%
Boston Private Financial Holdings Inc.	6,380	29,412

REINSURANCE—0.8%
Platinum Underwriters Holdings Ltd.	1,710	49,197

RESEARCH & CONSULTING SERVICES—2.4%
FTI Consulting Inc. *	1,465	80,399
ICF International Inc. *	2,260	62,173
		142,572
RESTAURANTS—2.1%
California Pizza Kitchen Inc. *	3,650	57,342
Darden Restaurants Inc.	1,785	65,991
		123,333
RETAIL REITS—0.5%
Regency Centers Corp.	810	30,334

SECURITY & ALARM SERVICES—1.0%
Geo Group Inc., /The*	3,755	62,445

SEMICONDUCTORS—4.6%
Atheros Communications Inc. *	3,720	64,058
Marvell Technology Group Ltd. *	5,145	56,492
Microsemi Corp. *	2,585	34,691
Monolithic Power Systems Inc. *	1,985	36,723
Netlogic Microsystems Inc. *	950	30,960

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
ON Semiconductor Corp. *	9,475	$51,355
		274,279
SPECIALTY CHEMICALS—0.5%
Nalco Holding Co.	1,905	31,090

TECHNOLOGY DISTRIBUTORS—1.0%
Mellanox Technologies Ltd.*	6,125	62,475

THRIFTS & MORTGAGE FINANCE—2.4%
Brookline Bancorp Inc.	4,925	48,856
People’s United Financial Inc.	3,400	53,108
TFS Financial Corp.	3,830	44,926
		146,890
WIRELESS TELECOMMUNICATION SERVICES—1.3%
SBA Communications Corp.*	2,955	74,466

TOTAL COMMON STOCKS (Cost $6,166,906)		5,846,550

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—4.5%
TIME DEPOSITS—4.5%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	72,748	72,748
Citibank London, 0.03%, 5/1/09	200,000	200,000

TOTAL TIME DEPOSITS (Cost $272,748)		272,748

Total Investments (Cost $6,439,654)(a)	102.5%	6,119,298
Liabilities in Excess of Other Assets	(2.5)	(147,489)

NET ASSETS	100.0%	$5,971,809

*                 Non-income producing security.

#                 American Depositary Receipts.

(a)       At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,447,780 amounted to $328,482 which consisted of aggregate gross unrealized appreciation of $475,920 and aggregate gross unrealized depreciation of $804,402.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—91.2%
BIOTECHNOLOGY—17.2%
Actelion Ltd. *	29,100	$1,334,980
Alexion Pharmaceuticals Inc. *	115,800	3,870,036
Allos Therapeutics Inc. *	550,000	3,371,500
Amgen Inc. *	15,000	727,050
Biogen Idec Inc. *	143,450	6,934,373
Celgene Corp. *	241,809	10,330,080
Cephalon Inc. *	70,750	4,641,908
Genzyme Corp. *	98,050	5,229,006
Myriad Genetics Inc. *	57,600	2,234,304
Seattle Genetics Inc. *	184,400	1,702,012
		40,375,249
DRUG RETAIL—1.5%
CVS Caremark Corp.	111,600	3,546,648

HEALTH CARE EQUIPMENT—12.0%
Baxter International Inc.	68,050	3,300,425
Boston Scientific Corp. *	490,000	4,120,900
Covidien Ltd.	135,650	4,473,737
Insulet Corp. *	312,250	1,795,438
Masimo Corp. *	42,100	1,216,690
Medtronic Inc.	60,000	1,920,000
Micrus Endovascular Corp. *	110,597	765,331
NuVasive Inc. *	50,000	1,895,000
St. Jude Medical Inc. *	156,750	5,254,260
Thoratec Corp. *	77,450	2,250,697
Varian Medical Systems Inc. *	34,300	1,144,591
		28,137,069
HEALTH CARE FACILITIES—1.7%
Community Health Systems Inc.*	174,250	3,979,870

HEALTH CARE SERVICES—2.0%
IPC The Hospitalist Co., Inc. *	140,800	2,580,864
Medco Health Solutions Inc. *	50,000	2,177,500
		4,758,364
HEALTH CARE SUPPLIES—3.3%
Inverness Medical Innovations Inc.*	238,450	7,699,550

LIFE SCIENCES TOOLS & SERVICES—8.4%
Bruker Corp. *	239,850	1,578,213
Icon PLC #*	126,800	2,008,512
Illumina Inc. *	80,880	3,020,868
Life Technologies Corp. *	200,000	7,460,000
Parexel International Corp. *	407,674	4,040,049
Thermo Fisher Scientific Inc. *	43,150	1,513,702
		19,621,344
MANAGED HEALTH CARE—4.7%
Aetna Inc.	83,550	1,838,936
AMERIGROUP Corp. *	169,350	5,058,484
UnitedHealth Group Inc.	116,700	2,744,784
WellPoint Inc. *	30,000	1,282,800
		10,925,004

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PHARMACEUTICALS—40.4%
Abbott Laboratories	187,150	$7,832,227
Allergan Inc.	62,300	2,906,918
Ardea Biosciences Inc. *	204,951	2,529,095
AstraZeneca PLC. #	105,000	3,671,850
Auxilium Pharmaceuticals Inc. *	284,978	6,525,996
Bristol-Myers Squibb Co.	341,100	6,549,120
Cadence Pharmaceuticals Inc. *	117,106	1,185,113
Ipsen SA	63,200	2,602,836
Johnson & Johnson	59,400	3,110,184
Medicis Pharmaceutical Corp., Cl. A	523,440	8,411,681
Merck & Co., Inc.	43,850	1,062,924
Mylan Inc. *	448,600	5,943,950
Optimer Pharmaceuticals Inc. *	708,737	9,901,056
Par Pharmaceutical Cos Inc. *	165,969	1,780,847
Perrigo Co.	96,150	2,492,208
Pfizer Inc.	325,000	4,342,000
Roche Holding AG	29,700	3,768,076
Shire PLC #	161,300	6,011,651
Teva Pharmaceutical Industries Ltd. #	72,450	3,179,831
Wyeth	237,300	10,061,520
XenoPort Inc. *	70,400	962,368
		94,831,451
TOTAL COMMON STOCKS (Cost $230,525,117)		213,874,549

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS—7.2%
TIME DEPOSITS—7.2%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	7,749,851	7,749,851
Citibank London, 0.03%, 5/1/09	9,100,000	9,100,000

TOTAL TIME DEPOSITS (Cost $16,849,851)		16,849,851

Total Investments (Cost $247,374,968)(a)	98.4%	230,724,400
Other Assets in Excess of Liabilities	1.6	3,738,074

NET ASSETS	100.0%	$234,462,474

*                 Non-income producing security.

#                 American Depositary Receipts.

(a)       At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $255,459,513 amounted to $24,735,113 which consisted of aggregate gross unrealized appreciation of $13,226,886 and aggregate gross unrealized depreciation of $37,961,999.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER BALANCED FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—51.9%
AEROSPACE & DEFENSE—2.3%
BE Aerospace Inc. *	10,000	$107,900
Boeing Co., /The	7,120	285,156
General Dynamics Corp.	5,700	294,519
Lockheed Martin Corp.	7,600	596,828
United Technologies Corp.	600	29,304
		1,313,707
AIR FREIGHT & LOGISTICS—0.7%
FedEx Corp.	1,600	89,536
United Parcel Service Inc., Cl. B	5,800	303,572
		393,108
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Coach Inc.*	8,900	218,050

APPAREL RETAIL—0.4%
J Crew Group Inc.*	13,000	223,730

APPLICATION SOFTWARE—0.1%
Intuit Inc.*	3,200	74,016

ASSET MANAGEMENT & CUSTODY BANKS—0.7%
AllianceBernstein Holding LP	3,600	63,072
BlackRock Inc.	1,200	175,824
Invesco Ltd.	6,700	98,624
Legg Mason Inc.	3,700	74,259
		411,779
BIOTECHNOLOGY—1.0%
Biogen Idec Inc. *	1,400	67,676
Celgene Corp. *	5,400	230,688
Genzyme Corp. *	2,700	143,991
Gilead Sciences Inc. *	3,300	151,140
		593,495
CABLE & SATELLITE—0.6%
Comcast Corp., Cl. A	10,600	155,608
Scripps Networks Interactive Inc.	6,700	183,848
		339,456
CASINOS & GAMING—0.2%
International Game Technology	7,200	88,920

COAL & CONSUMABLE FUELS—0.2%
Peabody Energy Corp.	4,000	105,560

COMMUNICATIONS EQUIPMENT—1.8%
Cisco Systems Inc. *	31,555	609,643
Qualcomm Inc.	3,100	131,192
Research In Motion Ltd. *	4,345	301,977
		1,042,812
COMPUTER HARDWARE—3.7%
Apple Inc. *	6,965	876,406
Hewlett-Packard Co.	20,200	726,796
International Business Machines Corp.	4,700	485,087
		2,088,289

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—0.8%
EMC Corp. *	28,100	$352,093
NetApp Inc. *	5,200	95,160
		447,253
CONSTRUCTION & ENGINEERING—0.3%
Fluor Corp.	4,100	155,267

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Caterpillar Inc.	4,900	174,342
Deere & Co.	3,300	136,158
Joy Global Inc.	1,800	45,900
		356,400
CONSUMER ELECTRONICS—0.3%
Sony Corp.#	7,200	186,192

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Alliance Data Systems Corp. *	3,200	133,984
Mastercard Inc.	1,300	238,485
Western Union Co., /The	4,400	73,700
		446,169
DIVERSIFIED BANKS—0.3%
Wells Fargo & Co.	9,600	192,096

DIVERSIFIED CHEMICALS—0.3%
EI Du Pont de Nemours & Co.	7,100	198,090

DRUG RETAIL—1.6%
CVS Caremark Corp.	14,100	448,098
Walgreen Co.	14,200	446,306
		894,404
ELECTRIC UTILITIES—0.0%
Northeast Utilities	1,100	23,122

ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
General Cable Corp.*	2,900	78,706

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Monsanto Co.	2,700	229,203

FOOD RETAIL—0.1%
Kroger Co., /The	3,300	71,346

FOOTWEAR—0.3%
NIKE Inc., Cl. B	3,500	183,645

GENERAL MERCHANDISE STORES—0.5%
Dollar Tree Inc. *	2,600	110,084
Target Corp.	4,600	189,796
		299,880
GOLD—0.5%
Goldcorp Inc.	3,600	99,072
Yamana Gold Inc.	23,300	184,303
		283,375
HEALTH CARE EQUIPMENT—2.0%
Beckman Coulter Inc.	2,600	136,656

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—(CONT.)
Boston Scientific Corp. *	23,400	$196,794
Covidien Ltd.	2,300	75,854
Hologic Inc. *	7,500	111,450
Medtronic Inc.	4,600	147,200
St. Jude Medical Inc. *	7,300	244,696
Zimmer Holdings Inc. *	5,200	228,748
		1,141,398
HEALTH CARE SERVICES—0.3%
Quest Diagnostics Inc.	2,800	143,724

HEALTH CARE SUPPLIES—0.4%
Inverness Medical Innovations Inc.*	6,800	219,572

HOME ENTERTAINMENT SOFTWARE—1.2%
Electronic Arts Inc. *	7,700	156,695
Nintendo Co., Ltd. #	8,745	294,269
Take-Two Interactive Software Inc.	26,200	237,896
		688,860
HOMEBUILDING—0.5%
Toll Brothers Inc.*	13,700	277,562

HOTELS RESORTS & CRUISE LINES—0.1%
Carnival Corp.	2,400	64,512

HOUSEHOLD PRODUCTS—0.7%
Procter & Gamble Co., /The	8,125	401,700

HYPERMARKETS & SUPER CENTERS—1.0%
Costco Wholesale Corp.	2,100	102,060
Wal-Mart Stores Inc.	9,400	473,760
		575,820
INDUSTRIAL CONGLOMERATES—1.2%
3M Co.	5,300	305,280
General Electric Co.	11,000	139,150
McDermott International Inc. *	8,500	137,190
Tyco International Ltd.	4,200	99,792
		681,412
INDUSTRIAL GASES—0.2%
Praxair Inc.	1,400	104,454

INDUSTRIAL MACHINERY—0.2%
ITT Corp.	3,210	131,642

INSURANCE BROKERS—0.2%
Willis Group Holdings Ltd.	3,700	101,787

INTEGRATED OIL & GAS—1.2%
Exxon Mobil Corp.	7,200	480,024
Petroleo Brasileiro SA #	6,300	211,491
		691,515
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
AT&T Inc.	10,000	256,200

INTERNET RETAIL—0.6%
Amazon.com Inc. *	1,600	128,832

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET RETAIL—(CONT.)
Expedia Inc. *	14,400	$195,984
		324,816
INTERNET SOFTWARE & SERVICES—2.6%
eBay Inc. *	21,490	353,940
Google Inc., Cl. A *	1,305	516,741
IAC/InterActiveCorp. *	22,900	366,858
Yahoo! Inc. *	15,400	220,066
		1,457,605
INVESTMENT BANKING & BROKERAGE—0.6%
Charles Schwab Corp., /The	4,800	88,704
Goldman Sachs Group Inc., /The	700	89,950
Morgan Stanley	6,600	156,024
		334,678
IT CONSULTING & OTHER SERVICES—0.5%
Cognizant Technology Solutions Corp., Cl. A*	11,500	285,085

LIFE SCIENCES TOOLS & SERVICES—0.6%
Covance Inc. *	1,800	70,704
Thermo Fisher Scientific Inc. *	6,900	242,052
		312,756
MANAGED HEALTH CARE—0.6%
Aetna Inc.	3,600	79,236
UnitedHealth Group Inc.	10,700	251,664
		330,900
METAL & GLASS CONTAINERS—0.2%
Owens-Illinois Inc.*	4,600	112,194

MOVIES & ENTERTAINMENT—1.2%
Marvel Entertainment Inc. *	5,200	155,168
Regal Entertainment Group, Cl. A	22,400	292,544
Viacom Inc., Cl. B *	11,600	223,184
		670,896
OFFICE REITS—0.4%
Digital Realty Trust Inc.	5,800	208,858

OIL & GAS DRILLING—0.7%
Transocean Ltd.*	6,116	412,708

OIL & GAS EQUIPMENT & SERVICES—0.5%
Cameron International Corp. *	7,200	184,176
Smith International Inc.	3,000	77,550
		261,726
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Anadarko Petroleum Corp.	6,400	275,584
Chesapeake Energy Corp.	17,700	348,867
		624,451
OTHER DIVERSIFIED FINANCIAL SERVICES—0.5%
Bank of America Corp.	5,800	51,794
JPMorgan Chase & Co.	6,200	204,600
		256,394

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PACKAGED FOODS & MEATS—0.7%
General Mills Inc.	1,700	$86,173
Kraft Foods Inc., Cl. A	13,500	315,900
		402,073
PHARMACEUTICALS—2.9%
Abbott Laboratories	9,800	410,130
Johnson & Johnson	7,000	366,520
Merck & Co., Inc.	7,300	176,952
Mylan Inc. *	18,300	242,475
Novartis AG #	2,800	106,148
Shire PLC #	4,200	156,534
Wyeth	4,600	195,040
		1,653,799
PROPERTY & CASUALTY INSURANCE—0.3%
Travelers Cos. Inc., /The	3,900	160,446

RAILROADS—0.1%
Burlington Northern Santa Fe Corp.	700	47,236

RESEARCH & CONSULTING SERVICES—0.5%
FTI Consulting Inc.*	5,500	301,840

RESTAURANTS—1.1%
Cheesecake Factory Inc., /The *	11,500	199,755
McDonald’s Corp.	3,500	186,515
Starbucks Corp. *	18,300	264,618
		650,888
SEMICONDUCTOR EQUIPMENT—0.6%
Kla-Tencor Corp.	3,200	88,768
Lam Research Corp. *	5,500	153,340
Tessera Technologies Inc. *	5,900	82,836
		324,944
SEMICONDUCTORS—0.8%
Intel Corp.	25,700	405,546
Marvell Technology Group Ltd. *	4,300	47,214
		452,760
SOFT DRINKS—2.0%
Coca-Cola Co., /The	13,600	585,480
PepsiCo Inc.	11,100	552,336
		1,137,816
SPECIALIZED FINANCE—0.8%
CME Group Inc.	1,190	263,407
Hong Kong Exchanges and Clearing Ltd.	12,900	150,386
NYSE Euronext	2,300	53,291
		467,084
SPECIALIZED REITS—0.1%
Host Hotels & Resorts Inc.	9,500	73,055

SYSTEMS SOFTWARE—1.6%
Microsoft Corp.	46,400	940,064

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TOBACCO—1.5%
Altria Group Inc.	28,115	$459,118
Philip Morris International Inc.	10,215	369,783
		828,901
TOTAL COMMON STOCKS (Cost $39,590,915)		29,452,201

PREFERRED STOCKS—0.4%
OTHER DIVERSIFIED FINANCIAL SERVICES—0.4%
JPMorgan Chase & Co., 8.63%, 9/1/13 (Cost $225,000)	9,000	216,720

	PRINCIPAL
	AMOUNT
CORPORATE BONDS—22.9%
AEROSPACE & DEFENSE—0.3%
Boeing Co., /The., 5.00%, 3/15/14	150,000	158,152

AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service Inc., 5.13%, 4/1/19	325,000	333,357

ASSET MANAGEMENT & CUSTODY BANKS—0.2%
Janus Capital Group Inc., 6.13%, 9/15/11	150,000	125,493

CASINOS & GAMING—0.6%
Penn National Gaming Inc., 6.88%, 12/1/11	363,000	355,740

COMMUNICATIONS EQUIPMENT—0.2%
Cisco Systems Inc., 4.95%, 2/15/19	125,000	127,468

COMPUTER HARDWARE—0.7%
Hewlett-Packard Co., 6.13%, 3/1/14	350,000	385,283

CONSUMER FINANCE—0.7%
American Express Credit Corp., 7.30%, 8/20/13	400,000	401,086

DIVERSIFIED CAPITAL MARKETS—0.5%
Credit Suisse., 5.50%, 5/1/14	300,000	301,094

DIVERSIFIED METALS & MINING—0.6%
Anglo American Capital PLC., 9.38%, 4/8/14(a)	150,000	155,806
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	150,000	154,481
		310,287
ELECTRIC UTILITIES—0.9%
Exelon Generation Co., LLC., 6.20%, 10/1/17	175,000	162,540
Florida Power Corp., 5.80%, 9/15/17	300,000	322,602
		485,142
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Potash Corp., of Saskatchewan Inc., 5.25%, 5/15/14	175,000	179,531

GENERAL MERCHANDISE STORES—0.8%
Target Corp., 5.38%, 5/1/17	450,000	435,258

HOMEBUILDING—0.6%
Lennar Corp., 12.25%, 6/1/17(a)	350,000	357,000

HOUSEHOLD PRODUCTS—0.1%
Procter & Gamble Co., /The., 4.60%, 1/15/14	75,000	79,508

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
INDUSTRIAL CONGLOMERATES—1.9%
GE Capital Commercial Mortgage Corp., 6.59%, 8/11/33	$425,000	$431,589
General Electric Capital Corp., 4.80%, 5/1/13	500,000	489,435
Tyco International Finance SA., 8.50%, 1/15/19	150,000	160,828
		1,081,852
INTEGRATED OIL & GAS—0.6%
BP Capital Markets PLC., 5.25%, 11/7/13	300,000	323,777

INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Wireless Capital LLC., 7.38%, 11/15/13(a)	325,000	361,957

INTERNET RETAIL—0.5%
Expedia Inc., 7.46%, 8/15/18	325,000	295,750

INVESTMENT BANKING & BROKERAGE—2.4%
Goldman Sachs Group Inc., /The., 7.50%, 2/15/19	675,000	698,749
Lazard Group LLC., 6.85%, 6/15/17	370,000	297,492
Morgan Stanley., 2.90%, 12/1/10	325,000	333,293
		1,329,534
MOVIES & ENTERTAINMENT—0.2%
Time Warner Cable Inc., 8.25%, 2/14/14	100,000	109,790

MULTI-UTILITIES—0.8%
CenterPoint Energy Transition Bond Co., LLC., 4.97%, 8/1/14	337,562	352,821
Virginia Electric and Power Co., 5.10%, 11/30/12	125,000	128,831
		481,652
OFFICE ELECTRONICS—0.7%
Xerox Corp., 6.88%, 8/15/11	400,000	391,131
		391,131
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Co., 6.15%, 9/15/19	150,000	159,499
Weatherford International Ltd., 9.63%, 3/1/19	125,000	135,120
		294,619
OIL & GAS EXPLORATION & PRODUCTION—0.7%
Devon Energy Corp., 6.30%, 1/15/19	150,000	155,541
PetroHawk Energy Corp., 7.88%, 6/1/15(a)	100,000	94,250
Williams Cos Inc., /The., 8.75%, 1/15/20(a)	150,000	154,392
		404,183
OIL & GAS STORAGE & TRANSPORTATION—1.3%
Enterprise Products Operating LLC., 8.38%, 8/1/66	610,000	421,408
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/16	347,000	346,132
		767,540
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
JPMorgan Chase & Co., 7.90%, 12/30/49	150,000	114,388
Nissan Auto Receivables Owner Trust., 3.20%, 2/15/13	350,000	352,541
		466,929
PACKAGED FOODS & MEATS—0.5%
General Mills Inc., 5.65%, 2/15/19	175,000	179,003
Kraft Foods Inc., 6.75%, 2/19/14	75,000	81,803
		260,806

	PRINCIPAL
	AMOUNT	VALUE
CORPORATE BONDS—(CONT.)
PHARMACEUTICALS—0.6%
Roche Holdings Inc., 5.00%, 3/1/14(a)	$325,000	$341,067

PROPERTY & CASUALTY INSURANCE—0.4%
Liberty Mutual Group Inc., 7.80%, 3/15/37(a)	600,000	246,330

SOFT DRINKS—1.5%
Bottling Group LLC., 5.13%, 1/15/19	325,000	330,694
Dr Pepper Snapple Group Inc., 6.82%, 5/1/18	250,000	243,869
PepsiCo Inc., 4.65%, 2/15/13	250,000	266,296
		840,859
SYSTEMS SOFTWARE—0.2%
Oracle Corp., 4.95%, 4/15/13	100,000	106,302

TOBACCO—0.8%
Philip Morris International Inc., 6.88%, 3/17/14	425,000	466,409

WIRELESS TELECOMMUNICATION SERVICES—0.8%
American Tower Trust., 5.96%, 4/15/37(a)	500,000	430,273

TOTAL CORPORATE BONDS (Cost $13,314,287)		13,035,159

CONVERTIBLE CORPORATE BONDS—4.0%
DIVERSIFIED METALS & MINING—0.2%
Newmont Mining Corp., 3.00%, 2/15/12	100,000	119,375

HEALTH CARE FACILITIES—0.5%
LifePoint Hospitals Inc., 3.50%, 5/15/14	325,000	262,031

OFFICE REITS—1.0%
Digital Realty Trust LP., 5.50%, 4/15/29(a)	550,000	540,375

OIL & GAS DRILLING—0.2%
Transocean Inc., 1.50%, 12/15/37	135,000	116,100

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Vornado Realty Trust., 2.85%, 4/1/27	500,000	424,375

SPECIALIZED FINANCE—0.5%
NASDAQ OMX Group Inc., /The., 2.50%, 8/15/13	350,000	280,438

WIRELESS TELECOMMUNICATION SERVICES—0.9%
SBA Communications Corp., 1.88%, 5/1/13(a)	600,000	507,000

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,253,679)		2,249,694

U.S. GOVERNMENT & AGENCY OBLIGATIONS—19.8%(b)
Fannie Mae Pool,
5.00%, 4/01/18	530,276	552,644
Fannie Mae REMICS,
5.50%, 10/25/20	550,000	573,327
6.00%, 4/25/35	950,000	1,012,585

	PRINCIPAL
	AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS—(CONT.)
Federal Farm Credit Bank,
4.95%, 10/18/18	$455,000	$474,438
Federal Home Loan Banks,
5.38%, 6/08/12	275,000	304,413
Federal National Mortgage Association,
5.00%, 2/13/17	600,000	660,893
Freddie Mac REMICS,
5.50%, 7/15/10	140,291	141,227
6.00%, 8/15/29	900,000	944,075
5.00%, 4/15/31	580,000	607,577
5.00%, 12/15/32	850,000	882,592
6.00%, 3/15/36	567,322	572,926
Government National Mortgage Association,
5.00%, 5/16/29	375,782	382,511
United States Treasury Note/Bond,
5.00%, 8/15/11	700,000	763,876
1.13%, 1/15/12	600,000	597,938
1.50%, 12/31/13	600,000	589,126
4.75%, 5/15/14	552,000	624,795
4.25%, 11/15/14	800,000	888,563
4.50%, 2/15/16	300,000	336,563
4.75%, 8/15/17	300,000	339,938

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,769,594)		11,250,007

SHORT-TERM INVESTMENTS—0.3%
TIME DEPOSITS—0.3%
Citibank London, 0.03%, 5/01/09 (Cost $148,435)	148,435	148,435

Total Investments (Cost $66,301,910)(c)	99.3%	56,352,216
Other Assets in Excess of Liabilities	0.7	425,033

NET ASSETS	100.0%	$56,777,249

*                 Non-income producing security.

#                 American Depositary Receipts.

(a)       Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 5.6%, of the net assets of the Fund.

(b)       Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

(c)        At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $66,417,227 amounted to $10,065,011 which consisted of aggregate gross unrealized appreciation of $2,094,052 and aggregate gross unrealized depreciation of $12,159,063.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER CONVERTIBLE FUND

Schedule of Investments (Unaudited) April 30, 2009

	SHARES	VALUE
COMMON STOCKS—4.8%
INDUSTRIAL CONGLOMERATES—0.6%
General Electric Co.	10,000	$126,500

OIL & GAS STORAGE & TRANSPORTATION—1.6%
Inergy LP	15,000	346,500

PACKAGED FOODS & MEATS—0.0%
General Mills Inc.	1	51

PHARMACEUTICALS—1.8%
GlaxoSmithKline PLC.#	13,000	399,879

PRECIOUS METALS & MINERALS—0.0%
Hecla Mining Co.*	1,546	3,819

RESTAURANTS—0.8%
Burger King Holdings Inc.	10,000	163,400

TOTAL COMMON STOCKS (Cost $1,488,383)		1,040,149

PREFERRED STOCKS—9.1%
DIVERSIFIED BANKS—2.8%
HSBC Holdings PLC., 8.13%, 4/15/13	10,000	217,300
Wells Fargo Capital XIV., 8.63%, 9/14/68	15,000	361,950
		579,250
ELECTRIC UTILITIES—1.2%
PPL Capital Funding Inc., 6.85%, 7/1/47	10,000	247,000

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Constellation Energy Group Inc., 8.63%, 6/15/63	20,000	399,000

OTHER DIVERSIFIED FINANCIAL SERVICES—2.2%
JPMorgan Chase & Co., 8.63%, 9/1/13	20,000	481,600

REGIONAL BANKS—1.1%
BB&T Capital Trust V., 8.95%, 9/15/63	10,000	245,900

TOTAL PREFERRED STOCKS (Cost $2,125,000)		1,952,750

CONVERTIBLE PREFERRED STOCK—20.9%
AGRICULTURAL PRODUCTS—1.6%
Archer-Daniels-Midland Co., 6.25%, 6/1/11(a)	10,000	335,200

DIVERSIFIED METALS & MINING—1.6%
Freeport-McMoRan Copper & Gold Inc., 6.75%, 5/1/10(a)	5,000	337,500

HOUSEHOLD APPLIANCES—1.6%
Stanley Works, /The., 5.13%, 5/17/12(a)	500	334,500

OFFICE REITS—2.1%
Digital Realty Trust Inc., 5.50%, 12/31/49	20,000	443,124

OFFICE SERVICES & SUPPLIES—2.8%
Avery Dennison Corp., 7.88%, 11/15/20(a)	20,000	610,000

OIL & GAS EXPLORATION & PRODUCTION—2.9%
Chesapeake Energy Corp., 5.00%, 12/31/49	10,000	630,000

	SHARES	VALUE
CONVERTIBLE PREFERRED STOCK—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp., 7.25%, 12/31/49	379	$218,683

PHARMACEUTICALS—3.4%
Mylan Inc., 6.50%, 11/15/10(a)	850	724,200

PROPERTY & CASUALTY INSURANCE—3.0%
Alleghany Corp., 5.75%, 6/15/09(a)	2,000	491,994
XL Capital Ltd., 10.75%, 8/15/11(a)	10,000	173,000
		664,994
REGIONAL BANKS—0.9%
Keycorp., 7.75%, 12/31/49	3,000	196,500

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $5,535,676)		4,494,701

	PRINCIPAL
	AMOUNT
CONVERTIBLE CORPORATE BONDS—59.8%
AEROSPACE & DEFENSE—2.1%
Orbital Sciences Corp., 2.44%, 1/15/27	500,000	451,250

APPLICATION SOFTWARE—2.5%
Informatica Corp., 3.00%, 3/15/26	500,000	515,625

BIOTECHNOLOGY—3.3%
Amgen Inc., 0.38%, 2/1/13	750,000	681,563

BREWERS—2.5%
Molson Coors Brewing Co., 2.50%, 7/30/13	500,000	533,125

BROADCASTING & CABLE TV—2.1%
Liberty Media LLC., 3.50%, 1/15/31	1,114,693	459,811

COAL & CONSUMABLE FUELS—1.6%
USEC Inc., 3.00%, 10/1/14	500,000	351,250

COMPUTER & ELECTRONICS RETAIL—1.1%
RadioShack Corp., 2.50%, 8/1/13(b)	250,000	238,125

COMPUTER STORAGE & PERIPHERALS—1.4%
EMC Corp., 1.75%, 12/1/13	300,000	309,750

DIVERSIFIED METALS & MINING—0.8%
Newmont Mining Corp., 3.00%, 2/15/12	150,000	179,063

ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
General Cable Corp., 1.00%, 10/15/12	500,000	383,750

ELECTRONIC EQUIPMENT MANUFACTURERS—1.6%
L-1 Identity Solutions Inc., 3.75%, 5/15/27(b)	500,000	349,375

ENVIRONMENTAL & FACILITIES SERVICES—1.9%
Covanta Holding Corp., 1.00%, 2/1/27	500,000	410,625

HEALTH CARE EQUIPMENT—2.0%
Insulet Corp., 5.38%, 6/15/13(b)	1,000,000	431,250

HEALTH CARE FACILITIES—1.1%
LifePoint Hospitals Inc., 3.50%, 5/15/14	300,000	241,875

HEALTH CARE SERVICES—1.6%
Omnicare Inc., 3.25%, 12/15/35	500,000	345,000

	PRINCIPAL
	AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)
HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp., 2.00%, 4/15/21	$150,000	$146,625

INDUSTRIAL CONGLOMERATES—0.5%
Textron Inc., 4.50%, 5/1/13	100,000	107,364

INDUSTRIAL MACHINERY—1.6%
Ingersoll-Rand Co., Ltd., 4.50%, 4/15/12	250,000	350,625

INTEGRATED TELECOMMUNICATION SERVICES—1.7%
SAVVIS Inc., 3.00%, 5/15/12	500,000	361,875

INTERNET SOFTWARE & SERVICES—1.7%
VeriSign Inc., 3.25%, 8/15/37(b)	500,000	365,000

INVESTMENT BANKING & BROKERAGE—1.8%
General Cable Corp., 1.00%, 10/15/12(b)	500,000	383,750

LIFE SCIENCES TOOLS & SERVICES—2.3%
Invitrogen Corp., 3.25%, 6/15/25	500,000	504,375

OFFICE REITS—3.3%
Boston Properties LP., 2.88%, 2/15/37	500,000	424,375
Digital Realty Trust LP., 5.50%, 4/15/29(b)	300,000	294,750
		719,125
OIL & GAS DRILLING—2.1%
Transocean Inc., 1.50%, 12/15/37	500,000	430,000

OIL & GAS EQUIPMENT & SERVICES—0.7%
Bristow Group Inc., 3.00%, 6/15/38	250,000	150,625

OIL & GAS EXPLORATION & PRODUCTION—1.6%
Penn Virginia Corp., 4.50%, 11/15/12	500,000	346,250

OIL & GAS REFINING & MARKETING—1.8%
St. Mary Land & Exploration Co., 3.50%, 4/1/27	500,000	390,625

PHARMACEUTICALS—4.0%
Teva Pharmaceutical Finance Co., BV., 1.75%, 2/1/26	500,000	546,874
Wyeth., 0.97%, 1/15/24	300,000	298,800
		845,674
SEMICONDUCTORS—1.7%
Microchip Technology Inc., 2.13%, 12/15/37(b)	250,000	194,375
Micron Technology Inc., 4.25%, 10/15/13	150,000	175,688
		370,063
SPECIALIZED FINANCE—1.9%
NASDAQ OMX Group Inc., /The., 2.50%, 8/15/13	500,000	400,625

STEEL—1.0%
United States Steel Corp., 4.00%, 5/15/14	200,000	214,000

SYSTEMS SOFTWARE—1.5%
Symantec Corp., 1.00%, 6/15/13	300,000	324,000

WIRELESS TELECOMMUNICATION SERVICES—2.5%
NII Holdings Inc., 2.75%, 8/15/25	213,000	196,226

	PRINCIPAL
	AMOUNT	VALUE
CONVERTIBLE CORPORATE BONDS—(CONT.)
WIRELESS TELECOMMUNICATION SERVICES—(CONT.)
SBA Communications Corp., 1.88%, 5/1/13(b)	$400,000	$338,000
		534,226
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,829,058)		12,826,264

SHORT-TERM INVESTMENTS—4.1%
TIME DEPOSITS—4.1%
Citibank London, 0.03%, 5/1/09	800,000	800,000
Wells Fargo Grand Cayman, 0.03%, 5/1/09	76,541	76,541

TOTAL TIME DEPOSITS (Cost $876,541)		876,541

Total Investments (Cost $24,854,658)(c)	98.7%	21,190,405
Other Assets in Excess of Liabilities	1.3	274,165

NET ASSETS	100.0%	$21,464,570

*	Non-income producing security.
#	American Depositary Receipts.
(a)	These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.
(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 12.1%, of the net assets of the Fund.

(c)

At April 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $25,707,792 amounted to $4,517,387 which consisted of aggregate gross unrealized appreciation of $706,317 and aggregate gross unrealized depreciation of $5,223,704.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MONEY MARKET FUND

Schedule of Investments (Unaudited) April 30, 2009

	PRINCIPAL
	AMOUNT	VALUE
U.S. AGENCY OBLIGATIONS—84.9%(a)
Federal Farm Credit Bank,
1.15%, 6/02/09	$7,000,000	$7,001,745
Federal Home Loan Bank Discount Notes,
0.25%, 5/20/09	5,000,000	4,999,340
0.25%, 5/21/09	5,000,000	4,999,306
0.11%, 6/15/09	5,000,000	4,999,313
0.15%, 7/31/09	5,000,000	4,998,104
Federal Home Loan Banks,
1.06%, 5/05/09	7,000,000	7,000,795
0.89%, 2/10/10	5,000,000	5,002,944
Federal National Mortgage Association,
0.90%, 2/08/10	5,000,000	5,008,687

TOTAL U.S. AGENCY OBLIGATIONS (Cost $44,010,234)		44,010,234

SHORT-TERM INVESTMENTS—14.1%
TIME DEPOSITS—14.1%
Wells Fargo Grand Cayman, 0.03%, 5/1/09	2,000,000	2,000,000
Bank of American NA, 0.03%, 5/1/09	2,000,000	2,000,000
JP Morgan Chase & Co., 0.03%, 5/1/09	1,284,846	1,284,846
Citibank London, 0.03%, 5/1/09	2,000,000	2,000,000

TOTAL TIME DEPOSITS (Cost $7,284,846)		7,284,846

Total Investments (Cost $51,295,080)(b)	99.0%	51,295,080
Other Assets in Excess of Liabilities	1.0	517,786

NET ASSETS	100.0%	$51,812,866

(a)	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
(b)	At April 30, 2009, the net unrealized appreciation on investments, based on cost of federal income tax purposes was the same as the cost for financial reporting purposes.

See Notes to Financial Statements.

THE ALGER FUNDS

Statements of Assets and Liabilities (Unaudited) April 30, 2009

(in thousands, except per share amounts)

	Capital
	Appreciation	LargeCap	MidCap
	Fund	Growth Fund	Growth Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$497,496	$220,004	$279,696
Foreign Cash**	—	10	13
Receivable for investment securities sold	30,096	2,248	11,695
Receivable for shares of beneficial interest sold	1,653	150	622
Dividends and interest receivable	635	205	126
Receivable from Investment Manager	—	—	—
Prepaid Expenses	73	—	69
Total Assets	529,953	222,617	292,221
LIABILITIES:
Payable for investment securities purchased	33,259	835	14,523
Payable for foreign currency contracts	10	—	—
Due to custodian	—	7	7
Payable for shares of beneficial interest redeemed	598	561	943
Accrued investment advisory fees	318	126	166
Accrued transfer agent fees	269	131	171
Accrued distribution fees	168	110	109
Accrued administrative fees	11	5	6
Accrued other expenses	162	108	158
Total Liabilities	34,795	1,883	16,083
NET ASSETS	$495,158	$220,734	$276,138
Net Assets Consist of:
Paid in capital	1,126,883	493,739	550,902
Undistributed net investment income (accumulated loss)	539	153	(1,213)
Undistributed net realized gain (accumulated loss)	(598,625)	(223,915)	(250,554)
Net unrealized depreciation on investments	(33,639)	(49,243)	(22,997)
NET ASSETS	$495,158	$220,734	$276,138
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class A	41,092	13,907	42,925
Class B	5,811	11,855	15,864
Class C	8,216	3,044	8,642
Class I	—	—	—
Class A — Net Asset Value Per Share	$9.20	$8.07	$4.33
Class A — Offering Price Per Share	$9.71	$8.52	$4.57
Class B — Net Asset Value Per Share	$8.33	$7.28	$3.69
Class C — Net Asset Value Per Share	$8.34	$7.28	$3.68
Class I — Net Asset Value Per Share	—	—	—

*Identified Cost	$531,134	$269,246	$302,693
**Cost Foreign Cash	$—	$10	$13

See Notes to Financial Statements.

	SMidCap	SmallCap	Growth	Health			Money
	Growth	Growth	Opportunities	Sciences	Balanced	Convertible	Market
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities, at value (Identified cost)* see accompanying schedules of investments	$454,186	$273,880	$6,119	$230,724	$56,352	$21,191	$51,295
Foreign Cash**	—	11	—	—	—	—	—
Receivable for investment securities sold	8,991	2,912	204	8,006	1,201	657	—
Receivable for shares of beneficial interest sold	2,470	644	37	571	13	14	524
Dividends and interest receivable	108	31	1	231	320	190	57
Receivable from Investment Manager	—	—	9	—	—	9	31
Prepaid Expenses	78	53	31	41	35	37	26
Total Assets	465,833	277,531	6,401	239,573	57,921	22,098	51,933
LIABILITIES:
Payable for investment securities purchased	14,608	7,153	396	3,995	860	550	—
Payable for foreign currency contracts	—	—	—	—	—	—	—
Due to custodian	—	8	—	—	—	—	—
Payable for shares of beneficial interest redeemed	969	367	6	638	131	22	48
Accrued investment advisory fees	285	172	4	154	29	12	21
Accrued transfer agent fees	168	188	2	107	40	8	10
Accrued distribution fees	115	75	2	95	27	4	—
Accrued administrative fees	10	6	—	5	1	1	1
Accrued other expenses	117	111	19	117	56	36	40
Total Liabilities	16,272	8,080	429	5,111	1,144	633	120
NET ASSETS	$449,561	$269,451	$5,972	$234,462	$56,777	$21,465	$51,813
Net Assets Consist of:
Paid in capital	681,043	450,929	7,958	309,371	90,223	42,126	52,030
Undistributed net investment income (accumulated loss)	(2,006)	(1,592)	(26)	(906)	278	(821)	—
Undistributed net realized gain (accumulated loss)	(157,287)	(122,747)	(1,639)	(57,351)	(23,774)	(16,176)	(217)
Net unrealized depreciation on investments	(72,189)	(57,139)	(321)	(16,652)	(9,950)	(3,664)	—
NET ASSETS	$449,561	$269,451	$5,972	$234,462	$56,777	$21,465	$51,813
SHARES OF BENEFICIAL INTEREST OUTSTANDING—NOTE 6
Class A	31,144	52,556	542	11,549	1,879	1,414	—
Class B	886	5,115	—	1,223	958	—	51,909
Class C	4,043	4,039	171	4,952	593	—	—
Class I	10,301	—	201	—	—	—	—
Class A — Net Asset Value Per Share	$9.74	$4.43	$6.55	$13.50	$16.64	$15.18	—
Class A — Offering Price Per Share	$10.28	$4.68	$6.91	$14.25	$17.57	$16.02	—
Class B — Net Asset Value Per Share	$9.20	$3.98	—	$12.72	$16.44	—	$1.00
Class C — Net Asset Value Per Share	$9.21	$3.99	$6.49	$12.73	$16.44	—	—
Class I — Net Asset Value Per Share	$9.78	—	$6.56	—	—	—	—

*Identified Cost	$526,375	$331,019	$6,440	$247,375	$66,302	$24,855	$51,295
**Cost Foreign Cash	$—	$11	$—	$—	$—	$—	$—

THE ALGER FUNDS

Statements of Operations (Unaudited) (in thousands)

For the six months ended April 30, 2009

	Capital
	Appreciation	LargeCap	MidCap
	Fund	Growth Fund	Growth Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$4,384	$2,203	$1,084
Interest (net of foreign withholding taxes*)	70	2	13
Total Income	4,454	2,205	1,097
EXPENSES
Advisory fees—Note 3(a)	1,862	746	956
Distribution fees—Note 3(b):
Class A	435	135	209
Class B	241	400	273
Class C	318	109	149
Class I	—	—	—
Administrative fees—Note 3(a)	63	29	35
Custodian fees	61	23	37
Transfer agent fees and expenses—Note 3(e)	651	333	400
Prepaid expenses	78	119	60
Printing fees	82	61	83
Professional fees	59	57	61
Registration fees	11	10	11
Trustee fees—Note 3(f)	7	6	6
Miscellaneous	47	24	30
Total Expenses	3,915	2,052	2,310
Less, expense reimbursements Note 3(a)	—	—	—
Net Expenses	3,915	2,052	2,310
NET INVESTMENT INCOME (LOSS)	539	153	(1,213)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(137,781)	(69,708)	(115,843)
Net realized loss on foreign currency transactions	(7)	—	(7)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	129,329	61,703	116,564
Net realized and unrealized gain (loss) on investments, options and foreign currency	(8,459)	(8,005)	714
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,920)	$(7,852)	$(499)
*Foreign withholding taxes	$77	$21	$24

See Notes to Financial Statements.

			Growth	Health
	SMidCap	SmallCap	Opportunities	Sciences	Balanced	Convertible	Money Market
	Growth Fund	Growth Fund	Fund	Fund	Fund	Fund*	Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$987	$582	$11	$1,157	$328	$414	$—
Interest (net of foreign withholding taxes*)	8	4	—	11	724	420	169
Total Income	995	586	11	1,168	1,052	834	169
EXPENSES
Advisory fees—Note 3(a)	1,580	997	20	980	199	101	126
Distribution fees—Note 3(b):
Class A	335	265	3	203	37	19	—
Class B	37	94	—	77	85	—	—
Class C	170	76	5	320	49	—	—
Class I	101	—	1	—	—	—	—
Administrative fees—Note 3(a)	54	34	1	33	8	6	8
Custodian fees	18	15	13	18	9	4	5
Transfer agent fees and expenses—Note 3(e)	449	441	6	261	92	21	53
Prepaid expenses	77	61	2	55	17	38	25
Printing fees	67	82	1	46	13	3	4
Professional fees	53	64	6	32	14	33	7
Registration fees	17	12	13	16	7	4	4
Trustee fees—Note 3(f)	7	7	6	6	6	6	6
Miscellaneous	37	30	1	27	6	2	5
Total Expenses	3,002	2,178	78	2,074	542	237	243
Less, expense reimbursements Note 3(a)	(1)	—	(41)	—	(25)	(51)	(98)
Net Expenses	3,001	2,178	37	2,074	517	186	145
NET INVESTMENT INCOME (LOSS)	(2,006)	(1,592)	(26)	(906)	535	648	24
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments	(91,523)	(60,388)	(1,196)	(22,068)	(11,346)	(9,398)	—
Net realized loss on foreign currency transactions	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	94,911	61,404	1,389	17,991	10,597	9,320	—
Net realized and unrealized gain (loss) on investments, options and foreign currency	3,388	1,016	193	(4,077)	(749)	(78)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,382	$(576)	$167	$(4,983)	$(214)	$570	$24
*Foreign withholding taxes	$—	$—	$—	$3	$3	$—	$—

* Commenced operations on January 9, 2009. Results from operations prior to January 9, 2009 are that of its predecessor fund, Castle Convertible Fund, Inc.

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Capital Appreciation Fund
	For the
	Six Months Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Net investment income (loss)	$539	$(4,710)
Net realized loss on investments, options and foreign currency transactions	(137,788)	(121,625)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	129,329	(246,483)
Net increase (decrease) in net assets resulting from operations	(7,920)	(372,818)
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Net realized gains
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(16,966)	217,320
Class B	(9,283)	(74,519)
Class C	(3,615)	30,111
Class I	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(29,864)	172,912
Total increase (decrease)	(37,784)	(199,906)
Net Assets:
Beginning of period	532,942	732,848
END OF PERIOD	$495,158	$532,942
Undistributed net investment income (accumulated loss)	$539	$—

See Notes to Financial Statements.

	LargeCap Growth Fund		MidCap Growth Fund		SMidCap Growth Fund
	For the		For the		For the
	Six Months	For the	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	April 30,	October 31,	April 30, 2009	October 31,	April 30,	October 31,
	2009	2008	(Unaudited)	2008	2009	2008
Net investment income (loss)	$153	$(1,888)	$(1,213)	$(5,627)	$(2,006)	$(5,162)
Net realized loss on investments, options and foreign currency transactions	(69,708)	(17,824)	(115,850)	(135,750)	(91,523)	(65,732)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	61,703	(180,125)	116,564	(253,028)	94,911	(218,784)
Net increase (decrease) in net assets resulting from operations	(7,852)	(199,837)	(499)	(394,405)	1,382	(289,678)
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Net realized gains
Class A	—	—	—	(71,511)	—	(4,773)
Class B	—	—	—	(38,204)	—	(249)
Class C	—	—	—	(15,167)	—	(835)
Class I	—	—	—	—	—	(141)
Total dividends and distributions to shareholders	—	—	—	(124,882)	—	(5,998)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(19,510)	15,747	(12,362)	72,381	5,162	242,532
Class B	(5,654)	(36,354)	(9,825)	(13,450)	(449)	389
Class C	(2,870)	758	(4,407)	14,055	(2,961)	26,947
Class I	—	—	—	—	26,109	99,387
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(28,034)	(19,849)	(26,594)	72,986	27,861	369,255
Total increase (decrease)	(35,886)	(219,686)	(27,093)	(446,301)	29,243	73,579
Net Assets:
Beginning of period	256,620	476,305	303,231	749,532	420,318	346,739
END OF PERIOD	$220,734	$256,619	$276,138	$303,231	$449,561	$420,318
Undistributed net investment income (accumulated loss)	$153	$—	$(1,213)	$—	$(2,006)	$—

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	SmallCap Growth Fund
	For the
	Six Months Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Net investment income (loss)	$(1,592)	$(5,569)
Net realized loss on investments, options and foreign currency transactions	(60,388)	(26,048)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	61,404	(231,950)
Net increase (decrease) in net assets resulting from operations	(576)	(263,567)
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Net realized gains
Class A	—	—
Class B	—	—
Class C	—	—
Class I	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(25,685)	(1,378)
Class B	(3,183)	(10,985)
Class C	(2,469)	(9,411)
Class I	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	(31,337)	(21,774)
Total increase (decrease)	(31,913)	(285,341)
Net Assets:
Beginning of period	301,364	586,705
END OF PERIOD	$269,451	$301,364
Undistributed net investment income (accumulated loss)	$(1,592)	$—

See Notes to Financial Statements.

	Growth Opportunities Fund		Health Sciences Fund		Balanced Fund
	For the	For the	For the		For the
	Six Months Ended	Period Ended	Six Months Ended	For the	Six Months Ended	For the
	April 30, 2009	October 31, 2008	April 30, 2009	Year Ended	April 30, 2009	Year Ended
	(Unaudited)	(Unaudited)	(Unaudited)	October 31, 2008	(Unaudited)	October 31, 2008
Net investment income (loss)	$(26)	$(27)	$(906)	$(2,535)	$535	$1,013
Net realized loss on investments, options and foreign currency transactions	(1,196)	(443)	(22,068)	(33,496)	(11,346)	(339)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	1,389	(1,710)	17,991	(62,403)	10,597	(30,462)
Net increase (decrease) in net assets resulting from operations	167	(2,180)	(4,983)	(98,434)	(214)	(29,788)
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—	—	—	(745)	(496)
Class B	—	—	—	—	(206)	(266)
Class C	—	—	—	—	(156)	(102)
Class I	—	—	—	—	—	—
Net realized gains
Class A	—	—	—	(15,938)	—	—
Class B	—	—	—	(1,771)	—	—
Class C	—	—	—	(5,902)	—	—
Class I	—	—	—	—	—
Total dividends and distributions to shareholders	—	—	—	(23,611)	(1,107)	(864)
Increase (decrease) from shares of beneficial interest transactions:
Class A	1,146	3,371	(21,061)	70,324	796	8,873
Class B	—	—	(815)	2,033	(4,536)	(21,404)
Class C	189	1,296	(5,821)	31,442	(1,083)	(692)
Class I	50	1,933	—	—	—	—
Net increase (decrease) from shares of beneficial interest transactions—Note 6	1,385	6,600	(27,697)	103,799	(4,823)	(13,223)
Total increase (decrease)	1,552	4,420	(32,680)	(18,246)	(6,144)	(43,875)
Net Assets:
Beginning of period	4,420	—	267,142	285,388	62,921	106,796
END OF PERIOD	$5,972	$4,420	$234,462	$267,142	$56,777	$62,921
Undistributed net investment income (accumulated loss)	$(26)	$—	$(906)	$—	$278	$850

THE ALGER FUNDS

Statements of Changes in Net Assets (in thousands)

	Convertible Fund*
	For the
	Six Months Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Net investment income	$648	$1,304
Net realized loss on investments, options and foreign currency transactions	(9,398)	(6,191)
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	9,320	(19,276)
Net increase (decrease) in net assets resulting from operations	570	(24,163)
Dividends and distributions to shareholders from:
Net investment income
Class A	(843)	(1,909)
Class B	—	—
Net realized gains
Class A	—	(3,953)
Class B	—	—
Total dividends and distributions to shareholders	(843)	(5,863)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(11,860)	—
Class B	—	—
Net decrease from shares of beneficial interest transactions—Note 6	(11,860)	—
Total increase (decrease)	(12,133)	(30,026)
Net Assets:
Beginning of period	33,598	63,624
END OF PERIOD	$21,465	$33,598
Undistributed net investment income (accumulated loss)	$(821)	$—

* Commenced operations on January 9, 2009. Change in net assets prior to January 9, 2009 are that of its predecessor fund, Castle Convertible Fund, Inc.

See Notes to Financial Statements.

	Money Market Fund
	For the
	Six Months Ended	For the
	April 30, 2009	Year Ended
	(Unaudited)	October 31, 2008
Net investment income	$24	$1,072
Net realized loss on investments, options and foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments, options and foreign currency translations	—	—
Net increase (decrease) in net assets resulting from operations	24	1,072
Dividends and distributions to shareholders from:
Net investment income
Class A	—	—
Class B	(24)	(1,072)
Net realized gains
Class A	—	—
Class B	—	—
Total dividends and distributions to shareholders	(24)	(1,072)
Increase (decrease) from shares of beneficial interest transactions:
Class A	—	—
Class B	(4,582)	2,188
Net decrease from shares of beneficial interest transactions—Note 6	(4,582)	—
Total increase (decrease)	(4,582)	2,188
Net Assets:
Beginning of period	56,395	54,207
END OF PERIOD	$51,813	$56,395
Undistributed net investment income (accumulated loss)	$—	$—

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND

	Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.24	$15.66	$11.05	$9.27	$7.71	$7.74
Net investment income (loss)(ii)	0.02	(0.05)	(0.09)	(0.06)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.06)	(6.37)	4.70	1.84	1.60	0.07
Total from investment operations	(0.04)	(6.42)	4.61	1.78	1.56	(0.03)
Net asset value, end of period	$9.20	$9.24	$15.66	$11.05	$9.27	$7.71
Total return (iii)	(0.4)%	(41.0)%	41.7%	19.2%	20.2%	(0.4)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$378,231	$400,523	$452,152	$152,808	$128,816	$121,341
Ratio of gross expenses to average net assets	1.50%	1.35%	1.44%	1.39%	1.63%	1.58%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.50%	1.35%	1.44%	1.39%	1.63%	1.58%
Ratio of net investment income to average net assets	0.48%	(0.40)%	(0.69)%	(0.57)%	(0.44)%	(1.23)%
Portfolio turnover rate	196.56%	288.74%	251.53%	223.23%	144.61%	157.23%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER CAPITAL APPRECIATION FUND

	Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.40	$14.35	$10.20	$8.62	$7.23	$7.31
Net investment loss(ii)	(0.02)	(0.14)	(0.17)	(0.12)	(0.09)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.05)	(5.81)	4.32	1.70	1.48	0.07
Total from investment operations	(0.07)	(5.95)	4.15	1.58	1.39	(0.08)
Net asset value, end of period	$8.33	$8.40	$14.35	$10.20	$8.62	$7.23
Total return (iii)	(1.0)%	(41.5)%	40.7%	18.3%	19.2%	(1.1)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$48,417	$59,164	$186,431	$179,706	$192,976	$228,646
Ratio of gross expenses to average net assets	2.47%	2.09%	2.21%	2.14%	2.37%	2.33%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.47%	2.09%	2.21%	2.14%	2.37%	2.33%
Ratio of net investment income to average net assets	(0.48)%	(1.15)%	(1.42)%	(1.31)%	(1.15)%	(1.97)%
Portfolio turnover rate	196.56%	288.74%	251.53%	223.23%	144.61%	157.23%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND

	Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.40	$14.34	$10.19	$8.61	$7.22	$7.31
Net investment loss(ii)	(0.01)	(0.14)	(0.17)	(0.12)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.05)	(5.80)	4.32	1.70	1.48	0.01
Total from investment operations	(0.06)	(5.94)	4.15	1.58	1.39	(0.09)
Net asset value, end of period	$8.34	$8.40	$14.34	$10.19	$8.61	$7.22
Total return (iii)	(0.7)%	(41.4)%	40.7%	18.4%	19.3%	(1.2)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$68,510	$73,255	$94,265	$34,933	$33,643	$41,595
Ratio of gross expenses to average net assets	2.28%	2.10%	2.19%	2.14%	2.37%	2.33%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.28%	2.10%	2.19%	2.14%	2.37%	2.33%
Ratio of net investment income to average net assets	(0.30)%	(1.15)%	(1.44)%	(1.31)%	(1.13)%	(1.98)%
Portfolio turnover rate	196.56%	288.74%	251.53%	223.23%	144.61%	157.23%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH FUND

	Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$8.20	$14.25	$11.13	$10.48	$9.05	$8.87
Net investment income (loss)(ii)	0.02	(0.01)	(0.01)	(0.02)	0.01	(0.07)
Net realized and unrealized gain (loss) on investments	(0.15)	(6.04)	3.13	0.67	1.42	0.25
Total from investment operations	(0.13)	(6.05)	3.12	0.65	1.43	0.18
Net asset value, end of period	$8.07	$8.20	$14.25	$11.13	$10.48	$9.05
Total return (iii)	(1.6)%	(42.5)%	28.0%	6.2%	15.8%	2.0%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$112,216	$136,464	$224,617	$157,185	$157,205	$166,720
Ratio of gross expenses to average net assets	1.64%	1.30%	1.34%	1.21%	1.37%	1.34%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.64%	1.30%	1.34%	1.21%	1.37%	1.34%
Ratio of net investment income to average net assets	0.49%	(0.10)%	(0.08)%	(0.14)%	0.05%	(0.72)%
Portfolio turnover rate	61.89%	181.48%	171.78%	322.94%	249.17%	191.13%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGECAP GROWTH FUND

	Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.42	$12.99	$10.22	$9.70	$8.44	$8.33
Net investment loss(ii)	(0.01)	(0.09)	(0.09)	(0.09)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.13)	(5.48)	2.86	0.61	1.33	0.24
Total from investment operations	(0.14)	(5.57)	2.77	0.52	1.26	0.11
Net asset value, end of period	$7.28	$7.42	$12.99	$10.22	$9.70	$8.44
Total return (iii)	(1.9)%	(42.9)%	27.1%	5.4%	14.9%	1.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$86,358	$94,253	$206,695	$221,298	$260,786	$279,963
Ratio of gross expenses to average net assets	2.29%	2.05%	2.10%	1.96%	2.12%	2.09%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.29%	2.05%	2.10%	1.96%	2.12%	2.09%
Ratio of net investment income to average net assets	(0.17)%	(0.87)%	(0.81)%	0.91%	(0.72)%	(1.46)%
Portfolio turnover rate	61.89%	181.48%	171.78%	322.94%	249.17%	191.13%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER LARGECAP GROWTH FUND

	Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$7.42	$12.98	$10.21	$9.69	$8.43	$8.33
Net investment loss(ii)	(0.01)	(0.09)	(0.09)	(0.09)	(0.07)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.13)	(5.47)	2.86	0.61	1.33	0.23
Total from investment operations	(0.14)	(5.56)	2.77	0.52	1.26	0.10
Net asset value, end of period	$7.28	$7.42	$12.98	$10.21	$9.69	$8.43
Total return (iii)	(1.9)%	(42.8)%	27.1%	5.4%	15.0%	1.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,160	$25,902	$44,993	$40,151	$39,620	$42,196
Ratio of gross expenses to average net assets	2.34%	2.05%	2.09%	1.96%	2.12%	2.09%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.34%	2.05%	2.09%	1.96%	2.12%	2.09%
Ratio of net investment income to average net assets	(0.21)%	(0.86)%	(0.82)%	(0.90)%	(0.72)%	(1.47)%
Portfolio turnover rate	61.89%	181.48%	171.78%	322.94%	249.17%	191.13%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MIDCAP GROWTH FUND

	Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$4.26	$11.36	$8.93	$9.15	$7.89	$7.57
Net investment loss(ii)	(0.01)	(0.05)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	0.08	(5.23)	3.46	0.85	1.34	0.40
Total from investment operations	0.07	(5.28)	3.39	0.78	1.26	0.32
Distributions from net realized gains	—	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of period	$4.33	$4.26	$11.36	$8.93	$9.15	$7.89
Total return (iii)	1.4%	(54.9)%	41.6%	8.9%	16.0%	4.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$185,710	$197,507	$445,903	$318,934	$318,423	$276,076
Ratio of gross expenses to average net assets	1.56%	1.30%	1.33%	1.23%	1.36%	1.34%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.56%	1.30%	1.33%	1.23%	1.36%	1.34%
Ratio of net investment income to average net assets	(0.67)%	(0.67)%	(0.69)%	(0.77)%	(0.96)%	(1.08)%
Portfolio turnover rate	174.75%	328.95%	279.32%	272.41%	239.32%	210.18%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER MIDCAP GROWTH FUND

	Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$3.66	$10.09	$8.09	$8.43	$7.33	$7.08
Net investment loss(ii)	(0.02)	(0.09)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	0.05	(4.52)	3.08	0.78	1.24	0.38
Total from investment operations	0.03	(4.61)	2.96	0.66	1.10	0.25
Distributions from net realized gains	—	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of period	$3.69	$3.66	$10.09	$8.09	$8.43	$7.33
Total return (iii)	1.1%	(55.2)%	40.5%	8.2%	15.0%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$58,598	$69,142	$218,783	$212,286	$260,986	$276,982
Ratio of gross expenses to average net assets	2.41%	2.04%	2.08%	1.98%	2.11%	2.09%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.41%	2.04%	2.08%	1.98%	2.11%	2.09%
Ratio of net investment income to average net assets	(1.51)%	(1.42)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%
Portfolio turnover rate	174.75%	328.95%	279.32%	272.41%	239.32%	210.18%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MIDCAP GROWTH FUND

	Class C
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$3.64	$10.07	$8.07	$8.41	$7.31	$7.06
Net investment loss(ii)	(0.02)	(0.10)	(0.12)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	0.06	(4.51)	3.08	0.78	1.24	0.38
Total from investment operations	0.04	(4.61)	2.96	0.66	1.10	0.25
Distributions from net realized gains	—	(1.82)	(0.96)	(1.00)	—	—
Net asset value, end of period	$3.68	$3.64	$10.07	$8.07	$8.41	$7.31
Total return (iii)	0.8%	(55.3)%	40.6%	8.2%	15.1%	3.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$31,830	$36,582	$84,846	$69,063	$72,985	$70,677
Ratio of gross expenses to average net assets	2.41%	2.05%	2.08%	1.98%	2.11%	2.09%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.41%	2.05%	2.08%	1.98%	2.11%	2.09%
Ratio of net investment income to average net assets	(1.51)%	(1.42)%	(1.43)%	(1.52)%	(1.71)%	(1.83)%
Portfolio turnover rate	174.75%	328.95%	279.32%	272.41%	239.32%	210.18%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER SMIDCAP GROWTH FUND

	Class A
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.72	$18.16	$13.92	$12.23	$10.46	$9.97
Net investment loss(ii)	(0.04)	(0.14)	(0.12)	(0.14)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	0.06	(8.04)	5.05	2.58	2.71	0.62
Total from investment operations	0.02	(8.18)	4.93	2.44	2.58	0.49
Distributions from net realized gains	—	(0.26)	(0.69)	(0.75)	(0.81)	—
Net asset value, end of period	$9.74	$9.72	$18.16	$13.92	$12.23	$10.46
Total return (iii)	0.2%	(45.6)%	37.0%	20.8%	25.7%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$303,376	$299,644	$280,672	$33,419	$14,389	$10,827
Ratio of gross expenses to average net assets	1.50%	1.34%	1.34%	1.68%	1.67%	1.67%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	(0.18)%	(0.18)%	(0.17)%	(0.14)%
Ratio of net expenses to average net assets	1.50%	1.34%	1.34%	1.50%	1.50%	1.53%
Ratio of net investment income to average net assets	(0.99)%	(0.95)%	(0.80)%	(1.02)%	(1.13)%	(1.21)%
Portfolio turnover rate	39.05%	68.50%	64.72%	80.64%	80.54%	101.16%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMIDCAP GROWTH FUND

	Class B
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.23	$17.39	$13.44	$11.92	$10.27	$9.87
Net investment loss(ii)	(0.08)	(0.24)	(0.23)	(0.23)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	0.05	(7.66)	4.87	2.50	2.66	0.60
Total from investment operations	(0.03)	(7.90)	4.64	2.27	2.46	0.40
Distributions from net realized gains	—	(0.26)	(0.69)	(0.75)	(0.81)	—
Net asset value, end of period	$9.20	$9.23	$17.39	$13.44	$11.92	$10.27
Total return (iii)	(0.3)%	(46.1)%	36.1%	19.8%	25.0%	4.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,154	$8,717	$16,285	$7,251	$3,262	$2,291
Ratio of gross expenses to average net assets	2.40%	2.13%	2.15%	2.43%	2.42%	2.45%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	(0.18)%	(0.17)%	(0.18)%
Ratio of net expenses to average net assets	2.40%	2.13%	2.15%	2.25%	2.25%	2.27%
Ratio of net investment income to average net assets	(1.89)%	(1.74)%	(1.58)%	(1.77)%	(1.88)%	(1.95)%
Portfolio turnover rate	39.05%	68.50%	64.72%	80.64%	80.54%	101.16%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER SMIDCAP GROWTH FUND

	Class C
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.24	$17.40	$13.45	$11.92	$10.27	$9.86
Net investment loss(ii)	(0.08)	(0.23)	(0.23)	(0.23)	(0.20)	(0.20)
Net realized and unrealized gain (loss) on investments	0.05	(7.67)	4.87	2.51	2.66	0.61
Total from investment operations	(0.03)	(7.90)	4.64	2.28	2.46	0.41
Distributions from net realized gains	—	(0.26)	(0.69)	(0.75)	(0.81)	—
Net asset value, end of period	$9.21	$9.24	$17.40	$13.45	$11.92	$10.27
Total return (iii)	(0.3)%	(46.0)%	36.0%	19.9%	25.0%	4.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,246	$40,849	$46,775	$11,940	$1,960	$1,345
Ratio of gross expenses to average net assets	2.39%	2.07%	2.12%	2.42%	2.41%	2.43%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	(0.17)%	(0.16)%	(0.15)%
Ratio of net expenses to average net assets	2.39%	2.07%	2.12%	2.25%	2.25%	2.28%
Ratio of net investment income to average net assets	(1.88)%	(1.68)%	(1.55)%	(1.79)%	(1.88)%	(1.95)%
Portfolio turnover rate	39.05%	68.50%	64.72%	80.64%	80.54%	101.16%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMIDCAP GROWTH FUND

	Class I
			From
			8/6/2007
			(commencement
	Six months		of
	ended	Year ended	operations) to
	4/30/2009(i)	10/31/2008	10/31/2007(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$9.75	$18.21	$15.64
Net investment loss(iii)	(0.03)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	0.06	(8.08)	2.59
Total from investment operations	0.03	(8.20)	2.57
Distributions from net realized gains	—	(0.26)	—
Net asset value, end of period	$9.78	$9.75	$18.21
Total return (iv)	0.2%	(45.6)%	16.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$100,785	$71,108	$3,007
Ratio of gross expenses to average net assets	1.26%	1.24%	2.35%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	(1.10)%
Ratio of net expenses to average net assets	1.26%	1.24%	1.25%
Ratio of net investment income to average net assets	(0.74)%	(0.87)%	(0.94)%
Portfolio turnover rate	39.05%	68.50%	64.72%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)       Amount was computed based on average shares outstanding during the period.

(iv)      Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH FUND

	Class A
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$4.37	$8.02	$6.31	$5.21	$4.18	$3.95
Net investment loss(ii)	(0.02)	(0.07)	(0.07)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments	0.08	(3.58)	1.78	1.15	1.09	0.29
Total from investment operations	0.06	(3.65)	1.71	1.10	1.03	0.23
Net asset value, end of period	$4.43	$4.37	$8.02	$6.31	$5.21	$4.18
Total return (iii)	1.4%	(45.5)%	27.1%	21.1%	24.6%	5.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$232,994	$258,783	$482,318	$221,019	$110,329	$82,891
Ratio of gross expenses to average net assets	1.65%	1.38%	1.41%	1.37%	1.62%	1.69%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.65%	1.38%	1.41%	1.37%	1.62%	1.69%
Ratio of net investment income to average net assets	(1.17)%	(1.09)%	(0.97)%	(0.91)%	(1.19)%	(1.47)%
Portfolio turnover rate	38.21%	62.37%	73.54%	83.72%	104.30%	128.79%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALLCAP GROWTH FUND

	Class B
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$3.94	$7.28	$5.77	$4.80	$3.88	$3.70
Net investment loss(ii)	(0.04)	(0.11)	(0.11)	(0.09)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.08	(3.23)	1.62	1.06	1.00	0.27
Total from investment operations	0.04	(3.34)	1.51	0.97	0.92	0.18
Net asset value, end of period	$3.98	$3.94	$7.28	$5.77	$4.80	$3.88
Total return (iii)	1.0%	(45.9)%	26.2%	20.2%	23.7%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,359	$23,783	$57,488	$57,928	$61,499	$70,304
Ratio of gross expenses to average net assets	2.58%	2.13%	2.16%	2.14%	2.36%	2.43%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.58%	2.13%	2.16%	2.14%	2.36%	2.43%
Ratio of net investment income to average net assets	(2.10)%	(1.84)%	(1.70)%	(1.66)%	(1.94)%	(2.21)%
Portfolio turnover rate	38.21%	62.37%	73.54%	83.72%	104.30%	128.79%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER SMALLCAP GROWTH FUND

	Class C
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$3.95	$7.29	$5.78	$4.81	$3.88	$3.70
Net investment loss(ii)	(0.04)	(0.11)	(0.11)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	0.08	(3.23)	1.62	1.06	1.02	0.27
Total from investment operations	0.04	(3.34)	1.51	0.97	0.93	0.18
Net asset value, end of period	$3.99	$3.95	$7.29	$5.78	$4.81	$3.88
Total return (iii)	1.3%	(45.8)%	26.1%	20.2%	24.0%	4.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,098	$18,798	$46,939	$17,580	$5,106	$4,669
Ratio of gross expenses to average net assets	2.56%	2.13%	2.16%	2.12%	2.37%	2.44%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.56%	2.13%	2.16%	2.12%	2.37%	2.44%
Ratio of net investment income to average net assets	(2.08)%	(1.84)%	(1.72)%	(1.66)%	(1.95)%	(2.21)%
Portfolio turnover rate	38.21%	62.37%	73.54%	83.72%	104.30%	128.79%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH OPPORTUNITIES FUND

	Class A		Class C		Class I
		From		From		From
		3/3/2008		3/3/2008		3/3/2008
		(commencement		(commencement		(commencement
	Six months	of	Six months	of	Six months	of
	ended	operations) to	ended	operations) to	ended	operations) to
	4/30/2009(i)	10/31/2008(ii)	4/30/2009(i)	10/31/2008(ii)	4/30/2009(i)	10/31/2008(ii)
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$6.55	$10.00	$6.51	$10.00	$6.55	$10.00
Net investment loss(iii)	(0.03)	(0.06)	(0.05)	(0.09)	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.03	(3.39)	0.03	(3.40)	0.03	(3.40)
Total from investment operations	0.00	(3.45)	(0.02)	(3.49)	0.01	(3.45)
Net asset value, end of period	$6.55	$6.55	$6.49	$6.51	$6.56	$6.55
Total return (iv)	0.0%	(34.5)%	(0.3)%	(34.9)%	0.2%	(34.5)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,548	$2,266	$1,106	$895	$1,318	$1,259
Ratio of gross expenses to average net assets	3.25%	3.14%	4.02%	3.88%	3.00%	3.05%
Ratio of expense reimbursements to average net assets	(1.75)%	(1.64)%	(1.77)%	(1.63)%	(1.75)%	(1.80)%
Ratio of net expenses to average net assets	1.50%	1.50%	2.25%	2.25%	1.25%	1.25%
Ratio of net investment income to average net assets	(1.04)%	1.11%	(1.79)%	(1.85)%	(0.79)%	(0.83)%
Portfolio turnover rate	35.86%	27.80%	35.86%	27.80%	35.86%	27.80%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii)       Amount was computed based on average shares outstanding during the period.

(iv)      Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER HEALTH SCIENCES FUND

	Class A
	Six months ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$13.65	$19.94	$18.17	$16.24	$13.29	$11.91
Net investment loss(ii)	(0.03)	(0.09)	(0.08)	(0.07)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.12)	(4.71)	2.72	2.35	3.76	1.75
Total from investment operations	(0.15)	(4.80)	2.64	2.28	3.65	1.61
Distributions from net realized gains	—	(1.49)	(0.87)	(0.35)	(0.70)	(0.23)
Net asset value, end of period	$13.50	$13.65	$19.94	$18.17	$16.24	$13.29
Total return (iii)	(1.2)%	(26.0)%	15.3%	14.3%	28.3%	13.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$155,881	$180,210	$193,165	$116,165	$50,581	$15,106
Ratio of gross expenses to average net assets	1.46%	1.31%	1.35%	1.35%	1.53%	1.69%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	(0.03)%	(0.14)%
Ratio of net expenses to average net assets	1.46%	1.31%	1.35%	1.35%	1.50%	1.55%
Ratio of net investment income to average net assets	(0.49)%	(0.54)%	(0.42)%	(0.40)%	(0.77)%	(1.04)%
Portfolio turnover rate	107.08%	202.86%	183.27%	168.87%	127.78%	202.79%

(i)             Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)          Amount was computed based on average shares outstanding during the period.

(iii)       Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER HEALTH SCIENCES FUND

	Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.92	$19.10	$17.56	$15.83	$13.05	$11.78
Net investment loss(ii)	(0.08)	(0.21)	(0.20)	(0.19)	(0.22)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.12)	(4.48)	2.61	2.27	3.70	1.74
Total from investment operations	(0.20)	(4.69)	2.41	2.08	3.48	1.50
Distributions from net realized gains	—	(1.49)	(0.87)	(0.35)	(0.70)	(0.23)
Net asset value, end of period	$12.72	$12.92	$19.10	$17.56	$15.83	$13.05
Total return (iii)	(1.6)%	(26.6)%	14.5%	13.3%	27.5%	12.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,558	$16,677	$22,605	$22,995	$16,244	$7,939
Ratio of gross expenses to average net assets	2.33%	2.06%	2.10%	2.10%	2.27%	2.42%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	(0.02)%	(0.14)%
Ratio of net expenses to average net assets	2.33%	2.06%	2.10%	2.10%	2.25%	2.29%
Ratio of net investment income to average net assets	(1.36)%	(1.29)%	(1.16)%	(1.15)%	(1.52)%	(1.78)%
Portfolio turnover rate	107.08%	202.86%	183.27%	168.87%	127.78%	202.79%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER HEALTH SCIENCES FUND

	Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$12.92	$19.09	$17.56	$15.82	$13.05	$11.78
Net investment loss(ii)	(0.08)	(0.21)	(0.20)	(0.19)	(0.22)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.11)	(4.47)	2.60	2.28	3.69	1.74
Total from investment operations	(0.19)	(4.68)	2.40	2.09	3.47	1.50
Distributions from net realized gains	—	(1.49)	(0.87)	(0.35)	(0.70)	(0.23)
Net asset value, end of period	$12.73	$12.92	$19.09	$17.56	$15.82	$13.05
Total return (iii)	(1.6)%	(26.6)%	14.4%	13.4%	27.4%	12.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$63,023	$70,255	$69,618	$45,947	$25,251	$3,740
Ratio of gross expenses to average net assets	2.23%	2.06%	2.10%	2.12%	2.29%	2.43%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	(0.01)%	(0.04)%	(0.15)%
Ratio of net expenses to average net assets	2.23%	2.06%	2.10%	2.11%	2.25%	2.29%
Ratio of net investment income to average net assets	(1.26)%	(1.30)%	(1.16)%	(1.15)%	(1.52)%	(1.78)%
Portfolio turnover rate	107.08%	202.86%	183.27%	168.87%	127.78%	202.79%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER BALANCED FUND

	Class A
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.97	$24.71	$21.15	$20.29	$18.58	$18.29
Net investment income(ii)	0.18	0.35	0.29	0.23	0.22	0.10
Net realized and unrealized gain (loss) on investments	(0.11)	(7.76)	3.57	0.84	1.70	0.36
Total from investment operations	0.08	(7.41)	3.86	1.07	1.92	0.46
Dividends from net investment income	(0.41)	(0.33)	(0.30)	(0.21)	(0.21)	(0.17)
Net asset value, end of period	$16.64	$16.97	$24.71	$21.15	$20.29	$18.58
Total return (iii)	0.6%	(30.4)%	18.5%	5.3%	10.4%	2.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$31,273	$31,102	$35,789	$43,224	$53,415	$68,646
Ratio of gross expenses to average net assets	1.54%	1.33%	1.33%	1.32%	1.31%	1.26%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.09)%	(0.08)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.45%	1.24%	1.25%	1.32%	1.31%	1.26%
Ratio of net investment income to average net assets	2.32%	1.60%	1.26%	1.15%	1.15%	0.52%
Portfolio turnover rate	52.79%	78.04%	139.18%	271.30%	218.75%	167.72%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER BALANCED FUND

	Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.61	$24.16	$20.66	$19.81	$18.13	$17.86
Net investment income (loss)(ii)	0.11	0.18	0.12	0.08	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(0.10)	(7.60)	3.50	0.82	1.65	0.34
Total from investment operations	0.01	(7.42)	3.62	0.90	1.73	0.30
Dividends from net investment income	(0.18)	(0.13)	(0.12)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$16.44	$16.61	$24.16	$20.66	$19.81	$18.13
Total return (iii)	0.1%	(30.9)%	17.6%	4.5%	9.6%	1.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,749	$20,762	$53,928	$67,170	$86,647	$114,387
Ratio of gross expenses to average net assets	2.40%	2.07%	2.07%	2.07%	2.06%	2.01%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.09)%	(0.08)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.31%	1.98%	1.99%	2.07%	2.06%	2.01%
Ratio of net investment income to average net assets	1.46%	0.81%	0.53%	0.40%	0.41%	(0.23)%
Portfolio turnover rate	52.79%	78.04%	139.18%	271.30%	218.75%	167.72%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER BALANCED FUND

	Class C
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$16.66	$24.26	$20.75	$19.90	$18.21	$17.93
Net investment income (loss)(ii)	0.12	0.18	0.12	0.08	0.08	(0.04)
Net realized and unrealized gain (loss) on investments	(0.10)	(7.63)	3.52	0.82	1.66	0.35
Total from investment operations	0.02	(7.45)	3.64	0.90	1.74	0.31
Dividends from net investment income	(0.24)	(0.15)	(0.13)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$16.44	$16.66	$24.26	$20.75	$19.90	$18.21
Total return (iii)	0.2%	(30.9)%	17.6%	4.5%	9.5%	1.7%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,755	$11,057	$17,079	$22,357	$25,421	$34,840
Ratio of gross expenses to average net assets	2.35%	2.07%	2.06%	2.07%	2.06%	2.01%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.09)%	(0.08)%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.26%	1.98%	2.06%	2.07%	2.06%	2.01%
Ratio of net investment income to average net assets	1.52%	0.84%	0.53%	0.41%	0.42%	(0.23)%
Portfolio turnover rate	52.79%	78.04%	139.18%	271.30%	218.75%	167.72%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

ALGER CONVERTIBLE FUND

	Class A(i)
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(ii)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$15.03	$28.45	$28.43	$26.67	$25.73	$24.62
Net investment income(iii)	0.34	0.58	0.70	0.66	0.79	0.86
Net realized and unrealized gain (loss) on investments	0.26	(11.38)	1.61	2.22	1.23	1.27
Total from investment operations	0.60	(10.80)	2.31	2.88	2.02	2.13
Dividends from net investment income	(0.45)	(0.85)	(1.16)	(1.12)	(1.08)	(1.02)
Distributions from net realized gains	—	(1.77)	(1.13)	—	—	—
Net asset value, end of period	$15.18	$15.03	$28.45	$28.43	$26.67	$25.73
Total return (iv)	4.2%	(40.7)%	9.4%	11.8%	8.5%	9.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,465	$33,598	$63,624	$63,573	$59,624	$57,542
Ratio of gross expenses to average net assets	1.72%	1.27%	1.09%	1.20%	1.11%	1.11%
Ratio of expense reimbursements to average net assets	(0.38)%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.34%	1.27%	1.09%	1.20%	1.11%	1.11%
Ratio of net investment income to average net assets	4.70%	2.46%	2.51%	2.41%	2.99%	3.37%
Portfolio turnover rate	42.03%	98.38%	134.32%	96.37%	58.54%	26.29%

(i) Commenced operations on January 9, 2009. Financial highlights prior to January 9, 2009 are that of its predecessor fund, Castle Convertible Fund, Inc.

(ii) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(iii) Amount was computed based on average shares outstanding during the period.

(iv) Does not reflect the effect of sales charges.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MONEY MARKET FUND

	Class B
	Six months
	ended	Year ended	Year ended	Year ended	Year ended	Year ended
	4/30/2009(i)	10/31/2008	10/31/2007	10/31/2006	10/31/2005	10/31/2004
INCOME FROM INVESTMENT OPERATIONS
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income(ii)	0.00	0.02	0.04	0.04	0.02	0.00
Dividends from net investment income	0.00	(0.02)	(0.04)	(0.04)	(0.02)	0.00
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (iii)	0.0%	1.9%	4.3%	3.8%	1.9%	0.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,813	$56,395	$54,207	$55,068	$61,570	$80,528
Ratio of gross expenses to average net assets	0.89%	0.84%	0.88%	0.90%	0.90%	0.77%
Ratio of expense reimbursements to average net assets	(0.36)%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	0.53%	0.84%	0.88%	0.90%	0.90%	0.77%
Ratio of net investment income to average net assets	0.09%	1.93%	4.20%	3.78%	1.84%	0.37%

(i) Unaudited. Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii) Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of sales charges.

See Notes to Financial Statements.

(This page has been intentionally left blank.)

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in ten funds— Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund, SMidCap Growth Fund (formerly known as the Alger SmallCap and MidCap Growth Fund), SmallCap Growth Fund, Growth Opportunities Fund, Health Sciences Fund, Balanced Fund, Convertible Fund, and Money Market Fund (collectively, the “Funds” or individually, each a “Fund”). The Capital Appreciation Fund, LargeCap Growth Fund, MidCap Growth Fund, SMidCap Growth Fund, SmallCap Growth Fund, Growth Opportunities Fund and Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund and Convertible Funds’ investment objectives are current income and long-term capital appreciation which they seeks to achieve through investing in equity and fixed income securities. The Money Market Fund’s investment objective is high current income which it seeks to achieve by investing in short-term instruments.

Each Fund offers one or more the following Shares Classes: Class A, B, C, and I. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I shares that are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except each share class bears the cost for its plan of distribution and transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Funds, other than the Money Market Fund, are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The investments of the Money Market Fund, and short-term securities held by the other Funds having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

Effective November 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as a price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                       Level 1 — quoted prices in active markets for identical securities

•                       Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                       Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (the “1940 Act”). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds’ investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger Capital Appreciation Fund
Investments in securities	$497,496,462	$495,888,515	$1,607,947	$—
Total	$497,496,462	$495,888,515	$1,607,947	$—

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

DESCRIPTION (continued)	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger LargeCap Growth Fund
Investments in securities	$220,003,826	$220,003,826	$—	$—
Total	$220,003,826	$220,003,826	$—	$—
Alger MidCap Growth Fund
Investments in securities	$279,696,215	$275,534,169	$4,162,046	$—
Total	$279,696,215	$275,534,169	$4,162,046	$—
Alger SMidCap Growth Fund
Investments in securities	$454,185,730	$454,185,730	$—	$—
Total	$454,185,730	$454,185,730	$—	$—
Alger SmallCap Growth Fund
Investments in securities	$273,879,792	$273,879,792	$—	$—
Total	$273,879,792	$273,879,792	$—	$—
Alger Growth Opportunities Fund
Investments in securities	$6,119,298	$6,119,298	$—	$—
Total	$6,119,298	$6,119,298	$—	$—
Alger Health Sciences Fund
Investments in securities	$230,724,400	$230,724,400	$—	$—
Total	$230,724,400	$230,724,400	$—	$—
Alger Balanced Fund
Investments in securities	$56,352,216	$29,817,356	$26,534,860	$—
Total	$56,352,216	$29,817,356	$26,534,860	$—
Alger Convertible Fund
Investments in securities	$21,190,405	$6,127,023	$15,063,382	$—
Total	$21,190,405	$6,127,023	$15,063,382	$—
Alger Money Market Fund
Investments in securities	$51,295,080	$7,284,846	$44,010,234	$—
Total	$51,295,080	$7,284,846	$44,010,234	$—

(b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) Foreign Currency Translations: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

investments in securities are included in realized and unrealized gain or loss on investments in the Statements of Operations.

(d) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing call and put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. There was no option transactions during the six-months ended April 30, 2009.

(e) Lending of Fund Securities: The Funds may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. There were no securities on loan during the six-months ended April 30, 2009.

(f) Dividends to Shareholders: Dividends payable to shareholders are recorded on the ex-dividend date.

The Money Market Fund declares dividends daily from net investment income and such dividends are paid monthly. The Convertible Fund declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Funds are declared and paid annually.

With respect to all Funds, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each class is treated separately in determining the amounts of dividends of net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, foreign currency transactions and premium/discount of debt securities. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds’ capital accounts on a tax basis.

(g) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.

The Funds have adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (‘FIN 48”). FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds file income tax returns in the US Federal jurisdiction, as well as the New York State and New York City jurisdictions. Based upon their review of tax positions for the Funds’ open tax years of 2005-2008 in these jurisdictions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended April 30, 2009.

(h) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, other than the Money Market Fund and Convertible Fund, are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.

(i) Indemnification: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust’s maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

(j) Estimate: These financial statements have been prepared in accordance with U.S. generally accepted accounting principles, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. These unaudited interim financial statements reflect all adjustments which are, in the

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

opinion of management, necessary to a fair statement of results for the interim period presented. All such adjustments are of a normal recurring nature.

NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory and Administration Fees: Fees incurred by each Fund, pursuant to the provisions of its Investment Advisory Agreement and its Administration Agreement with Fred Alger Management, Inc. (Alger Management), are payable monthly and computed based on the value of the average daily net assets of each Fund, at the following rates:

		Administration
	Advisory Fee	Fee
Capital Appreciation Fund	.81%	.0275%
LargeCap Growth Fund	.71	.0275
MidCap Growth Fund	.76	.0275
SMidCap Fund	.81	.0275
SmallCap Growth Fund	.81	.0275
Growth Opportunities Fund	.85	.0275
Health Sciences Fund	.81	.0275
Balanced Fund	.71	.0275
Convertible Fund	.71	.0275
Money Market Fund	.46	.0275

Alger Management has established an expense cap for the Growth Opportunities Fund effective March 3, 2008 and the Convertible Fund effective January 9, 2009. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.25% of average daily net assets for Class I shares, 1.50% of average daily net assets for Class A shares and 2.25% of average daily net assets for Class C shares, for the Growth Opportunities Fund; and 1.24% of average daily net assets for Class A for the Convertible Fund. Alger Management has contractually agreed to extend each expense cap through February 28, 2010. As part of the settlement with the New York Attorney General (see Note 8—Litigation) Alger Management has agreed to reduce its advisory fee through November 30, 2011, to 0.62% for the Alger Balanced Fund. Alger Management had capped the expenses of the Class I shares of the SMidCap Fund at 1.25% through February 28, 2009. For the period ended April 30, 2009, Alger Management reimbursed the SMidCap Fund, Balanced Fund, Convertible Fund, and the Growth Opportunities Fund $1,194, $25,100, $51,425 and $41,015, respectively.

(b) Distribution Fees:

Class A Shares: The Class A shares of each Fund, other than the Money Market Fund, has adopted a distribution plan pursuant to which each Fund pays Fred Alger & Company, Incorporated, the Fund’s distributor (the “Distributor” or “Alger Inc.”) and an affiliate of Alger Management, a fee at the annual rate of .25% of the respective average daily net assets of the Class A shares of the designated Fund to compensate the Distributor for its

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

activities and expenses incurred in distributing the Class A shares. Fees charged may be more or less than the expenses incurred by the Distributor.

Class B Shares: The Trust has adopted an Amended and Restated Plan of Distribution pursuant to which Class B shares of each Fund, other than the Money Market Fund and the Convertible Fund, reimburse the Distributor for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares, and shareholder servicing, not to exceed an annual rate of 1% of the respective average daily net assets of the Class B shares of the designated Funds. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Funds, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of April 30, 2009, such excess carried forward was approximately $20,414,000, $16,843,000, $10,948,000, $648,000, $14,765,000, $1,516,000, and $4,055,000 for Class B shares of the Capital Appreciation Fund, LargeCap Growth Fund, the MidCap Growth Fund, the SMidCap Growth Fund, the SmallCap Growth Fund, the Health Sciences Fund and the Balanced Fund, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund, other than the Money Market Fund and the Convertible Fund, pay the Distributor a fee at the annual rate of 1% of the respective average daily net assets of the Class C shares of the designated Fund to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares and shareholder servicing. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) Sales Charges: Purchases and sales of shares of the Funds, other than the Money Market Fund, may be subject to initial sales charges or contingent deferred sales charges. For the six months ended April 30, 2009, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $8,808 and $300,507, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Trust.

(d) Brokerage Commissions: During the six months ended April 30, 2009, the Capital Appreciation Fund, LargeCap Growth Fund, the MidCap Growth Fund, the SMidCap Growth Fund, the SmallCap Growth Fund, the Growth Opportunities Fund, the Health Sciences Fund, the Balanced Fund and the Convertible Fund paid the Distributor commissions of $1,447,645, $218,998, $817,422, $358,058, $194,672, $3,798, $313,146, 18,364 and $0 respectively, in connection with securities transactions.

(e) Shareholder Administrative Fees and Expenses: The Trust has entered into a shareholder administrative services agreement with Alger Management to compensate Alger Management on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Funds (“BFDS”) and other related services. During the six months ended April 30, 2009, the Capital Appreciation Fund, LargeCap Growth Fund, the MidCap Growth Fund, the SMidCap Growth Fund, the

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

SmallCap Growth Fund, the Growth Opportunities Fund, the Health Sciences Fund, the Balanced Fund, the Convertible Fund and the Money Market Fund incurred fees of $102,253, $54,141, $58,825, $57,032, $68,545, $838, $32,405, $14,962, $2,140 and $9,936, respectively, for these services provided by Alger Management which are included in the transfer agent fees and expenses in the Statement of Operations.

(f) Trustee Fees: Each Fund pays each Trustee who is not affiliated with Alger Management or its affiliates $500 for each meeting attended, to a maximum of $2,000 per annum. The Chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional $50 from each Fund for each audit committee meeting attended, to a maximum of $200 per annum.

(g) Other Transactions With Affiliates: Certain trustees and officers of the Trust are directors and officers of Alger Management and the Distributor. At April 30, 2009 Alger Management and its affiliates owned 200,000 shares and 445,226 shares of the Growth Opportunities Fund and the Convertible Fund, respectively.

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Trust, other than short-term securities, for the six months ended April 30, 2009:

	PURCHASES	SALES
Capital Appreciation Fund	$899,123,426	$881,820,325
LargeCap Growth Fund	127,951,288	148,708,642
MidCap Growth Fund	446,763,559	469,411,072
SMidCap Growth Fund	190,815,980	149,081,430
SmallCap Growth Fund	94,256,324	114,453,191
Growth Opportunities Fund	3,210,099	1,638,136
Health Sciences Fund	232,950,340	236,140,510
Balanced Fund	29,246,659	33,318,945
Convertible Fund	10,086,877	17,604,239

NOTE 5 — Borrowing:

The Funds may borrow from their custodian on an uncommitted basis. For the six months ended April 30, 2009, the Funds had the following borrowings:

	AVERAGE BORROWING	WEIGHTED AVERAGE INTEREST RATE
LargeCap Growth Fund	$75,309	3.92%
MidCap Growth Fund	109,522	3.23
Balanced Fund	1,949	2.46
Convertible Fund	82,846	2.52

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 6 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into ten series. Each series, other than the Money Market Fund, is divided into separate classes. The transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED		FOR THE YEAR ENDED
	APRIL 30, 2009		OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER CAPITAL APPRECIATION FUND
Class A:
Shares sold	6,447,400	$54,284,542	30,688,427	$421,895,171
Shares converted from Class B	808,944	6,812,865	4,135,225	57,411,010
Shares redeemed	(9,531,120)	(78,063,661)	(20,331,242)	(261,986,380)
Net increase (decrease)	(2,274,776)	$(16,966,254)	14,492,410	$217,319,801
Class B:
Shares sold	568,347	$4,271,820	1,052,684	$13,288,553
Shares converted to Class A	(890,590)	(6,812,865)	(4,525,994)	(57,411,010)
Shares redeemed	(909,507)	(6,741,561)	(2,475,315)	(30,398,380)
Net decrease	(1,231,750)	$(9,282,606)	(5,948,625)	$(74,520,837)
Class C:
Shares sold	1,031,312	$7,857,913	4,390,615	$55,580,080
Shares redeemed	(1,536,904)	(11,473,228)	(2,240,633)	(25,469,531)
Net increase (decrease)	(505,592)	$(3,615,315)	2,149,982	$30,110,549

ALGER LARGECAP GROWTH FUND
Class A:
Shares sold	830,597	$6,174,428	3,918,821	$48,835,718
Shares converted from Class B	837,805	6,146,140	2,732,162	34,470,946
Shares redeemed	(4,413,262)	(31,830,275)	(5,756,216)	(67,559,535)
Net increase (decrease)	(2,744,860)	$(19,509,707)	894,767	$15,747,129
Class B:
Shares sold	962,504	$6,304,262	1,481,679	$16,574,063
Shares converted to Class A	(926,104)	(6,146,140)	(3,003,198)	(34,470,946)
Shares redeemed	(880,477)	(5,812,731)	(1,689,263)	(18,457,546)
Net decrease	(844,077)	$(5,654,609)	(3,210,782)	$(36,354,429)
Class C:
Shares sold	232,297	$1,548,822	936,772	$10,530,897
Shares redeemed	(679,431)	(4,418,552)	(910,530)	(9,773,468)
Net increase (decrease)	(447,134)	$(2,869,730)	26,242	$757,429

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER MIDCAP GROWTH FUND
Class A:
Shares sold	6,953,549	$25,922,367	19,264,599	$154,422,686
Shares converted from Class B	1,340,483	5,082,545	3,344,356	26,745,623
Dividends reinvested	—	—	6,160,531	55,013,537
Shares redeemed	(11,701,885)	(43,367,364)	(21,680,397)	(163,800,751)
Net increase (decrease)	(3,407,853)	$(12,362,452)	7,089,089	$72,381,095
Class B:
Shares sold	1,316,925	$4,199,200	2,695,716	$19,197,260
Shares converted to Class A	(1,565,839)	(5,082,545)	(3,875,596)	(26,745,623)
Dividends reinvested	—	—	3,953,279	30,519,317
Shares redeemed	(2,804,606)	(8,941,622)	(5,537,667)	(36,421,834)
Net decrease	(3,053,520)	$(9,824,967)	(2,764,268)	$(13,450,880)
Class C:
Shares sold	856,322	$2,734,761	3,552,430	$25,659,419
Dividends reinvested	—	—	1,111,011	8,554,785
Shares redeemed	(2,252,440)	(7,141,692)	(3,054,399)	(20,159,417)
Net increase (decrease)	(1,396,118)	$(4,406,931)	1,609,042	$14,054,787

ALGER SMIDCAP GROWTH FUND
Class A:
Shares sold	9,066,239	$78,716,312	27,616,449	$411,849,534
Shares converted from Class B	27,921	244,567	75,163	1,125,434
Dividends reinvested	—	—	227,285	3,795,653
Shares redeemed	(8,767,741)	(73,798,695)	(12,553,653)	(174,238,731)
Net increase	326,419	$5,162,184	15,365,244	$242,531,890
Class B:
Shares sold	67,451	$557,054	260,015	$3,788,587
Shares converted to Class A	(29,462)	(244,567)	(78,859)	(1,125,434)
Dividends reinvested	—	—	11,073	176,722
Shares redeemed	(96,578)	(761,505)	(184,005)	(2,451,917)
Net increase (decrease)	(58,589)	$(449,018)	8,224	$387,958
Class C:
Shares sold	386,627	$3,182,189	2,491,253	$36,602,640
Dividends reinvested	—	—	37,339	596,308
Shares redeemed	(765,915)	(6,143,537)	(794,777)	(10,251,589)
Net increase (decrease)	(379,288)	$(2,961,348)	1,733,815	$26,947,359
Class I:
Shares sold	4,259,571	$36,815,276	8,381,926	$116,205,107
Dividends reinvested	—	—	8,416	140,887
Shares redeemed	(1,247,962)	(10,706,318)	(1,265,967)	(16,959,297)
Net increase	3,011,609	$26,108,958	7,124,375	$99,386,697

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER SMALLCAP GROWTH FUND
Class A:
Shares sold	8,028,254	$31,426,465	23,864,937	$152,346,069
Shares converted from Class B	403,003	1,582,263	945,212	6,469,017
Shares redeemed	(15,090,800)	(58,694,172)	(25,706,827)	(160,194,662)
Net decrease	(6,659,543)	$(25,685,444)	(896,678)	$(1,379,576)
Class B:
Shares sold	289,182	$1,026,469	416,017	$2,466,607
Shares converted to Class A	(44,967)	(1,582,263)	(1,043,358)	(6,469,017)
Shares redeemed	(1,162,249)	(2,626,716)	(1,228,103)	(6,982,851)
Net decrease	(918,034)	$(3,182,510)	(1,855,444)	$(10,985,261)
Class C:
Shares sold	296,921	$1,054,285	562,648	$3,420,596
Shares redeemed	(1,021,088)	(3,523,229)	(2,237,870)	(12,831,980)
Net decrease	(724,167)	$(2,468,944)	(1,675,222)	$(9,411,384)

ALGER GROWTH OPPORTUNITIES FUND(a)
Class A:
Shares sold	291,624	$1,688,704	388,223	$3,739,135
Shares redeemed	(95,803)	(542,253)	(42,001)	(368,157)
Net increase	195,821	$1,146,451	346,222	$3,370,978
Class C:
Shares sold	52,052	$296,687	144,925	$1,355,785
Shares redeemed	(18,916)	(108,116)	(7,479)	(60,146)
Net increase	33,136	$188,571	137,446	$1,295,369
Class I:
Shares sold	11,803	$66,332	203,595	$2,033,196
Shares redeemed	(2,901)	(16,608)	(11,553)	(99,854)
Net increase	8,902	$49,724	192,042	$1,933,342

ALGER HEALTH SCIENCES FUND
Class A:
Shares sold	2,082,978	$27,331,322	10,133,532	$177,539,270
Shares converted from Class B	22,867	303,599	70,414	1,224,661
Dividends reinvested	—	—	729,168	13,358,370
Shares redeemed	(3,763,422)	(48,696,214)	(7,412,025)	(121,795,387)
Net increase (decrease)	(1,657,577)	$(21,061,293)	3,521,089	$70,326,914
Class B:
Shares sold	104,308	$1,300,695	336,385	$5,571,789
Shares converted to Class A	(24,201)	(303,599)	(74,041)	(1,224,661)
Dividends reinvested	—	—	70,238	1,226,360
Shares redeemed	(148,241)	(1,811,785)	(225,192)	(3,540,625)
Net increase (decrease)	(68,134)	$(814,689)	107,390	$2,032,863
Class C:
Shares sold	395,291	$4,920,520	2,633,885	$44,101,363
Dividends reinvested	—	—	193,874	3,385,044
Shares redeemed	(882,736)	(10,741,495)	(1,034,730)	(16,044,671)
Net increase (decrease)	(487,445)	$(5,820,975)	1,793,029	$31,441,736

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
ALGER BALANCED FUND
Class A:
Shares sold	126,769	$2,024,727	342,416	$7,665,768
Shares converted from Class B	191,584	3,010,098	524,601	11,691,992
Dividends reinvested	30,967	490,827	12,404	289,641
Shares redeemed	(303,165)	(4,730,069)	(495,151)	(10,775,632)
Net increase	46,155	$795,583	384,270	$8,871,769
Class B:
Shares sold	46,581	$720,317	116,963	$2,464,226
Shares converted to Class A	(194,210)	(3,010,098)	(534,344)	(11,691,992)
Dividends reinvested	11,332	178,147	9,418	216,609
Shares redeemed	(156,181)	(2,424,051)	(574,145)	(12,393,791)
Net decrease	(292,478)	$(4,535,685)	(982,108)	$(21,404,948)
Class C:
Shares sold	29,595	$453,386	151,156	$3,257,441
Dividends reinvested	7,267	114,170	3,409	78,636
Shares redeemed	(107,236)	(1,650,676)	(195,087)	(4,027,923)
Net decrease	(70,374)	$(1,083,120)	(40,522)	$(691,846)

ALGER CONVERTIBLE FUND(b)
Class A:
Shares sold	3,441	$51,113	—	$—
Dividends reinvested	10,906	153,663	—	—
Shares redeemed	(836,263)	(12,064,734)	—	—
Net decrease	(821,916)	$(11,859,958)	—	$—

ALGER MONEY MARKET FUND
Class B:
Shares sold	16,576,810	$16,576,810	45,006,396	$45,006,396
Dividends reinvested	20,931	20,931	1,041,331	1,041,331
Shares redeemed	(21,180,213)	(21,180,213)	(43,859,566)	(43,859,566)
Net increase (decrease)	(4,582,472)	$(4,582,472)	2,188,161	$2,188,161

(a)          Initially offered March 3, 2008.

(b)         Initially offered January 9, 2009.

NOTE 7 — Tax Character of Distributions to Shareholders:

The tax character of distributions paid during the six months ended April 30, 2009 and the year ended October 31, 2008 was as follows:

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED	YEAR ENDED
	April 30, 2009	October 31, 2008
Capital Appreciation Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

LargeCap Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

MidCap Growth Fund
Distributions paid from:
Ordinary Income	—	$118,453,642
Long-term capital gain	—	6,427,983
Total distributions paid	—	$124,881,625

SMidCap Growth Fund
Distributions paid from:
Ordinary Income	—	89,941
Long-term capital gain	—	5,908,421
Total distributions paid	—	$5,998,362

SmallCap Growth Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

Growth Opportunities Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gain	—	—
Total distributions paid	—	—

Health Sciences Fund
Distributions paid from:
Ordinary Income	—	18,485,807
Long-term capital gain	—	5,125,250
Total distributions paid	—	$23,611,057

Balanced Fund
Distributions paid from:
Ordinary Income	$1,107,292	863,850
Long-term capital gain	—	—
Total distributions paid	$1,107,292	$863,850

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SIX MONTHS ENDED	YEAR ENDED
	April 30, 2009	October 31, 2008
Convertible Fund
Distributions paid from:
Ordinary Income	843,128	2,913,448
Long-term capital gain	—	2,949,284
Total distributions paid	$843,128	$5,862,732

Money Market Fund
Distributions paid from:
Ordinary Income	23,655	1,072,228
Long-term capital gain	—	—
Total distributions paid	$23,655	$1,072,228

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

CAPITAL APPRECIATION FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(194,309,743)

LARGECAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(114,628,188)

MIDCAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(172,229,404)

SMIDCAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(170,376,056)

SMALLCAP GROWTH FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	—

GROWTH OPPORTUNITIES FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(1,717,912)

HEALTH SCIENCES FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	$(42,727,822)

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

BALANCED FUND
Undistributed ordinary income	$886,452
Undistributed long-term gain	—
Unrealized appreciation	$(20,661,793)

CONVERTIBLE FUND
Undistributed ordinary income	$226,385
Undistributed long-term gain	—
Unrealized appreciation	$(13,837,331)

MONEY MARKET FUND
Undistributed ordinary income	$—
Undistributed long-term gain	—
Unrealized appreciation	—

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2008, the Funds, for federal income tax purposes, had capital loss carryforwards which expire as set forth in the table below. These amounts may be applied against future net realized gains until the earlier of their utilization or expiration.

EXPIRATION DATE

	2009	2010	2011	2012	2016	TOTAL
Capital Appreciation Fund	$131,767,356	$204,820,909	$—	—	$91,737,869	$428,326,134
LargeCap Growth Fund	—	$113,790,122	$21,526,122	—	$14,902,136	$150,218,380
MidCap Growth Fund	—	—	—	—	$100,647,826	$100,647,826
SMidCap Growth Fund	—	—	—	—	$62,488,808	$62,488,808
SmallCap Growth Fund	$5,314,206	$30,152,501	—	—	$26,656,278	$62,122,985
Growth Opportunities Fund	—	—	—	—	$435,210	$435,210
Health Sciences Fund	—	—	—	—	$$27,198,128	$27,198,128
Balanced Fund	—	$9,077,300	$2,892,067	—	$378,746	$12,348,113
Convertible Fund	—	—	—	—	$6,776,395	$6,776,395
Money Market Fund	$216,474	—	—	$640	—	$217,114

NOTE 8 — Litigation:

The Manager has responded to inquiries, document requests and/or subpoenas from various regulatory authorities in connection with their investigations of practices in the mutual fund industry identified as “market timing” and “late trading.” On October 11, 2006, the Manager, the Distributor and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General (“NYAG”). On January 18, 2007, the Securities and Exchange Commission (the “SEC”) approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The $40 million was paid into an SEC Fair Fund for distribution to investors.

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

On August 31, 2005, the West Virginia Securities Commissioner (the “WVSC”), in an exparte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the “WVUSA”), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager (the “Alger Mutual Funds”), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims were dismissed by the court, the class and derivative suits were settled in principle, but such settlement remains subject to court approval.

NOTE 9 — Recent Accounting Pronouncements:

On March 19, 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objective and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and believes that adoptions of FAS 161 will have no material impact on the Funds’ financial statements.

In April 2009, FASB issued a new Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Management is currently evaluating the impact the adoption of FSP FAS 157-4 will have on the Fund’s financial statements and related disclosures.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (“FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has

THE ALGER FUNDS |

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FAS 165 will have on the Fund’s financial statements and related disclosures.

NOTE 10 — Acquisition of the Castle Convertible Fund, Inc.:

On January 9, 2009, the Convertible Fund (the “Fund”) commenced operations by acquiring all the net assets of Castle Convertible Fund, Inc. (the “Acquired Fund”) pursuant to a plan of reorganization approved by the Fund’s shareholders on October 22, 2008. The acquisition was accomplished by a tax-free exchange of shares of the Fund, valued at $33,879,112, for 2,236,000 shares of Acquired Fund outstanding on January 9, 2009. Acquired Fund’s net assets of $33,879,112, including $10,406,449 of unrealized depreciation, were combined with those of the Fund. The combined net assets of the Fund and Acquired Fund were $33,879,112 immediately after the acquisition.

THE ALGER FUNDS |

ADDITIONAL INFORMATION (Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees, distribution (12b-1) fees, if applicable, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2008 and ending April 30, 2009.

Actual Expenses

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line under each class of shares in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Ratio of
					Expenses to
					Average
				Expenses	Net Assets
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2008	April 30, 2009	April 30, 2009(a)	April 30, 2009(b)
ALGER CAPITAL APPRECIATION FUND
Class A	Actual	$1,000.00	$995.70	$7.42	1.50%
	Hypothetical(c)	1,000.00	1,017.36	7.50	1.50
Class B	Actual	1,000.00	990.50	12.19	2.47
	Hypothetical(c)	1,000.00	1,012.55	12.33	2.47
Class C	Actual	1,000.00	992.90	11.27	2.28
	Hypothetical(c)	1,000.00	1,013.49	11.38	2.28

ALGER MIDCAP GROWTH FUND
Class A	Actual	$1,000.00	$1,014.10	$7.79	1.56%
	Hypothetical(c)	1,000.00	1,017.06	7.80	1.56
Class B	Actual	1,000.00	1,010.90	12.02	2.41
	Hypothetical(c)	1,000.00	1,012.84	12.03	2.41
Class C	Actual	1,000.00	1,008.20	12.00	2.41
	Hypothetical(c)	1,000.00	1,012.84	12.03	2.41

ALGER LARGECAP GROWTH FUND
Class A	Actual	$1,000.00	$984.10	$8.07	1.64%
	Hypothetical(c)	1,000.00	1,016.66	8.20	1.64
Class B	Actual	1,000.00	981.10	11.25	2.29
	Hypothetical(c)	1,000.00	1,013.44	11.43	2.29
Class C	Actual	1,000.00	981.10	11.49	2.34
	Hypothetical(c)	1,000.00	1,013.19	11.68	2.34

ALGER SMALLCAP GROWTH FUND
Class A	Actual	$1,000.00	$1,013.70	$8.24	1.65%
	Hypothetical(c)	1,000.00	1,016.61	8.25	1.65
Class B	Actual	1,000.00	1,010.20	12.86	2.58
	Hypothetical(c)	1,000.00	1,012.00	12.87	2.58
Class C	Actual	1,000.00	1,012.70	12.78	2.56
	Hypothetical(c)	1,000.00	1,012.10	12.77	2.56

ALGER SMIDCAP GROWTH FUND
Class A	Actual	$1,000.00	$1,002.10	$7.45	1.50%
	Hypothetical(c)	1,000.00	1,017.36	7.50	1.50
Class B	Actual	1,000.00	996.80	11.88	2.40
	Hypothetical(c)	1,000.00	1,012.89	11.98	2.40
Class C	Actual	1,000.00	996.80	11.83	2.39
	Hypothetical(c)	1,000.00	1,012.94	11.93	2.39
Class I	Actual	1,000.00	1,002.00	6.25	1.26
	Hypothetical(c)	1,000.00	1,018.55	6.31	1.26

					Ratio of
					Expenses to
					Average
				Expenses	Net Assets
		Beginning	Ending	Paid During	For the
		Account	Account	the Six Months	Six Months
		Value	Value	Ended	Ended
		November 1, 2008	April 30, 2009	April 30, 2009(a)	April 30, 2009(b)
ALGER GROWTH OPPORTUNITIES FUND
Class A	Actual	$1,000.00	$1,000.00	$7.40	1.50%
	Hypothetical(c)	1,000.00	1,017.36	7.50	1.50
Class C	Actual	1,000.00	996.90	11.14	2.25
	Hypothetical(c)	1,000.00	1,013.64	11.23	2.25
Class I	Actual	1,000.00	1,001.50	6.20	1.25
	Hypothetical(c)	1,000.00	1,018.60	6.26	1.25

ALGER HEALTH SCIENCES FUND
Class A	Actual	$1,000.00	$988.30	$7.20	1.46%
	Hypothetical(c)	1,000.00	1,017.55	7.30	1.46
Class B	Actual	1,000.00	984.50	11.46	2.33
	Hypothetical(c)	1,000.00	1,013.24	11.63	2.33
Class C	Actual	1,000.00	984.50	10.97	2.23
	Hypothetical(c)	1,000.00	1,013.74	11.13	2.23

ALGER BALANCED FUND
Class A	Actual	$1,000.00	$1,005.60	$7.21	1.45%
	Hypothetical(c)	1,000.00	1,017.60	7.25	1.45
Class B	Actual	1,000.00	1,001.00	11.46	2.31
	Hypothetical(c)	1,000.00	1,013.34	11.53	2.31
Class C	Actual	1,000.00	1,001.80	11.22	2.26
	Hypothetical(c)	1,000.00	1,013.59	11.28	2.26

ALGER CONVERTIBLE FUND
Class A	Actual	$1,000.00	$1,042.30	$6.79	1.34%
	Hypothetical(c)	1,000.00	1,018.15	6.71	1.34

ALGER MONEY MARKET FUND
Class B	Actual	$1,000.00	$1,000.30	$2.63	0.53%
	Hypothetical(c)	1,000.00	1,022.17	2.66	0.53

(a)       Expenses are equal to the annualized expense ratio of the respective share class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)       Annualized

(c)        5% annual return before expenses.

(This page has been intentionally left blank)

(This page has been intentionally left blank)

(This page has been intentionally left blank)

(This page has been intentionally left blank)

Proxy Voting Policies

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds’ website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.

Fund Holdings

The Funds’ most recent month end portfolio holdings are available approximately sixty days after month end on the Funds’ website at www.alger.com. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available online on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3863.

Change in Independent Registered Public Accounting Firm

On May 12, 2009, Deloitte & Touche LLP was selected as each Fund’s independent registered public accounting firm for the 2009 fiscal year. A majority of each Fund’s Board of Trustees, including a majority of the Independent Directors, approved the appointment of Deloitte & Touche LLP. The predecessor independent registered public accounting firm’s report on the Fund’s financial statements for the year ended October 31, 2008 and the year ended October 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through May 12, 2009, there were no disagreements between the Funds and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or audit scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

THE ALGER FUNDS

111 Fifth Avenue

New York, NY 10003

(800) 992-3362

www.alger.com

Investment Manager

Fred Alger Management, Inc.

111 Fifth Avenue

New York, NY 10003

Distributor

Fred Alger & Company, Incorporated

111 Fifth Avenue

New York, NY 10003

Transfer Agent and Dividend Disbursing Agent

Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, MA 02266

This report is submitted for the general information of the shareholders of The Alger Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust’s investment policies, fees and expenses as well as other pertinent information.

SAA 043009

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the Registrant’s internal control over financial reporting occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Dan C. Chung

Dan C. Chung

President

Date: June 30, 2009

By:	/s/Michael D. Martins

Michael D. Martins

Treasurer

Date: June 30, 2009